UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	05-31-2016

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

May 31, 2016

Emerging Markets Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of recession fears and resulting central bank policy moves—triggered widespread market volatility. Stock index graphs of the six months look like a square root sign (√). From late December to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, an energy price collapse, and Chinese currency devaluations. Furthermore, the U.S. Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets.

These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to indications that the global oil supply glut could be reduced. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Modest broad market gains and losses for the reporting period do not capture its volatility, which generally pushed returns for bonds (and higher-yielding, more defensive stock sectors such as utilities and telecommunication services) ahead of broad stock returns. Also, the divergence between generally weaker global economic conditions and the relatively stable U.S. economy helped U.S. stocks generally outpace their non-U.S. counterparts.

Looking ahead, we expect more market volatility this year due to global economic and political headwinds, uncertainty surrounding future Fed moves, and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2016
Top Ten Holdings	% of net assets
Tencent Holdings Ltd.	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Samsung Electronics Co. Ltd.	2.9%
HDFC Bank Ltd.	2.4%
China Mobile Ltd.	2.3%
Industrial & Commercial Bank of China Ltd., H Shares	2.1%
Naspers Ltd., N Shares	1.9%
Ping An Insurance Group Co., H Shares	1.8%
President Chain Store Corp.	1.7%
LG Household & Health Care Ltd.	1.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.2%
Exchange-Traded Funds	1.7%
Total Equity Exposure	98.9%
Temporary Cash Investments	0.6%
Other Assets and Liabilities	0.5%

Investments by Country	% of net assets
China	23.5%
South Korea	14.3%
Taiwan	13.4%
Thailand	6.3%
India	6.3%
South Africa	5.8%
Mexico	4.8%
Brazil	4.7%
Russia	4.7%
Indonesia	4.4%
Turkey	3.3%
Other Countries	5.7%
Exchange-Traded Funds*	1.7%
Cash and Equivalents**	1.1%
* Category may increase exposure to the countries indicated. The Schedule of Investments provides additional information on the fund's portfolio holdings.
**Includes temporary cash investments and other assets and liabilities.

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Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period(1) 12/1/15 - 5/31/16	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$990.20	$7.02	1.41%
Investor Class (before waiver)	$1,000	$990.20(2)	$8.26	1.66%
Institutional Class (after waiver)	$1,000	$992.50	$6.03	1.21%
Institutional Class (before waiver)	$1,000	$992.50(2)	$7.27	1.46%
A Class (after waiver)	$1,000	$988.50	$8.25	1.66%
A Class (before waiver)	$1,000	$988.50(2)	$9.50	1.91%
C Class (after waiver)	$1,000	$984.90	$11.96	2.41%
C Class (before waiver)	$1,000	$984.90(2)	$13.20	2.66%
R Class (after waiver)	$1,000	$988.60	$9.50	1.91%
R Class (before waiver)	$1,000	$988.60(2)	$10.74	2.16%
R6 Class (after waiver)	$1,000	$991.50	$5.28	1.06%
R6 Class (before waiver)	$1,000	$991.50(2)	$6.52	1.31%
Hypothetical
Investor Class (after waiver)	$1,000	$1,017.95	$7.11	1.41%
Investor Class (before waiver)	$1,000	$1,016.70	$8.37	1.66%
Institutional Class (after waiver)	$1,000	$1,018.95	$6.11	1.21%
Institutional Class (before waiver)	$1,000	$1,017.70	$7.36	1.46%
A Class (after waiver)	$1,000	$1,016.70	$8.37	1.66%
A Class (before waiver)	$1,000	$1,015.45	$9.62	1.91%
C Class (after waiver)	$1,000	$1,012.95	$12.13	2.41%
C Class (before waiver)	$1,000	$1,011.70	$13.38	2.66%
R Class (after waiver)	$1,000	$1,015.45	$9.62	1.91%
R Class (before waiver)	$1,000	$1,014.20	$10.88	2.16%
R6 Class (after waiver)	$1,000	$1,019.70	$5.35	1.06%
R6 Class (before waiver)	$1,000	$1,018.45	$6.61	1.31%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

5

Schedule of Investments

MAY 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.2%
Brazil — 4.7%
Cielo SA	290,172	$2,542,297
Itau Unibanco Holding SA ADR	630,084	5,046,973
Raia Drogasil SA	493,600	7,818,703
Ultrapar Participacoes SA	307,900	5,815,302
Vale SA ADR	788,741	3,099,752
		24,323,027
Chile — 1.0%
SACI Falabella	715,051	5,025,832
China — 23.5%
AAC Technologies Holdings, Inc.	193,500	1,566,277
Alibaba Group Holding Ltd. ADR(1)	94,958	7,786,556
Baidu, Inc. ADR(1)	28,144	5,024,830
Beijing Enterprises Water Group Ltd.	9,932,000	6,377,850
China Gas Holdings Ltd.	3,246,000	4,594,923
China Mobile Ltd.	1,043,500	11,897,706
China Overseas Land & Investment Ltd.	1,544,000	4,639,501
China Railway Construction Corp. Ltd., H Shares	4,864,500	6,078,473
CNOOC Ltd.	3,978,000	4,750,615
Ctrip.com International Ltd. ADR(1)	122,318	5,597,272
IMAX China Holding, Inc.(1)	795,900	4,383,685
Industrial & Commercial Bank of China Ltd., H Shares	20,047,645	10,629,128
KWG Property Holding Ltd.	5,299,500	3,328,065
New Oriental Education & Technology Group, Inc. ADR	90,383	3,818,682
Ping An Insurance Group Co., H Shares	2,058,500	9,192,157
Shenzhou International Group Holdings Ltd.	1,277,000	6,425,467
Tencent Holdings Ltd.	1,115,100	24,868,491
		120,959,678
Egypt — 0.8%
Commercial International Bank Egypt S.A.E.	857,062	4,107,744
Hungary — 1.0%
Richter Gedeon Nyrt	267,712	5,367,022
India — 6.3%
Bharti Infratel Ltd.	887,340	4,939,484
HCL Technologies Ltd.	383,466	4,216,217
HDFC Bank Ltd.	602,151	12,528,965
Larsen & Toubro Ltd.	211,433	4,630,409
SKS Microfinance Ltd.(1)	608,580	5,881,840
		32,196,915
Indonesia — 4.4%
Astra International Tbk PT	7,117,400	3,438,861
Bank Rakyat Indonesia Persero Tbk PT	3,595,500	2,724,262
Matahari Department Store Tbk PT	4,213,900	5,853,496
Telekomunikasi Indonesia Persero Tbk PT	23,627,200	6,399,754
Wijaya Karya Persero Tbk PT	25,140,000	4,416,984
		22,833,357

6

	Shares	Value
Mexico — 4.8%
Alsea SAB de CV	1,096,933	$4,156,717
Cemex SAB de CV ADR(1)	1,041,353	6,623,005
Corp. Inmobiliaria Vesta SAB de CV	1,761,034	2,576,180
Fomento Economico Mexicano SAB de CV ADR	53,701	4,869,607
Grupo Aeroportuario del Centro Norte Sab de CV	1,082,933	6,220,627
		24,446,136
Peru — 1.0%
Credicorp Ltd.	35,951	5,040,330
Philippines — 1.9%
Ayala Land, Inc.	6,439,600	4,915,935
Universal Robina Corp.	1,199,780	5,002,825
		9,918,760
Russia — 4.7%
Moscow Exchange MICEX-RTS PJSC	3,281,554	5,388,471
NovaTek OAO GDR	69,774	7,005,310
X5 Retail Group NV GDR(1)	322,579	6,306,419
Yandex NV, A Shares(1)	271,955	5,602,273
		24,302,473
South Africa — 5.8%
Aspen Pharmacare Holdings Ltd.	263,034	5,389,132
Capitec Bank Holdings Ltd.	121,651	4,605,496
Discovery Holdings Ltd.	505,930	3,869,743
Naspers Ltd., N Shares	67,885	9,984,629
Sappi Ltd.(1)	547,732	2,569,588
Vodacom Group Ltd.	340,470	3,561,490
		29,980,078
South Korea — 14.3%
Amorepacific Corp.	20,500	7,181,364
CJ Korea Express Corp.(1)	29,806	5,351,975
Coway Co. Ltd.	61,037	5,275,055
GS Retail Co. Ltd.	86,855	3,855,202
Innocean Worldwide, Inc.	76,986	5,736,161
LG Chem Ltd.	15,348	3,489,938
LG Household & Health Care Ltd.	8,925	7,908,038
Medy-Tox, Inc.	12,855	4,735,144
NAVER Corp.	9,467	5,719,282
Orion Corp.	5,222	4,250,160
Samsung Electronics Co. Ltd.	13,581	14,722,816
Samsung Fire & Marine Insurance Co. Ltd.	22,158	5,168,589
		73,393,724
Taiwan — 13.4%
Hota Industrial Manufacturing Co. Ltd.	1,354,000	6,393,745
Largan Precision Co. Ltd.	43,000	3,586,355
Nien Made Enterprise Co. Ltd.(1)	559,000	5,125,059
PChome Online, Inc.	307,553	3,677,905
President Chain Store Corp.	1,135,000	8,613,645
Taiwan Paiho Ltd.	1,634,000	4,424,138
Taiwan Semiconductor Manufacturing Co. Ltd.	4,925,939	23,638,465
Tung Thih Electronic Co. Ltd.	505,000	7,061,096

7

	Shares	Value
Uni-President Enterprises Corp.	3,237,000	$6,163,824
		68,684,232
Thailand — 6.3%
Airports of Thailand PCL	348,200	3,859,684
CP ALL PCL	4,288,800	5,972,507
Kasikornbank PCL	575,300	2,834,228
KCE Electronics PCL	1,113,800	2,533,135
Minor International PCL	5,121,600	5,626,950
Siam Cement PCL (The)	238,800	3,208,509
Srisawad Power 1979 PCL	3,772,000	4,487,334
Thai Oil PCL	2,087,800	3,681,775
		32,204,122
Turkey — 3.3%
Haci Omer Sabanci Holding AS	1,305,316	4,063,499
TAV Havalimanlari Holding AS	510,099	2,616,069
Tofas Turk Otomobil Fabrikasi AS	746,899	5,601,553
Ulker Biskuvi Sanayi AS	623,749	4,508,927
		16,790,048
TOTAL COMMON STOCKS (Cost $440,996,427)		499,573,478
EXCHANGE-TRADED FUNDS — 1.7%
iShares MSCI Brazil Capped ETF	204,044	5,190,879
iShares MSCI Malaysia ETF	438,112	3,469,847
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,693,174)		8,660,726
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $2,352,675), at 0.10%, dated 5/31/16, due 6/1/16 (Delivery value $2,301,006)		2,301,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,053,620	1,053,620
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,354,620)		3,354,620
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $454,044,221)		511,588,824
OTHER ASSETS AND LIABILITIES — 0.5%		2,344,530
TOTAL NET ASSETS — 100.0%		$513,933,354

8

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	20.5%
Financials	19.7%
Consumer Discretionary	18.3%
Consumer Staples	14.2%
Industrials	6.5%
Telecommunication Services	5.2%
Energy	4.1%
Materials	3.7%
Health Care	2.9%
Utilities	2.1%
Exchange-Traded Funds	1.7%
Cash and Equivalents*	1.1%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
(1) Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

MAY 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $454,044,221)	$511,588,824
Foreign currency holdings, at value (cost of $1,470,983)	1,470,917
Receivable for investments sold	6,882,657
Receivable for capital shares sold	227,576
Dividends and interest receivable	567,171
Other assets	122
520,737,267

Liabilities
Payable for investments purchased	6,004,981
Payable for capital shares redeemed	202,867
Accrued management fees	584,031
Distribution and service fees payable	12,034
6,803,913

Net Assets	$513,933,354

Net Assets Consist of:
Capital (par value and paid-in surplus)	$533,127,507
Undistributed net investment income	525,274
Accumulated net realized loss	(77,219,839)
Net unrealized appreciation	57,500,412
$513,933,354

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$414,445,547	51,725,416	$8.01
Institutional Class, $0.01 Par Value	$28,594,554	3,480,965	$8.21
A Class, $0.01 Par Value	$35,887,514	4,642,256	$7.73*
C Class, $0.01 Par Value	$4,622,158	644,553	$7.17
R Class, $0.01 Par Value	$1,626,696	208,352	$7.81
R6 Class, $0.01 Par Value	$28,756,885	3,497,876	$8.22
*Maximum offering price $8.20 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $467,761)	$3,945,851
Interest	5,083
3,950,934

Expenses:
Management fees	3,957,795
Distribution and service fees:
A Class	37,812
C Class	19,281
R Class	3,823
Directors' fees and expenses	8,130
Other expenses	3,536
4,030,377
Fees waived	(610,101)
3,420,276

Net investment income (loss)	530,658

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(15,856,001)
Foreign currency transactions	(174,944)
Capital gain distributions received from underlying funds	780,521
(15,250,424)

Change in net unrealized appreciation (depreciation) on:
Investments	11,774,621
Translation of assets and liabilities in foreign currencies	(27,014)
11,747,607

Net realized and unrealized gain (loss)	(3,502,817)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,972,159)

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2015
Increase (Decrease) in Net Assets	May 31, 2016	November 30, 2015
Operations
Net investment income (loss)	$530,658	$1,325,214
Net realized gain (loss)	(15,250,424)	(3,175,447)
Change in net unrealized appreciation (depreciation)	11,747,607	(44,677,252)
Net increase (decrease) in net assets resulting from operations	(2,972,159)	(46,527,485)

Distributions to Shareholders
From net investment income:
Investor Class	(550,383)	(277,848)
Institutional Class	(88,977)	(40,979)
R6 Class	(128,912)	(59,777)
Decrease in net assets from distributions	(768,272)	(378,604)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	57,962,207	67,583,843

Redemption Fees
Increase in net assets from redemption fees	48,657	34,209

Net increase (decrease) in net assets	54,270,433	20,711,963

Net Assets
Beginning of period	459,662,921	438,950,958
End of period	$513,933,354	$459,662,921

Undistributed net investment income	$525,274	$762,888

See Notes to Financial Statements.

12

Notes to Financial Statements

MAY 31, 2016 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a

13

specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, are a component of net realized gain (loss). Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover

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transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 29% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund also include the assets of NT Emerging Markets Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 1.250% to 1.850% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 1.050% to 1.650% for the Institutional Class and 0.900% to 1.500% for the R6 Class. During the six months ended May 31, 2016, the investment advisor voluntarily agreed to waive 0.250% of the fund's management fee. The investment advisor expects this waiver to continue until March 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended May 31, 2016 was $502,242, $30,145, $37,812, $4,820, $1,911 and $33,171 for the Investor Class, Institutional Class, A Class, C Class, R Class and R6 Class, respectively. The effective annual management fee before waiver for each class for the six months ended May 31, 2016 was 1.65% for the Investor Class, A Class, C Class and R Class, 1.45% for the Institutional Class and 1.30% for the R6 Class. The effective annual management fee after waiver for each class for the six months ended May 31, 2016 was 1.40% for the Investor Class, A Class, C Class and R Class, 1.20% for the Institutional Class and 1.05% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things,

15

that these transactions be effected at the independent current market price of the security. There were no significant interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2016 were $198,039,099 and $131,458,297, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2016		Year ended November 30, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	380,000,000		400,000,000
Sold	9,198,553	$71,471,540	13,659,639	$116,335,445
Issued in reinvestment of distributions	70,046	535,852	31,378	272,985
Redeemed	(6,875,777)	(53,452,234)	(8,051,549)	(69,730,913)
	2,392,822	18,555,158	5,639,468	46,877,517
Institutional Class/Shares Authorized	35,000,000		40,000,000
Sold	3,266,850	26,009,165	493,583	4,194,048
Issued in reinvestment of distributions	11,337	88,884	4,598	40,966
Redeemed	(374,275)	(2,957,955)	(1,685,794)	(15,221,632)
	2,903,912	23,140,094	(1,187,613)	(10,986,618)
A Class/Shares Authorized	30,000,000		30,000,000
Sold	1,989,569	15,275,028	3,008,091	25,809,533
Redeemed	(626,666)	(4,618,699)	(795,069)	(6,632,037)
	1,362,903	10,656,329	2,213,022	19,177,496
C Class/Shares Authorized	30,000,000		30,000,000
Sold	243,114	1,714,241	197,372	1,638,348
Redeemed	(31,266)	(214,976)	(148,454)	(1,145,309)
	211,848	1,499,265	48,918	493,039
R Class/Shares Authorized	30,000,000		25,000,000
Sold	47,912	353,845	84,391	708,493
Redeemed	(19,839)	(149,975)	(98,265)	(839,815)
	28,073	203,870	(13,874)	(131,322)
R6 Class/Shares Authorized	40,000,000		30,000,000
Sold	770,627	6,108,944	1,902,631	17,049,003
Issued in reinvestment of distributions	16,443	128,912	6,701	59,777
Redeemed	(287,309)	(2,330,365)	(551,800)	(4,955,049)
	499,761	3,907,491	1,357,532	12,153,731
Net increase (decrease)	7,399,319	$57,962,207	8,057,453	$67,583,843

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

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•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$8,146,725	$16,176,302	—
China	22,227,340	98,732,338	—
Mexico	11,492,612	12,953,524	—
Peru	5,040,330	—	—
Russia	5,602,273	18,700,200	—
Other Countries	—	300,501,834	—
Exchange-Traded Funds	8,660,726	—	—
Temporary Cash Investments	1,053,620	2,301,000	—
	$62,223,626	$449,365,198	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$454,320,358
Gross tax appreciation of investments	$78,876,370
Gross tax depreciation of investments	(21,607,904)
Net tax appreciation (depreciation) of investments	$57,268,466

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2015, the fund had accumulated short-term capital losses of $(60,876,446), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(57,815,598) expire in 2017 and the remaining losses are unlimited.

As of November 30, 2015, the fund had post-October capital loss deferrals of $(779,309), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$8.10	0.01	(0.09)	(0.08)	(0.01)	$8.01	(0.98)%	1.41%(4)	1.66%(4)	0.21%(4)	(0.04)%(4)	27%	$414,446
2015	$9.00	0.03	(0.92)	(0.89)	(0.01)	$8.10	(9.93)%	1.43%	1.68%	0.30%	0.05%	58%	$399,694
2014	$8.87	0.03	0.13	0.16	(0.03)	$9.00	1.84%	1.45%	1.70%	0.29%	0.04%	74%	$393,357
2013	$8.36	0.01	0.53	0.54	(0.03)	$8.87	6.48%	1.63%	1.72%	0.17%	0.08%	68%	$421,274
2012	$7.38	0.02	0.96	0.98	—	$8.36	13.28%	1.74%	1.74%	0.29%	0.29%	85%	$452,331
2011	$8.46	0.01	(1.09)	(1.08)	—	$7.38	(12.77)%	1.71%	1.71%	0.17%	0.17%	71%	$435,079
Institutional Class
2016(3)	$8.31	0.02	(0.09)	(0.07)	(0.03)	$8.21	(0.75)%	1.21%(4)	1.46%(4)	0.41%(4)	0.16%(4)	27%	$28,595
2015	$9.24	0.02	(0.93)	(0.91)	(0.02)	$8.31	(9.83)%	1.23%	1.48%	0.50%	0.25%	58%	$4,797
2014	$9.09	0.05	0.14	0.19	(0.04)	$9.24	2.07%	1.25%	1.50%	0.49%	0.24%	74%	$16,300
2013	$8.56	0.03	0.55	0.58	(0.05)	$9.09	6.77%	1.43%	1.52%	0.37%	0.28%	68%	$32,452
2012	$7.56	0.04	0.97	1.01	(0.01)	$8.56	13.43%	1.54%	1.54%	0.49%	0.49%	85%	$28,536
2011	$8.65	0.03	(1.12)	(1.09)	—	$7.56	(12.60)%	1.51%	1.51%	0.37%	0.37%	71%	$29,695

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$7.82	—(5)	(0.09)	(0.09)	—	$7.73	(1.15)%	1.66%(4)	1.91%(4)	(0.04)%(4)	(0.29)%(4)	27%	$35,888
2015	$8.70	0.01	(0.89)	(0.88)	—	$7.82	(10.11)%	1.68%	1.93%	0.05%	(0.20)%	58%	$25,632
2014	$8.59	0.01	0.12	0.13	(0.02)	$8.70	1.59%	1.70%	1.95%	0.04%	(0.21)%	74%	$9,278
2013	$8.09	(0.01)	0.52	0.51	(0.01)	$8.59	6.30%	1.88%	1.97%	(0.08)%	(0.17)%	68%	$11,575
2012	$7.16	—(5)	0.93	0.93	—	$8.09	12.99%	1.99%	1.99%	0.04%	0.04%	85%	$13,745
2011	$8.23	(0.01)	(1.06)	(1.07)	—	$7.16	(13.00)%	1.96%	1.96%	(0.08)%	(0.08)%	71%	$15,339
C Class
2016(3)	$7.28	(0.03)	(0.08)	(0.11)	—	$7.17	(1.51)%	2.41%(4)	2.66%(4)	(0.79)%(4)	(1.04)%(4)	27%	$4,622
2015	$8.15	(0.05)	(0.82)	(0.87)	—	$7.28	(10.67)%	2.43%	2.68%	(0.70)%	(0.95)%	58%	$3,149
2014	$8.09	(0.06)	0.13	0.07	(0.01)	$8.15	0.82%	2.45%	2.70%	(0.71)%	(0.96)%	74%	$3,129
2013	$7.67	(0.06)	0.48	0.42	—	$8.09	5.48%	2.63%	2.72%	(0.83)%	(0.92)%	68%	$3,571
2012	$6.84	(0.05)	0.88	0.83	—	$7.67	12.13%	2.74%	2.74%	(0.71)%	(0.71)%	85%	$3,376
2011	$7.93	(0.07)	(1.02)	(1.09)	—	$6.84	(13.75)%	2.71%	2.71%	(0.83)%	(0.83)%	71%	$3,896

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2016(3)	$7.90	(0.01)	(0.08)	(0.09)	—	$7.81	(1.14)%	1.91%(4)	2.16%(4)	(0.29)%(4)	(0.54)%(4)	27%	$1,627
2015	$8.82	(0.02)	(0.90)	(0.92)	—	$7.90	(10.43)%	1.93%	2.18%	(0.20)%	(0.45)%	58%	$1,425
2014	$8.72	(0.02)	0.14	0.12	(0.02)	$8.82	1.38%	1.95%	2.20%	(0.21)%	(0.46)%	74%	$1,712
2013	$8.23	(0.02)	0.51	0.49	—	$8.72	5.95%	2.13%	2.22%	(0.33)%	(0.42)%	68%	$1,133
2012	$7.30	(0.02)	0.95	0.93	—	$8.23	12.74%	2.24%	2.24%	(0.21)%	(0.21)%	85%	$824
2011	$8.42	(0.03)	(1.09)	(1.12)	—	$7.30	(13.30)%	2.21%	2.21%	(0.33)%	(0.33)%	71%	$631
R6 Class
2016(3)	$8.33	0.02	(0.09)	(0.07)	(0.04)	$8.22	(0.85)%	1.06%(4)	1.31%(4)	0.56%(4)	0.31%(4)	27%	$28,757
2015	$9.25	0.07	(0.95)	(0.88)	(0.04)	$8.33	(9.58)%	1.08%	1.33%	0.65%	0.40%	58%	$24,965
2014	$9.09	—(5)	0.20	0.20	(0.04)	$9.25	2.23%	1.10%	1.35%	0.64%	0.39%	74%	$15,174
2013(6)	$8.46	—(5)	0.63	0.63	—	$9.09	7.45%	1.12%(4)	1.37%(4)	0.14%(4)	(0.11)%(4)	68%(7)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2016 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through November 30, 2013.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89423 1607

Semiannual Report

May 31, 2016

Emerging Markets Small Cap Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the approximately two-month reporting period from the fund’s inception to May 31, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

“Risk-on” Rebound From Early 2016 Sell-off Continued, Except in Emerging Markets (EM)

Global equity market returns for April and May of 2016 generally reflected a continued “risk-on” rebound from the sharp “risk-off” sell-off that dragged these markets down during the first six weeks of the year. Riskier asset classes such as stocks and high-yield bonds plunged at the start of the year on concerns about China’s slowing economic growth, its possible contagion to the global economy, and an energy price collapse. Furthermore, the U.S. Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and EM.

These factors combined to drive down stock prices until mid-February, when the markets reversed, partly in response to indications that the global oil supply glut could be reduced. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus also boosted the markets, with the Bank of Japan resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

The positive momentum and sentiment created by these moves was generally sustained through April and May, producing positive returns for most equity indices. The notable exception was EM. In May, the Fed indicated that it might raise interest rates again this summer. Anticipation of another Fed rate hike, along with continued economic and political struggles in non-U.S. economies, pushed the U.S. dollar higher and EM stock indices lower.

Looking ahead, we expect more market volatility this year due to global economic and political headwinds, uncertainty surrounding future Fed moves, and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

MAY 31, 2016
Top Ten Holdings	% of net assets
iShares MSCI India Small-Cap ETF	5.1%
iShares MSCI Emerging Markets Small-Cap ETF	4.0%
Raia Drogasil SA	1.8%
Moscow Exchange MICEX-RTS PJSC	1.6%
Innocean Worldwide, Inc.	1.6%
Pou Sheng International Holdings Ltd.	1.5%
Green Seal Holding Ltd.	1.5%
Fu Shou Yuan International Group Ltd.	1.5%
Srisawad Power 1979 PCL	1.5%
Minor International PCL	1.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	90.5%
Exchange-Traded Funds	9.1%
Total Equity Exposure	99.6%
Temporary Cash Investments	2.2%
Other Assets and Liabilities	(1.8)%

Investments by Country	% of net assets
South Korea	15.8%
China	15.8%
Taiwan	13.3%
Thailand	9.7%
Indonesia	5.4%
Mexico	5.4%
Russia	4.1%
Brazil	4.1%
South Africa	3.8%
United Kingdom	2.0%
Other Countries	11.1%
Exchange-Traded Funds*	9.1%
Cash and Equivalents**	0.4%
* Category may increase exposure to the countries indicated. The Schedule of Investments provides additional information on the fund's portfolio holdings.
**Includes temporary cash investments and other assets and liabilities.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period(1) 12/1/15 - 5/31/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$995.00(2)	$2.40(3)	1.60%
Institutional Class	$1,000	$995.00(2)	$2.10(3)	1.40%
A Class	$1,000	$994.00(2)	$2.77(3)	1.85%
C Class	$1,000	$993.00(2)	$3.89(3)	2.60%
R Class	$1,000	$994.00(2)	$3.15(3)	2.10%
R6 Class	$1,000	$995.00(2)	$1.87(3)	1.25%
Hypothetical
Investor Class	$1,000	$1,017.00(4)	$8.07(4)	1.60%
Institutional Class	$1,000	$1,018.00(4)	$7.06(4)	1.40%
A Class	$1,000	$1,015.75(4)	$9.32(4)	1.85%
C Class	$1,000	$1,012.00(4)	$13.08(4)	2.60%
R Class	$1,000	$1,014.50(4)	$10.58(4)	2.10%
R6 Class	$1,000	$1,018.75(4)	$6.31(4)	1.25%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value based on actual return from April 7, 2016 (fund inception) through May 31, 2016.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 55, the number of days in the period from April 7, 2016 (fund inception) through May 31, 2016, divided by 366, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

Schedule of Investments

MAY 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 90.5%
Brazil — 4.1%
Estacio Participacoes SA	17,900	$55,529
Odontoprev SA	20,000	62,707
Raia Drogasil SA	5,600	88,705
		206,941
China — 15.8%
AviChina Industry & Technology Co. Ltd., H Shares	72,000	50,590
Beijing Enterprises Water Group Ltd.	100,000	64,215
Brilliance China Automotive Holdings Ltd.	32,000	31,091
China High Speed Transmission Equipment Group Co. Ltd.(1)	42,000	32,213
China Lodging Group Ltd. ADR	1,510	51,204
Fu Shou Yuan International Group Ltd.	105,000	75,263
IMAX China Holding, Inc.(1)	13,000	71,602
KWG Property Holding Ltd.	64,000	40,192
Minth Group Ltd.	18,000	52,929
Pou Sheng International Holdings Ltd.(1)	273,000	76,587
Sina Corp.(1)	1,055	56,981
Sunny Optical Technology Group Co. Ltd.	19,000	65,650
TAL Education Group ADR(1)	1,203	64,264
Weibo Corp. ADR(1)	2,463	65,491
		798,272
Colombia — 1.0%
Cementos Argos SA	12,956	48,789
Czech — 0.9%
Moneta Money Bank AS(1)	14,000	43,956
Greece — 1.4%
JUMBO SA(1)	5,158	70,590
Hong Kong — 0.8%
Pacific Textiles Holdings Ltd.	32,000	38,586
Hungary — 1.0%
Richter Gedeon Nyrt	2,630	52,726
Indonesia — 5.4%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	349,500	24,178
Cikarang Listrindo Tbk PT(1)	300,000	32,943
Indofood Sukses Makmur Tbk PT	107,100	54,295
Matahari Department Store Tbk PT	47,200	65,565
Mitra Keluarga Karyasehat Tbk PT	212,100	36,489
Wijaya Karya Persero Tbk PT	333,200	58,542
		272,012
Malaysia — 0.7%
Carlsberg Brewery Malaysia Bhd	10,500	33,466
Mexico — 5.4%
Alsea SAB de CV	19,451	73,708
Corp. Inmobiliaria Vesta SAB de CV	33,825	49,482
Gentera SAB de CV	17,395	31,582
Grupo Aeroportuario del Centro Norte Sab de CV	9,718	55,822

	Shares	Value
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	6,053	$61,338
		271,932
Philippines — 0.8%
Puregold Price Club, Inc.	45,100	40,505
Poland — 1.1%
Eurocash SA	4,630	57,517
Qatar — 0.4%
Qatar Industrial Manufacturing Co. QSC	2,117	23,260
Russia — 4.1%
Moscow Exchange MICEX-RTS PJSC	49,359	81,050
X5 Retail Group NV GDR(1)	3,534	69,089
Yandex NV, A Shares(1)	2,813	57,948
		208,087
Singapore — 1.1%
SIIC Environment Holdings Ltd.(1)	118,800	58,662
South Africa — 3.8%
Capitec Bank Holdings Ltd.	1,711	64,775
Discovery Holdings Ltd.	4,420	33,807
Foschini Group Ltd. (The)	4,427	39,436
Sappi Ltd.(1)	11,777	55,250
		193,268
South Korea — 15.8%
CJ Korea Express Corp.(1)	309	55,484
Cosmax, Inc.	568	74,348
Duk San Neolux Co. Ltd.(1)	2,612	55,010
GS Retail Co. Ltd.	1,501	66,624
Humedix Co. Ltd.	1,161	47,539
Hyundai Department Store Co. Ltd.	338	37,578
Hyundai Marine & Fire Insurance Co. Ltd.	1,348	35,742
Hyundai Wia Corp.	416	32,322
Innocean Worldwide, Inc.	1,081	80,544
JoyCity Corp.(1)	2,457	58,446
Jusung Engineering Co. Ltd.(1)	7,403	51,432
Kumho Petrochemical Co. Ltd.	975	52,194
Lutronic Corp.	1,217	45,339
Medy-Tox, Inc.	159	58,568
Orion Corp.	62	50,462
		801,632
Taiwan — 13.3%
Egis Technology, Inc.(1)	11,000	47,727
Feng TAY Enterprise Co. Ltd.	10,000	41,855
Green Seal Holding Ltd.	16,000	76,290
Hermes Microvision, Inc.	2,000	70,832
Himax Technologies, Inc. ADR	5,303	52,374
Hota Industrial Manufacturing Co. Ltd.	15,000	70,832
Nien Made Enterprise Co. Ltd.(1)	7,000	64,178
PChome Online, Inc.	6,000	71,752
Taiwan Paiho Ltd.	19,000	51,443
Tung Thih Electronic Co. Ltd.	5,000	69,912
Vanguard International Semiconductor Corp.	34,000	55,776
		672,971

	Shares	Value
Thailand — 9.7%
Chularat Hospital PCL	352,300	$28,598
Digital Telecommunications Infrastructure Fund	122,300	48,954
KCE Electronics PCL	28,600	65,046
Minor International PCL	68,000	74,710
Muangthai Leasing PCL	91,000	51,199
Sino-Thai Engineering & Construction PCL	78,700	50,668
Srisawad Power 1979 PCL	62,935	74,870
Thai Oil PCL	33,800	59,605
Thai Union Group PCL	57,700	35,694
		489,344
Turkey — 1.9%
TAV Havalimanlari Holding AS	4,702	24,114
Tofas Turk Otomobil Fabrikasi AS	4,774	35,804
Ulker Biskuvi Sanayi AS	5,083	36,744
		96,662
United Kingdom — 2.0%
Petra Diamonds Ltd.	32,156	54,025
Tullow Oil plc(1)	14,348	47,900
		101,925
TOTAL COMMON STOCKS (Cost $4,543,602)		4,581,103
EXCHANGE-TRADED FUNDS — 9.1%
iShares MSCI India Small-Cap ETF	8,248	260,967
iShares MSCI Emerging Markets Small-Cap ETF	4,994	202,307
TOTAL EXCHANGE-TRADED FUNDS (Cost $449,396)		463,274
TEMPORARY CASH INVESTMENTS — 2.2%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost $111,502)	111,502	111,502
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $5,104,500)		5,155,879
OTHER ASSETS AND LIABILITIES — (1.8)%		(91,990)
TOTAL NET ASSETS — 100.0%		$5,063,889

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	26.3%
Information Technology	14.2%
Consumer Staples	12.1%
Financials	10.9%
Industrials	7.7%
Materials	6.8%
Health Care	6.4%
Utilities	3.0%
Energy	2.1%
Telecommunication Services	1.0%
Exchange-Traded Funds	9.1%
Cash and Equivalents*	0.4%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $5,104,500)	$5,155,879
Foreign currency holdings, at value (cost of $1,076)	1,077
Receivable for investments sold	107,900
Receivable for capital shares sold	125
Dividends and interest receivable	11,454
5,276,435

Liabilities
Payable for investments purchased	204,752
Accrued management fees	6,662
Distribution and service fees payable	1,132
212,546

Net Assets	$5,063,889

Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,095,238
Undistributed net investment income	10,636
Accumulated net realized loss	(93,261)
Net unrealized appreciation	51,276
$5,063,889

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$2,081,996	209,343	$9.95
Institutional Class, $0.01 Par Value	$596,895	60,000	$9.95
A Class, $0.01 Par Value	$994,165	100,000	$9.94*
C Class, $0.01 Par Value	$993,065	100,000	$9.93
R Class, $0.01 Par Value	$198,759	20,000	$9.94
R6 Class, $0.01 Par Value	$199,009	20,000	$9.95
*Maximum offering price $10.55 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE PERIOD ENDED MAY 31, 2016 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,649)	$24,230
Interest	116
24,346

Expenses:
Management fees	11,701
Distribution and service fees:
A Class	370
C Class	1,480
R Class	148
Directors' fees and expenses	11
13,710

Net investment income (loss)	10,636

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(83,812)
Foreign currency transactions	(9,449)
(93,261)

Change in net unrealized appreciation (depreciation) on:
Investments	51,379
Translation of assets and liabilities in foreign currencies	(103)
51,276

Net realized and unrealized gain (loss)	(41,985)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(31,349)

(1)	April 7, 2016 (fund inception) through May 31, 2016.

See Notes to Financial Statements.

Statement of Changes in Net Assets

PERIOD ENDED MAY 31, 2016 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,636
Net realized gain (loss)	(93,261)
Change in net unrealized appreciation (depreciation)	51,276
Net increase (decrease) in net assets resulting from operations	(31,349)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	5,095,238

Net increase (decrease) in net assets	5,063,889

Net Assets
End of period	$5,063,889

Undistributed net investment income	$10,636

(1)	April 7, 2016 (fund inception) through May 31, 2016.

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2016 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Small Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. All classes of the fund commenced sale on April 7, 2016, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 98% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.60% for the Investor Class, A Class, C Class and R Class, 1.40% for the Institutional Class and 1.25% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period April 7, 2016 (fund inception) through May 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no significant interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period April 7, 2016 (fund inception) through May 31, 2016 were $5,714,826 and $638,016, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Period ended May 31, 2016(1)
	Shares	Amount
Investor Class/Shares Authorized	50,000,000
Sold	209,343	$2,095,238
Institutional Class/Shares Authorized	50,000,000
Sold	60,000	600,000
A Class/Shares Authorized	50,000,000
Sold	100,000	1,000,000
C Class/Shares Authorized	50,000,000
Sold	100,000	1,000,000
R Class/Shares Authorized	50,000,000
Sold	20,000	200,000
R6 Class/Shares Authorized	50,000,000
Sold	20,000	200,000
Net increase (decrease)	509,343	$5,095,238

(1)	April 7, 2016 (fund inception) through May 31, 2016.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
China	$237,940	$560,332	—
Russia	57,948	150,139	—
Taiwan	52,374	620,597	—
Other Countries	—	2,901,773	—
Exchange-Traded Funds	463,274	—	—
Temporary Cash Investments	111,502	—	—
	$923,038	$4,232,841	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,104,500
Gross tax appreciation of investments	$204,057
Gross tax depreciation of investments	(152,678)
Net tax appreciation (depreciation) of investments	$51,379

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

17

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$10.00	0.02	(0.07)	(0.05)	$9.95	(0.50)%	1.60%(4)	1.65%(4)	13%	$2,082
Institutional Class
2016(3)	$10.00	0.03	(0.08)	(0.05)	$9.95	(0.50)%	1.40%(4)	1.85%(4)	13%	$597
A Class
2016(3)	$10.00	0.02	(0.08)	(0.06)	$9.94	(0.60)%	1.85%(4)	1.40%(4)	13%	$994
C Class
2016(3)	$10.00	0.01	(0.08)	(0.07)	$9.93	(0.70)%	2.60%(4)	0.65%(4)	13%	$993
R Class
2016(3)	$10.00	0.02	(0.08)	(0.06)	$9.94	(0.60)%	2.10%(4)	1.15%(4)	13%	$199
R6 Class
2016(3)	$10.00	0.03	(0.08)	(0.05)	$9.95	(0.50)%	1.25%(4)	2.00%(4)	13%	$199

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	April 7, 2016 (fund inception) through May 31, 2016 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

The Fund’s Board of Directors unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent directors and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the fund. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to:

•	the nature, extent, and quality of investment management, shareholder services, and other services to be provided to the Fund;

•	the wide range of other programs and services to be provided to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Fund’s service providers; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and because the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds.

When considering the approval of the management agreement for the Fund, the independent Directors considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Directors’ familiarity with the Advisor. The Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Directors have confidence in the Advisor’s integrity and competence in providing services to the Fund.

20

The independent Directors considered all of the information provided by the Advisor and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. The independent Directors concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

21

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89426 1607

Semiannual Report

May 31, 2016

Focused International Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the approximately two-month reporting period from the fund’s inception to May 31, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

“Risk-on” Rebound From Early 2016 Sell-off Continued, Except in Emerging Markets (EM)

Global equity market returns for April and May of 2016 generally reflected a continued “risk-on” rebound from the sharp “risk-off” sell-off that dragged these markets down during the first six weeks of the year. Riskier asset classes such as stocks and high-yield bonds plunged at the start of the year on concerns about China’s slowing economic growth, its possible contagion to the global economy, and an energy price collapse. Furthermore, the U.S. Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and EM.

These factors combined to drive down stock prices until mid-February, when the markets reversed, partly in response to indications that the global oil supply glut could be reduced. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus also boosted the markets, with the Bank of Japan resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

The positive momentum and sentiment created by these moves was generally sustained through April and May, producing positive returns for most equity indices. The notable exception was EM. In May, the Fed indicated that it might raise interest rates again this summer. Anticipation of another Fed rate hike, along with continued economic and political struggles in non-U.S. economies, pushed the U.S. dollar higher and EM stock indices lower.

Looking ahead, we expect more market volatility this year due to global economic and political headwinds, uncertainty surrounding future Fed moves, and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2016
Top Ten Holdings	% of net assets
Reckitt Benckiser Group plc	4.0%
Pandora A/S	3.7%
AIA Group Ltd.	3.6%
Ryohin Keikaku Co. Ltd.	3.5%
NXP Semiconductors NV	3.3%
Shire plc	3.3%
Tencent Holdings Ltd.	3.3%
Worldpay Group plc	3.3%
Roche Holding AG	3.2%
ORIX Corp.	3.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.3%
Temporary Cash Investments	2.1%
Other Assets and Liabilities	(0.4)%

Investments by Country	% of net assets
United Kingdom	27.7%
Japan	11.9%
France	9.0%
Germany	5.9%
China	4.9%
Mexico	4.3%
Indonesia	3.8%
Denmark	3.7%
Hong Kong	3.6%
Netherlands	3.3%
Switzerland	3.2%
Sweden	2.8%
Italy	2.6%
Portugal	2.5%
Austria	2.3%
South Korea	2.2%
Other Countries	4.6%
Cash and Equivalents*	1.7%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period(1) 12/1/15 - 5/31/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,026.00(2)	$2.18(3)	1.23%
Institutional Class	$1,000	$1,026.00(2)	$1.82(3)	1.03%
A Class	$1,000	$1,025.00(2)	$2.62(3)	1.48%
C Class	$1,000	$1,024.00(2)	$3.95(3)	2.23%
R Class	$1,000	$1,025.00(2)	$3.06(3)	1.73%
R6 Class	$1,000	$1,026.00(2)	$1.56(3)	0.88%
Hypothetical
Investor Class	$1,000	$1,018.85(4)	$6.21(4)	1.23%
Institutional Class	$1,000	$1,019.85(4)	$5.20(4)	1.03%
A Class	$1,000	$1,017.60(4)	$7.47(4)	1.48%
C Class	$1,000	$1,013.85(4)	$11.23(4)	2.23%
R Class	$1,000	$1,016.35(4)	$8.72(4)	1.73%
R6 Class	$1,000	$1,020.60(4)	$4.45(4)	0.88%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value based on actual return from March 29, 2016 (fund inception) through May 31, 2016.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 64, the number of days in the period from March 29, 2016 (fund inception) through May 31, 2016, divided by 366 to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

5

Schedule of Investments

MAY 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.3%
Austria — 2.3%
Erste Group Bank AG(1)	4,430	$118,543
Canada — 1.9%
Canadian Pacific Railway Ltd.	760	98,362
China — 4.9%
Baidu, Inc. ADR(1)	450	80,343
Tencent Holdings Ltd.	7,700	171,722
		252,065
Denmark — 3.7%
Pandora A/S	1,290	191,724
France — 9.0%
Accor SA	1,430	62,220
Cap Gemini SA	1,270	121,100
TOTAL SA	2,930	142,383
Valeo SA	950	143,384
		469,087
Germany — 5.9%
Fresenius Medical Care AG & Co. KGaA	1,300	112,823
Symrise AG	1,410	88,466
Zalando SE(1)	3,670	107,578
		308,867
Hong Kong — 3.6%
AIA Group Ltd.	32,000	187,163
India — 1.7%
HDFC Bank Ltd. ADR	1,350	86,886
Indonesia — 3.8%
Bank Mandiri Persero Tbk PT	115,800	76,508
Matahari Department Store Tbk PT	85,300	118,489
		194,997
Ireland — 1.0%
Ryanair Holdings plc ADR	622	54,363
Italy — 2.6%
Intesa Sanpaolo SpA	53,320	136,926
Japan — 11.9%
Calbee, Inc.	2,600	96,031
Kubota Corp.	7,400	108,960
ORIX Corp.	11,300	157,150
Ryohin Keikaku Co. Ltd.	800	184,440
Suntory Beverage & Food Ltd.	1,500	70,845
		617,426
Mexico — 4.3%
Alsea SAB de CV	38,060	144,224
Cemex SAB de CV ADR(1)	12,313	78,311
		222,535
Netherlands — 3.3%
NXP Semiconductors NV(1)	1,840	173,862

6

	Shares	Value
Portugal — 2.5%
Jeronimo Martins SGPS SA	8,090	$131,060
South Korea — 2.2%
Amorepacific Corp.	330	115,603
Sweden — 2.8%
Lundin Petroleum AB(1)	8,160	146,348
Switzerland — 3.2%
Roche Holding AG	640	167,984
United Kingdom — 27.7%
Admiral Group plc	3,000	85,510
Ashtead Group plc	8,100	114,501
Associated British Foods plc	1,210	51,594
Auto Trader Group plc	22,890	130,290
Carnival plc	2,190	108,130
London Stock Exchange Group plc	3,390	134,286
Reckitt Benckiser Group plc	2,090	208,110
Shire plc	2,790	172,142
St. James's Place plc	8,240	110,691
Wolseley plc	2,630	154,309
Worldpay Group plc(1)	42,160	169,204
		1,438,767
TOTAL COMMON STOCKS (Cost $4,996,772)		5,112,568
TEMPORARY CASH INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost $108,013)	108,013	108,013
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $5,104,785)		5,220,581
OTHER ASSETS AND LIABILITIES — (0.4)%		(21,282)
TOTAL NET ASSETS — 100.0%		$5,199,299

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	21.0%
Consumer Discretionary	20.5%
Information Technology	16.3%
Consumer Staples	12.9%
Industrials	10.2%
Health Care	8.7%
Energy	5.5%
Materials	3.2%
Cash and Equivalents*	1.7%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

MAY 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $5,104,785)	$5,220,581
Foreign currency holdings, at value (cost of $11,028)	10,931
Dividends and interest receivable	9,993
5,241,505

Liabilities
Payable for investments purchased	35,868
Accrued management fees	5,180
Distribution and service fees payable	1,158
42,206

Net Assets	$5,199,299

Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,072,321
Undistributed net investment income	22,904
Accumulated net realized loss	(11,609)
Net unrealized appreciation	115,683
$5,199,299

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$2,124,528	207,154	$10.26
Institutional Class, $0.01 Par Value	$615,556	60,000	$10.26
A Class, $0.01 Par Value	$1,025,132	100,000	$10.25*
C Class, $0.01 Par Value	$1,023,810	100,000	$10.24
R Class, $0.01 Par Value	$205,035	20,009	$10.25
R6 Class, $0.01 Par Value	$205,238	20,000	$10.26
*Maximum offering price $10.88 (net asset value divided by 0.9425).

See Notes to Financial Statements.

8

Statement of Operations

FOR THE PERIOD ENDED MAY 31, 2016 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,686)	$35,660
Interest	97
35,757

Expenses:
Management fees	10,476
Distribution and service fees:
A Class	436
C Class	1,741
R Class	174
Directors' fees and expenses	26
12,853

Net investment income (loss)	22,904

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(14,764)
Foreign currency transactions	3,155
(11,609)

Change in net unrealized appreciation (depreciation) on:
Investments	115,796
Translation of assets and liabilities in foreign currencies	(113)
115,683

Net realized and unrealized gain (loss)	104,074

Net Increase (Decrease) in Net Assets Resulting from Operations	$126,978

(1)	March 29, 2016 (fund inception) through May 31, 2016.

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

PERIOD ENDED MAY 31, 2016 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,904
Net realized gain (loss)	(11,609)
Change in net unrealized appreciation (depreciation)	115,683
Net increase (decrease) in net assets resulting from operations	126,978

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	5,072,321

Net increase (decrease) in net assets	5,199,299

Net Assets
End of period	$5,199,299

Undistributed net investment income	$22,904

(1)	March 29, 2016 (fund inception) through May 31, 2016.

See Notes to Financial Statements.

10

Notes to Financial Statements

MAY 31, 2016 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. All classes of the fund commenced sale on March 29, 2016, the fund's inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

11

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 99% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.23% for the Investor Class, A Class, C Class and R Class, 1.03% for the Institutional Class and 0.88% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period March 29, 2016 (fund inception) through May 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century
Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no significant interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period March 29, 2016 (fund inception) through May 31, 2016 were $5,390,430 and $378,894, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Period ended May 31, 2016(1)
	Shares	Amount
Investor Class/Shares Authorized	50,000,000
Sold	207,154	$2,072,225
Institutional Class/Shares Authorized	50,000,000
Sold	60,000	600,000
A Class/Shares Authorized	50,000,000
Sold	100,000	1,000,000
C Class/Shares Authorized	50,000,000
Sold	100,000	1,000,000
R Class/Shares Authorized	50,000,000
Sold	20,009	200,096
R6 Class/Shares Authorized	50,000,000
Sold	20,000	200,000
Net increase (decrease)	507,163	$5,072,321

(1)	March 29, 2016 (fund inception) through May 31, 2016.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
China	$80,343	$171,722	—
India	86,886	—	—
Ireland	54,363	—	—
Mexico	78,311	144,224	—
Netherlands	173,862	—	—
Other Countries	—	4,322,857	—
Temporary Cash Investments	108,013	—	—
	$581,778	$4,638,803	—

14

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,104,829
Gross tax appreciation of investments	$204,775
Gross tax depreciation of investments	(89,023)
Net tax appreciation (depreciation) of investments	$115,752

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$10.00	0.05	0.21	0.26	$10.26	2.60%	1.23%(4)	2.84%(4)	7%	$2,125
Institutional Class
2016(3)	$10.00	0.05	0.21	0.26	$10.26	2.60%	1.03%(4)	3.04%(4)	7%	$616
A Class
2016(3)	$10.00	0.04	0.21	0.25	$10.25	2.50%	1.48%(4)	2.59%(4)	7%	$1,025
C Class
2016(3)	$10.00	0.03	0.21	0.24	$10.24	2.40%	2.23%(4)	1.84%(4)	7%	$1,024
R Class
2016(3)	$10.00	0.04	0.21	0.25	$10.25	2.50%	1.73%(4)	2.34%(4)	7%	$205
R6 Class
2016(3)	$10.00	0.06	0.20	0.26	$10.26	2.60%	0.88%(4)	3.19%(4)	7%	$205

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	March 29, 2016 (fund inception) through May 31, 2016 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

The Fund’s Board of Directors unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent directors and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the fund. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to:

•	the nature, extent, and quality of investment management, shareholder services, and other services to be provided to the Fund;

•	the wide range of other programs and services to be provided to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Fund’s service providers; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and because the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds.

When considering the approval of the management agreement for the Fund, the independent Directors considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Directors’ familiarity with the Advisor. The Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Directors have confidence in the Advisor’s integrity and competence in providing services to the Fund.

The independent Directors considered all of the information provided by the Advisor and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. The independent Directors concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89427 1607

Semiannual Report

May 31, 2016

Global Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of recession fears and resulting central bank policy moves—triggered widespread market volatility. Stock index graphs of the six months look like a square root sign (√). From late December to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, an energy price collapse, and Chinese currency devaluations. Furthermore, the U.S. Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets.

These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to indications that the global oil supply glut could be reduced. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Modest broad market gains and losses for the reporting period do not capture its volatility, which generally pushed returns for bonds (and higher-yielding, more defensive stock sectors such as utilities and telecommunication services) ahead of broad stock returns. Also, the divergence between generally weaker global economic conditions and the relatively stable U.S. economy helped U.S. stocks generally outpace their non-U.S. counterparts.

Looking ahead, we expect more market volatility this year due to global economic and political headwinds, uncertainty surrounding future Fed moves, and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2016
Top Ten Holdings	% of net assets
Alphabet, Inc.*	3.8%
Facebook, Inc., Class A	3.0%
Adobe Systems, Inc.	2.6%
Home Depot, Inc. (The)	2.3%
Roche Holding AG	2.2%
Cognizant Technology Solutions Corp., Class A	2.0%
Intercontinental Exchange, Inc.	1.9%
AIA Group Ltd.	1.9%
Celgene Corp.	1.9%
Tencent Holdings Ltd.	1.8%
*Includes all classes of the issuer held by the fund.

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	60.0%
Foreign Common Stocks	38.1%
Total Common Stocks	98.1%
Temporary Cash Investments	1.8%
Other Assets and Liabilities	0.1%

Investments by Country	% of net assets
United States	60.0%
United Kingdom	7.1%
France	6.8%
Switzerland	3.7%
Hong Kong	2.7%
Japan	2.7%
China	2.5%
Denmark	2.3%
Other Countries	10.3%
Cash and Equivalents**	1.9%
**Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period(1) 12/1/15 - 5/31/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$981.90	$5.35	1.08%
Institutional Class	$1,000	$982.50	$4.36	0.88%
A Class	$1,000	$980.30	$6.58	1.33%
C Class	$1,000	$977.00	$10.28	2.08%
R Class	$1,000	$979.30	$7.82	1.58%
R6 Class	$1,000	$983.20	$3.62	0.73%
Hypothetical
Investor Class	$1,000	$1,019.60	$5.45	1.08%
Institutional Class	$1,000	$1,020.60	$4.45	0.88%
A Class	$1,000	$1,018.35	$6.71	1.33%
C Class	$1,000	$1,014.60	$10.48	2.08%
R Class	$1,000	$1,017.10	$7.97	1.58%
R6 Class	$1,000	$1,021.35	$3.69	0.73%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

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Schedule of Investments

MAY 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.1%
Austria — 0.9%
Erste Group Bank AG(1)	184,290	$4,931,460
Belgium — 0.5%
UCB SA	36,040	2,604,490
China — 2.5%
Alibaba Group Holding Ltd. ADR(1)	43,340	3,553,880
Tencent Holdings Ltd.	425,700	9,493,782
		13,047,662
Denmark — 2.3%
GN Store Nord A/S	161,149	3,293,035
Pandora A/S	60,046	8,924,215
		12,217,250
France — 6.8%
Accor SA	78,396	3,411,025
Carrefour SA	205,530	5,568,431
Kering	13,110	2,117,280
Legrand SA	55,100	3,030,713
Sodexo SA	45,630	4,799,310
Thales SA	29,100	2,520,961
TOTAL SA	135,786	6,598,521
Valeo SA	21,660	3,269,166
Veolia Environnement SA	199,070	4,469,775
		35,785,182
Germany — 1.9%
Fresenius Medical Care AG & Co. KGaA	76,653	6,652,463
Symrise AG	49,290	3,092,570
		9,745,033
Hong Kong — 2.7%
AIA Group Ltd.	1,690,400	9,886,907
Hang Seng Bank Ltd.	125,000	2,218,254
Melco Crown Entertainment Ltd. ADR	81,740	1,182,778
Sands China Ltd.	246,800	946,452
		14,234,391
India — 1.0%
HDFC Bank Ltd.	260,410	5,418,355
Indonesia — 0.8%
Astra International Tbk PT	4,375,100	2,113,884
Bank Central Asia Tbk PT	1,917,000	1,824,378
		3,938,262
Ireland — 1.4%
CRH plc	238,820	7,236,970
Israel — 0.4%
Mobileye NV(1)	58,160	2,208,335
Italy — 1.6%
Intesa Sanpaolo SpA	2,128,350	5,465,596

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	Shares	Value
Mediaset SpA	594,440	$2,652,229
		8,117,825
Japan — 2.7%
NTT DOCOMO, Inc.	175,200	4,396,810
ORIX Corp.	347,700	4,835,490
Seven & i Holdings Co. Ltd.	109,900	4,708,228
		13,940,528
Mexico — 0.5%
Fomento Economico Mexicano SAB de CV ADR	27,569	2,499,957
Peru — 0.7%
Credicorp Ltd.	24,754	3,470,511
Portugal — 0.6%
Jeronimo Martins SGPS SA	208,310	3,374,661
Switzerland — 3.7%
Adecco Group AG	54,892	3,327,206
Julius Baer Group Ltd.	90,180	4,012,738
Roche Holding AG	44,761	11,748,637
		19,088,581
United Kingdom — 7.1%
Admiral Group plc	141,710	4,039,234
Ashtead Group plc	309,178	4,370,507
Capita plc	106,883	1,647,114
Liberty Global plc(1)	92,910	3,356,838
Liberty Global plc, Class A(1)	109,160	4,077,126
Rio Tinto plc	78,210	2,200,375
Royal Bank of Scotland Group plc(1)	1,435,128	5,123,668
Shire plc	141,810	8,749,634
Tesco plc(1)	702,160	1,679,023
Whitbread plc	30,480	1,859,417
		37,102,936
United States — 60.0%
Adobe Systems, Inc.(1)	135,970	13,524,936
Alexion Pharmaceuticals, Inc.(1)	30,054	4,535,149
Allegion plc	51,986	3,516,333
Allergan plc(1)	21,590	5,089,842
Alliance Data Systems Corp.(1)	34,272	7,614,896
Alphabet, Inc., Class A(1)	12,905	9,663,909
Alphabet, Inc., Class C(1)	13,714	10,089,664
Amazon.com, Inc.(1)	3,080	2,226,193
American Tower Corp.	60,290	6,377,476
Becton Dickinson and Co.	56,610	9,422,734
Boston Scientific Corp.(1)	224,390	5,095,897
Bristol-Myers Squibb Co.	94,260	6,758,442
Celgene Corp.(1)	91,878	9,694,967
Charles Schwab Corp. (The)	134,014	4,098,148
Chipotle Mexican Grill, Inc.(1)	5,910	2,611,984
Cognizant Technology Solutions Corp., Class A(1)	172,220	10,581,197
Delphi Automotive plc	71,950	4,889,722
EOG Resources, Inc.	63,030	5,128,121
EQT Corp.	102,210	7,486,882
Equinix, Inc.	24,276	8,787,912

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	Shares	Value
Estee Lauder Cos., Inc. (The), Class A	50,235	$4,610,568
Facebook, Inc., Class A(1)	132,541	15,747,196
Fortune Brands Home & Security, Inc.	121,593	7,133,861
HD Supply Holdings, Inc.(1)	145,200	5,125,560
Hess Corp.	45,900	2,750,787
Home Depot, Inc. (The)	90,384	11,941,534
Ingersoll-Rand plc	73,219	4,891,761
Interactive Brokers Group, Inc., Class A	102,570	4,121,263
Intercontinental Exchange, Inc.	36,516	9,900,218
Lennox International, Inc.	21,990	3,020,327
Lowe's Cos., Inc.	44,270	3,547,355
MarketAxess Holdings, Inc.	14,293	2,000,162
Martin Marietta Materials, Inc.	48,700	9,206,248
MasterCard, Inc., Class A	75,150	7,206,885
Mondelez International, Inc., Class A	152,980	6,806,080
MSCI, Inc., Class A	18,810	1,500,850
Pfizer, Inc.	271,020	9,404,394
Pioneer Natural Resources Co.	54,080	8,670,106
ServiceMaster Global Holdings, Inc.(1)	96,897	3,705,341
Signet Jewelers Ltd.	40,680	4,026,100
Sirius XM Holdings, Inc.(1)	1,489,180	5,986,504
Tractor Supply Co.	75,023	7,209,710
Ulta Salon Cosmetics & Fragrance, Inc.(1)	29,790	6,941,368
Union Pacific Corp.	95,752	8,061,361
VCA, Inc.(1)	11,990	778,511
Vertex Pharmaceuticals, Inc.(1)	21,141	1,969,284
Visa, Inc., Class A	99,012	7,816,007
WhiteWave Foods Co. (The), Class A(1)	138,549	6,186,213
Zions Bancorp	244,784	6,858,848
		314,318,806
TOTAL COMMON STOCKS (Cost $389,830,494)		513,281,195
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $6,650,475), at 0.10%, dated 5/31/16, due 6/1/16 (Delivery value $6,515,018)		6,515,000
State Street Institutional Liquid Reserves Fund, Premier Class	2,981,618	2,981,618
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,496,618)		9,496,618
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $399,327,112)		522,777,813
OTHER ASSETS AND LIABILITIES — 0.1%		768,340
TOTAL NET ASSETS — 100.0%		$523,546,153

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MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	18.5%
Financials	18.3%
Consumer Discretionary	17.4%
Health Care	16.5%
Industrials	8.9%
Consumer Staples	6.8%
Energy	5.8%
Materials	4.2%
Telecommunication Services	0.9%
Utilities	0.8%
Cash and Equivalents*	1.9%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

MAY 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $399,327,112)	$522,777,813
Foreign currency holdings, at value (cost of $261,024)	254,658
Receivable for capital shares sold	130,290
Dividends and interest receivable	1,429,461
Other assets	16,478
524,608,700

Liabilities
Payable for capital shares redeemed	587,363
Accrued management fees	456,519
Distribution and service fees payable	18,665
1,062,547

Net Assets	$523,546,153

Net Assets Consist of:
Capital (par value and paid-in surplus)	$404,114,452
Distributions in excess of net investment income	(908,043)
Accumulated net realized loss	(3,110,960)
Net unrealized appreciation	123,450,704
$523,546,153

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$417,937,395	37,993,842	$11.00
Institutional Class, $0.01 Par Value	$30,457,436	2,728,375	$11.16
A Class, $0.01 Par Value	$42,692,890	3,970,656	$10.75*
C Class, $0.01 Par Value	$8,453,199	879,648	$9.61
R Class, $0.01 Par Value	$6,583,403	618,126	$10.65
R6 Class, $0.01 Par Value	$17,421,830	1,556,436	$11.19
*Maximum offering price $11.41 (net asset value divided by 0.9425).

See Notes to Financial Statements.

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Statement of Operations

SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $369,980)	$4,671,043
Interest	3,249
4,674,292

Expenses:
Management fees	2,681,215
Distribution and service fees:
A Class	52,766
C Class	40,904
R Class	15,360
Directors' fees and expenses	8,705
Other expenses	1,202
2,800,152

Net investment income (loss)	1,874,140

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(2,287,490)
Foreign currency transactions	(14,192)
(2,301,682)

Change in net unrealized appreciation (depreciation) on:
Investments	(10,436,074)
Translation of assets and liabilities in foreign currencies	13,800
(10,422,274)

Net realized and unrealized gain (loss)	(12,723,956)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,849,816)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2015
Increase (Decrease) in Net Assets	May 31, 2016	November 30, 2015
Operations
Net investment income (loss)	$1,874,140	$155,693
Net realized gain (loss)	(2,301,682)	39,068,403
Change in net unrealized appreciation (depreciation)	(10,422,274)	(30,761,290)
Net increase (decrease) in net assets resulting from operations	(10,849,816)	8,462,806

Distributions to Shareholders
From net investment income:
Investor Class	(479,702)	—
Institutional Class	(98,254)	—
R6 Class	(70,054)	—
From net realized gains:
Investor Class	(28,545,970)	(37,785,567)
Institutional Class	(2,099,704)	(6,379,960)
A Class	(3,017,077)	(4,516,949)
C Class	(622,424)	(670,176)
R Class	(412,601)	(478,017)
R6 Class	(1,009,189)	(1,376,962)
Decrease in net assets from distributions	(36,354,975)	(51,207,631)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	17,316,164	(29,475,736)

Redemption Fees
Increase in net assets from redemption fees	6,209	9,942

Net increase (decrease) in net assets	(29,882,418)	(72,210,619)

Net Assets
Beginning of period	553,428,571	625,639,190
End of period	$523,546,153	$553,428,571

Distributions in excess of net investment income	$(908,043)	$(2,134,173)

See Notes to Financial Statements.

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Notes to Financial Statements

MAY 31, 2016 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited

13

to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

14

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.050% to 1.300% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.850% to 1.100% for the Institutional Class and 0.700% to 0.950% for the R6 Class. The effective annual management fee for each class for the six months ended May 31, 2016 was 1.08% for the Investor Class, A Class, C Class and R Class, 0.88% for the Institutional Class and 0.73% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security.  There were no significant interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2016 were $148,576,050 and $173,588,274, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2016		Year ended November 30, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	300,000,000		310,000,000
Sold	1,424,585	$15,026,321	3,089,165	$37,049,796
Issued in reinvestment of distributions	2,586,515	28,244,747	3,197,823	36,927,269
Redeemed	(2,989,707)	(31,533,853)	(5,095,303)	(61,226,074)
	1,021,393	11,737,215	1,191,685	12,750,991
Institutional Class/Shares Authorized	40,000,000		40,000,000
Sold	155,816	1,652,888	344,330	4,207,103
Issued in reinvestment of distributions	198,510	2,197,504	511,275	5,962,760
Redeemed	(351,485)	(3,712,621)	(4,150,252)	(51,025,377)
	2,841	137,771	(3,294,647)	(40,855,514)
A Class/Shares Authorized	40,000,000		40,000,000
Sold	405,604	4,222,946	1,031,144	12,115,263
Issued in reinvestment of distributions	272,105	2,906,077	392,995	4,454,209
Redeemed	(607,800)	(6,237,876)	(1,776,564)	(20,780,515)
	69,909	891,147	(352,425)	(4,211,043)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	128,239	1,212,805	265,307	2,849,458
Issued in reinvestment of distributions	44,341	424,787	44,246	457,296
Redeemed	(94,644)	(891,522)	(127,055)	(1,364,173)
	77,936	746,070	182,498	1,942,581
R Class/Shares Authorized	30,000,000		30,000,000
Sold	107,534	1,114,643	196,169	2,307,770
Issued in reinvestment of distributions	38,905	412,005	42,408	478,017
Redeemed	(46,094)	(468,314)	(165,733)	(1,933,558)
	100,345	1,058,334	72,844	852,229
R6 Class/Shares Authorized	40,000,000		30,000,000
Sold	317,661	3,367,133	225,533	2,791,939
Issued in reinvestment of distributions	97,317	1,079,243	117,575	1,376,962
Redeemed	(158,059)	(1,700,749)	(339,633)	(4,123,881)
	256,919	2,745,627	3,475	45,020
Net increase (decrease)	1,529,343	$17,316,164	(2,196,570)	$(29,475,736)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

16

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Austria	—	$4,931,460	—
Belgium	—	2,604,490	—
China	$3,553,880	9,493,782	—
Denmark	—	12,217,250	—
France	—	35,785,182	—
Germany	—	9,745,033	—
Hong Kong	1,182,778	13,051,613	—
India	—	5,418,355	—
Indonesia	—	3,938,262	—
Ireland	—	7,236,970	—
Italy	—	8,117,825	—
Japan	—	13,940,528	—
Portugal	—	3,374,661	—
Switzerland	—	19,088,581	—
United Kingdom	7,433,964	29,668,972	—
Other Countries	322,497,609	—	—
Temporary Cash Investments	2,981,618	6,515,000	—
	$337,649,849	$185,127,964	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$400,622,791
Gross tax appreciation of investments	$132,971,667
Gross tax depreciation of investments	(10,816,645)
Net tax appreciation (depreciation) of investments	$122,155,022

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$12.01	0.04	(0.27)	(0.23)	(0.01)	(0.77)	(0.78)	$11.00	(1.81)%	1.08%(4)	0.75%(4)	29%	$417,937
2015	$12.94	—(5)	0.12	0.12	—	(1.05)	(1.05)	$12.01	1.37%	1.08%	0.04%	50%	$443,915
2014	$12.39	—(5)	0.91	0.91	(0.08)	(0.28)	(0.36)	$12.94	7.53%	1.08%	0.03%	46%	$462,889
2013	$9.63	0.01	2.79	2.80	(0.04)	—	(0.04)	$12.39	29.15%	1.09%	0.11%	64%	$437,599
2012	$8.52	0.03	1.11	1.14	(0.03)	—	(0.03)	$9.63	13.37%	1.10%	0.28%	54%	$373,887
2011	$8.41	0.03	0.13	0.16	(0.05)	—	(0.05)	$8.52	1.82%	1.11%	0.28%	53%	$322,672
Institutional Class
2016(3)	$12.19	0.05	(0.27)	(0.22)	(0.04)	(0.77)	(0.81)	$11.16	(1.75)%	0.88%(4)	0.95%(4)	29%	$30,457
2015	$13.09	0.03	0.12	0.15	—	(1.05)	(1.05)	$12.19	1.60%	0.88%	0.24%	50%	$33,211
2014	$12.52	0.03	0.91	0.94	(0.09)	(0.28)	(0.37)	$13.09	7.68%	0.88%	0.23%	46%	$78,802
2013	$9.73	0.03	2.82	2.85	(0.06)	—	(0.06)	$12.52	29.42%	0.89%	0.31%	64%	$80,968
2012	$8.60	0.05	1.13	1.18	(0.05)	—	(0.05)	$9.73	13.71%	0.90%	0.48%	54%	$47,203
2011	$8.49	0.04	0.13	0.17	(0.06)	—	(0.06)	$8.60	2.00%	0.91%	0.48%	53%	$35,991

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$11.76	0.03	(0.27)	(0.24)	—	(0.77)	(0.77)	$10.75	(1.97)%	1.33%(4)	0.50%(4)	29%	$42,693
2015	$12.72	(0.02)	0.11	0.09	—	(1.05)	(1.05)	$11.76	1.14%	1.33%	(0.21)%	50%	$45,855
2014	$12.21	(0.03)	0.89	0.86	(0.07)	(0.28)	(0.35)	$12.72	7.23%	1.33%	(0.22)%	46%	$54,091
2013	$9.49	(0.02)	2.75	2.73	(0.01)	—	(0.01)	$12.21	28.83%	1.34%	(0.14)%	64%	$51,351
2012	$8.39	—(5)	1.10	1.10	—(5)	—	—(5)	$9.49	13.16%	1.35%	0.03%	54%	$33,938
2011	$8.28	—(5)	0.13	0.13	(0.02)	—	(0.02)	$8.39	1.58%	1.36%	0.03%	53%	$26,908
C Class
2016(3)	$10.63	(0.01)	(0.24)	(0.25)	—	(0.77)	(0.77)	$9.61	(2.30)%	2.08%(4)	(0.25)%(4)	29%	$8,453
2015	$11.68	(0.10)	0.10	—(5)	—	(1.05)	(1.05)	$10.63	0.40%	2.08%	(0.96)%	50%	$8,520
2014	$11.30	(0.11)	0.81	0.70	(0.04)	(0.28)	(0.32)	$11.68	6.39%	2.08%	(0.97)%	46%	$7,234
2013	$8.84	(0.09)	2.55	2.46	—	—	—	$11.30	27.97%	2.09%	(0.89)%	64%	$5,615
2012	$7.87	(0.06)	1.03	0.97	—	—	—	$8.84	12.20%	2.10%	(0.72)%	54%	$4,098
2011	$7.81	(0.06)	0.12	0.06	—	—	—	$7.87	0.77%	2.11%	(0.72)%	53%	$3,557
R Class
2016(3)	$11.67	0.01	(0.26)	(0.25)	—	(0.77)	(0.77)	$10.65	(2.07)%	1.58%(4)	0.25%(4)	29%	$6,583
2015	$12.66	(0.05)	0.11	0.06	—	(1.05)	(1.05)	$11.67	0.89%	1.58%	(0.46)%	50%	$6,040
2014	$12.18	(0.06)	0.88	0.82	(0.06)	(0.28)	(0.34)	$12.66	7.00%	1.58%	(0.47)%	46%	$5,632
2013	$9.47	(0.04)	2.75	2.71	—	—	—	$12.18	28.51%	1.59%	(0.39)%	64%	$4,489
2012	$8.39	(0.02)	1.10	1.08	—	—	—	$9.47	12.87%	1.60%	(0.22)%	54%	$1,587
2011	$8.29	(0.02)	0.12	0.10	—	—	—	$8.39	1.21%	1.61%	(0.22)%	53%	$636

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2016(3)	$12.23	0.06	(0.28)	(0.22)	(0.05)	(0.77)	(0.82)	$11.19	(1.68)%	0.73%(4)	1.10%(4)	29%	$17,422
2015	$13.11	0.05	0.12	0.17	—	(1.05)	(1.05)	$12.23	1.76%	0.73%	0.39%	50%	$15,887
2014	$12.53	0.02	0.93	0.95	(0.09)	(0.28)	(0.37)	$13.11	7.80%	0.73%	0.38%	46%	$16,992
2013(6)	$11.22	—(5)	1.31	1.31	—	—	—	$12.53	11.68%	0.74%(4)	0.00%(4)(7)	64%(8)	$28

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2016 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through November 30, 2013.

(7)	Ratio was less than 0.005%.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89421 1607

Semiannual Report

May 31, 2016

Global Small Cap Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the approximately two-month reporting period from the fund’s inception to May 31, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

“Risk-on” Rebound From Early 2016 Sell-off Continued, Except in Emerging Markets (EM)

Global equity market returns for April and May of 2016 generally reflected a continued “risk-on” rebound from the sharp “risk-off” sell-off that dragged these markets down during the first six weeks of the year. Riskier asset classes such as stocks and high-yield bonds plunged at the start of the year on concerns about China’s slowing economic growth, its possible contagion to the global economy, and an energy price collapse. Furthermore, the U.S. Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and EM.

These factors combined to drive down stock prices until mid-February, when the markets reversed, partly in response to indications that the global oil supply glut could be reduced. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus also boosted the markets, with the Bank of Japan resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

The positive momentum and sentiment created by these moves was generally sustained through April and May, producing positive returns for most equity indices. The notable exception was EM. In May, the Fed indicated that it might raise interest rates again this summer. Anticipation of another Fed rate hike, along with continued economic and political struggles in non-U.S. economies, pushed the U.S. dollar higher and EM stock indices lower.

Looking ahead, we expect more market volatility this year due to global economic and political headwinds, uncertainty surrounding future Fed moves, and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2016
Top Ten Holdings	% of net assets
MarketAxess Holdings, Inc.	1.7%
Rentokil Initial plc	1.5%
Bellway plc	1.4%
InterXion Holding NV	1.3%
Parex Resources, Inc.	1.3%
Parsley Energy, Inc., Class A	1.3%
Semtech Corp.	1.3%
Stabilus SA	1.3%
Nexans SA	1.3%
Temenos Group AG	1.2%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	50.7%
Domestic Common Stocks	47.6%
Exchange-Traded Funds	1.0%
Total Equity Exposure	99.3%
Temporary Cash Investments	0.6%
Other Assets and Liabilities	0.1%

Investments by Country	% of net assets
United States	47.6%
Japan	10.3%
United Kingdom	5.9%
France	4.8%
Australia	4.7%
Canada	3.9%
Sweden	3.1%
Germany	3.0%
Switzerland	2.9%
Taiwan	2.8%
Other Countries	9.3%
Exchange-Traded Funds*	1.0%
Cash and Equivalents**	0.7%

*	Category may increase exposure to the countries indicated. The Schedule of Investments provides additional information on the fund's portfolio holdings.
**Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period(1) 12/1/15 - 5/31/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,044.00(2)	$2.68(3)	1.50%
Institutional Class	$1,000	$1,044.00(2)	$2.32(3)	1.30%
A Class	$1,000	$1,043.00(2)	$3.13(3)	1.75%
C Class	$1,000	$1,042.00(2)	$4.46(3)	2.50%
R Class	$1,000	$1,043.00(2)	$3.57(3)	2.00%
R6 Class	$1,000	$1,044.00(2)	$2.06(3)	1.15%
Hypothetical
Investor Class	$1,000	$1,017.50(4)	$7.57(4)	1.50%
Institutional Class	$1,000	$1,018.50(4)	$6.56(4)	1.30%
A Class	$1,000	$1,016.25(4)	$8.82(4)	1.75%
C Class	$1,000	$1,012.50(4)	$12.58(4)	2.50%
R Class	$1,000	$1,015.00(4)	$10.07(4)	2.00%
R6 Class	$1,000	$1,019.25(4)	$5.81(4)	1.15%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value based on actual return from March 29, 2016 (fund inception) through May 31, 2016.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 64, the number of days in the period from March 29, 2016 (fund inception) through May 31, 2016, divided by 366 to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

5

Schedule of Investments

MAY 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.3%
Australia — 4.7%
APN Outdoor Group Ltd.	11,751	$58,093
Aristocrat Leisure Ltd.	5,429	50,460
BlueScope Steel Ltd.	5,507	24,916
Burson Group Ltd.	16,049	61,593
Domino's Pizza Enterprises Ltd.	1,051	52,314
		247,376
Belgium — 0.5%
Galapagos NV(1)	493	28,403
Canada — 3.9%
Aecon Group, Inc.	2,062	27,753
FirstService Corp.	629	29,782
Parex Resources, Inc.(1)	6,660	68,512
Raging River Exploration, Inc.(1)	6,697	55,155
Shopify, Inc., Class A(1)	844	24,760
		205,962
China — 0.6%
Bitauto Holdings Ltd. ADR(1)	1,513	30,699
France — 4.8%
Eurofins Scientific SE	107	41,490
Nexans SA(1)	1,281	65,921
Nexity SA	988	53,250
Plastic Omnium SA	1,216	40,549
Worldline SA(1)	1,679	51,523
		252,733
Germany — 3.0%
Jungheinrich AG Preference Shares	265	25,248
Sartorius AG Preference Shares	235	64,911
Stabilus SA(1)	1,222	66,059
		156,218
Israel — 0.7%
Frutarom Industries Ltd.	774	37,709
Italy — 1.6%
Davide Campari-Milano SpA	3,889	37,581
FinecoBank Banca Fineco SpA	6,254	45,648
		83,229
Japan — 10.3%
Anicom Holdings, Inc.	1,000	25,448
Dip Corp.	1,500	40,976
eRex Co. Ltd.	800	14,196
Hoshizaki Electric Co. Ltd.	500	47,907
Ichigo Hotel REIT Investment Corp.	35	62,898
Invincible Investment Corp.	76	52,367
MISUMI Group, Inc.	2,700	41,475
Nifco, Inc.	1,000	51,565
Nihon M&A Center, Inc.	800	48,837

6

	Shares	Value
Open House Co. Ltd.	2,000	$53,533
Sohgo Security Services Co. Ltd.	500	24,653
Tsuruha Holdings, Inc.	400	41,649
Ulvac, Inc.	1,200	40,204
		545,708
Malaysia — 0.7%
My EG Services Bhd	74,000	37,278
Mexico — 1.0%
Alsea SAB de CV	13,462	51,013
Netherlands — 1.3%
InterXion Holding NV(1)	1,846	69,151
Norway — 1.2%
Det Norske Oljeselskap ASA(1)	6,700	62,590
Philippines — 0.5%
Puregold Price Club, Inc.	28,000	25,147
South Korea — 1.2%
Hite Jinro Co. Ltd.	1,118	23,546
Medy-Tox, Inc.	104	38,308
		61,854
Sweden — 3.1%
Collector AB(1)	2,171	32,664
Fastighets AB Balder, B Shares(1)	2,096	54,176
Indutrade AB	1,281	25,677
Saab AB, B Shares	1,520	50,531
		163,048
Switzerland — 2.9%
Straumann Holding AG	115	43,993
Temenos Group AG	1,169	64,918
VAT Group AG(1)	796	43,964
		152,875
Taiwan — 2.8%
AirTAC International Group	7,000	46,899
Gourmet Master Co. Ltd.	5,000	44,768
Land Mark Optoelectronics Corp.	3,000	44,201
Tung Thih Electronic Co. Ltd.	1,000	13,982
		149,850
United Kingdom — 5.9%
Bellway plc	1,818	71,963
Rentokil Initial plc	30,543	79,671
Rightmove plc	426	26,062
Rotork plc	9,032	25,731
RPC Group plc	4,688	54,692
UDG Healthcare plc	6,021	51,625
		309,744
United States — 47.6%
Acadia Healthcare Co., Inc.(1)	904	53,218
Adeptus Health, Inc., Class A(1)	725	51,837
American Woodmark Corp.(1)	663	53,544
AptarGroup, Inc.	486	37,548
Aratana Therapeutics, Inc.(1)	6,207	44,256
Astec Industries, Inc.	559	29,817
7

	Shares	Value
Bank of the Ozarks, Inc.	627	$24,397
BankUnited, Inc.	1,093	36,178
Beacon Roofing Supply, Inc.(1)	977	42,158
Benefitfocus, Inc.(1)	842	30,910
BJ's Restaurants, Inc.(1)	607	27,194
Brandywine Realty Trust	3,979	62,828
BWX Technologies, Inc.	746	26,237
Callidus Software, Inc.(1)	745	13,827
Civitas Solutions, Inc.(1)	2,344	50,982
Copart, Inc.(1)	619	30,647
CoreSite Realty Corp.	562	42,628
Denny's Corp.(1)	2,464	26,439
EastGroup Properties, Inc.	421	26,957
Education Realty Trust, Inc.	915	39,153
Euronet Worldwide, Inc.(1)	695	55,468
ExlService Holdings, Inc.(1)	1,173	60,761
Fair Isaac Corp.	498	55,492
FCB Financial Holdings, Inc., Class A(1)	1,150	42,515
First Industrial Realty Trust, Inc.	2,202	54,521
Five9, Inc.(1)	2,807	28,603
Granite Construction, Inc.	816	35,031
Guidewire Software, Inc.(1)	471	27,648
HEICO Corp.	420	27,951
Home Bancshares, Inc.	915	40,214
IDEX Corp.	309	25,752
John Bean Technologies Corp.	854	51,821
MarketAxess Holdings, Inc.	622	87,043
Masonite International Corp.(1)	597	41,688
MDC Partners, Inc., Class A	2,517	45,155
Merit Medical Systems, Inc.(1)	1,957	36,733
Monolithic Power Systems, Inc.	824	56,304
Monro Muffler Brake, Inc.	380	23,921
Nanometrics, Inc.(1)	2,101	39,121
Nevro Corp.(1)	393	27,400
Orbital ATK, Inc.	441	38,380
Parsley Energy, Inc., Class A(1)	2,620	68,303
Paylocity Holding Corp.(1)	1,451	53,266
PGT, Inc.(1)	2,435	26,103
Pool Corp.	283	25,914
Press Ganey Holdings, Inc.(1)	1,486	50,569
ProAssurance Corp.	992	52,070
Providence Service Corp. (The)(1)	502	23,875
RenaissanceRe Holdings Ltd.	431	49,785
Scotts Miracle-Gro Co. (The), Class A	846	58,797
Semtech Corp.(1)	2,883	67,866
Sensient Technologies Corp.	604	41,205
ServiceMaster Global Holdings, Inc.(1)	1,040	39,770
Six Flags Entertainment Corp.	698	40,268
Summit Materials, Inc., Class A(1)	2,780	60,465
Urban Edge Properties	1,524	40,919
US Concrete, Inc.(1)	823	52,787

8

	Shares	Value
Vail Resorts, Inc.	200	$26,250
W.R. Grace & Co.	709	55,047
Watsco, Inc.	188	25,235
		2,510,771
TOTAL COMMON STOCKS (Cost $4,919,964)		5,181,358
EXCHANGE-TRADED FUNDS — 1.0%
VanEck Vectors India Small-Cap Index ETF, Class C (Cost $50,775)	1,353	53,660
TEMPORARY CASH INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost $28,788)	28,788	28,788
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $4,999,527)		5,263,806
OTHER ASSETS AND LIABILITIES — 0.1%		7,232
TOTAL NET ASSETS — 100.0%		$5,271,038

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	20.4%
Financials	19.1%
Information Technology	17.2%
Consumer Discretionary	14.5%
Health Care	11.6%
Materials	7.9%
Energy	4.8%
Consumer Staples	2.5%
Utilities	0.3%
Exchange-Traded Funds	1.0%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

MAY 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $4,999,527)	$5,263,806
Foreign currency holdings, at value (cost of $1,099)	1,076
Receivable for investments sold	22,286
Dividends and interest receivable	3,885
5,291,053

Liabilities
Payable for investments purchased	12,529
Accrued management fees	6,327
Distribution and service fees payable	1,159
20,015

Net Assets	$5,271,038

Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,053,653
Accumulated net investment loss	(2,888)
Accumulated net realized loss	(43,959)
Net unrealized appreciation	264,232
$5,271,038

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$2,142,428	205,301	$10.44
Institutional Class, $0.01 Par Value	$626,353	60,000	$10.44
A Class, $0.01 Par Value	$1,043,113	100,000	$10.43*
C Class, $0.01 Par Value	$1,041,769	100,000	$10.42
R Class, $0.01 Par Value	$208,537	20,000	$10.43
R6 Class, $0.01 Par Value	$208,838	20,000	$10.44
*Maximum offering price $11.07 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE PERIOD ENDED MAY 31, 2016 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $959)	$12,204
Interest	88
12,292

Expenses:
Management fees	12,802
Distribution and service fees:
A Class	436
C Class	1,742
R Class	174
Directors' fees and expenses	26
15,180

Net investment income (loss)	(2,888)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(47,835)
Foreign currency transactions	3,876
(43,959)

Change in net unrealized appreciation (depreciation) on:
Investments	264,279
Translation of assets and liabilities in foreign currencies	(47)
264,232

Net realized and unrealized gain (loss)	220,273

Net Increase (Decrease) in Net Assets Resulting from Operations	$217,385

(1)	March 29, 2016 (fund inception) through May 31, 2016.

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

PERIOD ENDED MAY 31, 2016 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,888)
Net realized gain (loss)	(43,959)
Change in net unrealized appreciation (depreciation)	264,232
Net increase (decrease) in net assets resulting from operations	217,385

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	5,053,653

Net increase (decrease) in net assets	5,271,038

Net Assets
End of period	$5,271,038

Accumulated net investment loss	$(2,888)

(1)	March 29, 2016 (fund inception) through May 31, 2016.

See Notes to Financial Statements.

12

Notes to Financial Statements

MAY 31, 2016 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Small Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.
The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. All classes of the fund commenced sale on March 29, 2016, the fund's inception date.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

14

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 99% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.50% for the Investor Class, A Class, C Class and R Class, 1.30% for the Institutional Class and 1.15% for the R6 Class.
Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period March 29, 2016 (fund inception) through May 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security.  There were no significant interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period March 29, 2016 (fund inception) through May 31, 2016 were $5,879,416 and $860,838, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Period ended May 31, 2016(1)
	Shares	Amount
Investor Class/Shares Authorized	50,000,000
Sold	205,301	$2,053,653
Institutional Class/Shares Authorized	50,000,000
Sold	60,000	600,000
A Class/Shares Authorized	50,000,000
Sold	100,000	1,000,000
C Class/Shares Authorized	50,000,000
Sold	100,000	1,000,000
R Class/Shares Authorized	50,000,000
Sold	20,000	200,000
R6 Class/Shares Authorized	50,000,000
Sold	20,000	200,000
Net increase (decrease)	505,301	$5,053,653

(1)	March 29, 2016 (fund inception) through May 31, 2016.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$247,376	—
Belgium	—	28,403	—
Canada	—	205,962	—
France	—	252,733	—
Germany	—	156,218	—
Israel	—	37,709	—
Italy	—	83,229	—
Japan	—	545,708	—
Malaysia	—	37,278	—
Mexico	—	51,013	—
Norway	—	62,590	—
Philippines	—	25,147	—
South Korea	—	61,854	—
Sweden	—	163,048	—
Switzerland	—	152,875	—
Taiwan	—	149,850	—
United Kingdom	—	309,744	—
Other Countries	$2,610,621	—	—
Exchange-Traded Funds	53,660	—	—
Temporary Cash Investments	28,788	—	—
	$2,693,069	$2,570,737	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,999,527
Gross tax appreciation of investments	$341,454
Gross tax depreciation of investments	(77,175)
Net tax appreciation (depreciation) of investments	$264,279

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

17

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$10.00	—(4)	0.44	0.44	$10.44	4.40%	1.50%(5)	(0.10)%(5)	17%	$2,142
Institutional Class
2016(3)	$10.00	—(4)	0.44	0.44	$10.44	4.40%	1.30%(5)	0.10%(5)	17%	$626
A Class
2016(3)	$10.00	(0.01)	0.44	0.43	$10.43	4.30%	1.75%(5)	(0.35)%(5)	17%	$1,043
C Class
2016(3)	$10.00	(0.02)	0.44	0.42	$10.42	4.20%	2.50%(5)	(1.10)%(5)	17%	$1,042
R Class
2016(3)	$10.00	(0.01)	0.44	0.43	$10.43	4.30%	2.00%(5)	(0.60)%(5)	17%	$209
R6 Class
2016(3)	$10.00	—(4)	0.44	0.44	$10.44	4.40%	1.15%(5)	0.25%(5)	17%	$209

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	March 29, 2016 (fund inception) through May 31, 2016 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

The Fund’s Board of Directors unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent directors and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the fund. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to:

•	the nature, extent, and quality of investment management, shareholder services, and other services to be provided to the Fund;

•	the wide range of other programs and services to be provided to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Fund’s service providers; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and because the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds.

When considering the approval of the management agreement for the Fund, the independent Directors considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Directors’ familiarity with the Advisor. The Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Directors have confidence in the Advisor’s integrity and competence in providing services to the Fund.

The independent Directors considered all of the information provided by the Advisor and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. The independent Directors concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

21

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89428 1607

Semiannual Report

May 31, 2016

International Discovery Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of recession fears and resulting central bank policy moves—triggered widespread market volatility. Stock index graphs of the six months look like a square root sign (√). From late December to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, an energy price collapse, and Chinese currency devaluations. Furthermore, the U.S. Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets.

These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to indications that the global oil supply glut could be reduced. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Modest broad market gains and losses for the reporting period do not capture its volatility, which generally pushed returns for bonds (and higher-yielding, more defensive stock sectors such as utilities and telecommunication services) ahead of broad stock returns. Also, the divergence between generally weaker global economic conditions and the relatively stable U.S. economy helped U.S. stocks generally outpace their non-U.S. counterparts.

Looking ahead, we expect more market volatility this year due to global economic and political headwinds, uncertainty surrounding future Fed moves, and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2016
Top Ten Holdings	% of net assets
Pandora A/S	3.7%
Thales SA	2.8%
Genmab A/S	2.4%
DSV A/S	2.3%
Lonza Group AG	1.8%
Provident Financial plc	1.7%
Persimmon plc	1.7%
DCC plc	1.5%
Partners Group Holding AG	1.5%
Teleperformance	1.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.3%
Temporary Cash Investments	1.4%
Other Assets and Liabilities	0.3%

Investments by Country	% of net assets
Japan	16.5%
United Kingdom	11.6%
France	10.9%
Denmark	9.9%
Canada	7.1%
Switzerland	6.6%
China	4.9%
South Korea	4.6%
Germany	4.3%
Australia	4.0%
Sweden	2.9%
Spain	2.3%
Other Countries	12.7%
Cash and Equivalents*	1.7%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period(1) 12/1/15 - 5/31/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,004.90	$8.22	1.64%
Institutional Class	$1,000	$1,006.10	$7.22	1.44%
A Class	$1,000	$1,004.00	$9.47	1.89%
C Class	$1,000	$1,000.00	$13.20	2.64%
R Class	$1,000	$1,002.10	$10.71	2.14%
Hypothetical
Investor Class	$1,000	$1,016.80	$8.27	1.64%
Institutional Class	$1,000	$1,017.80	$7.26	1.44%
A Class	$1,000	$1,015.55	$9.52	1.89%
C Class	$1,000	$1,011.80	$13.28	2.64%
R Class	$1,000	$1,014.30	$10.78	2.14%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

5

Schedule of Investments

MAY 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.3%
Australia — 4.0%
Bellamy's Australia Ltd.	266,240	$2,114,751
Magellan Financial Group Ltd.	148,750	2,653,324
Qantas Airways Ltd.	2,171,620	4,834,179
Star Entertainment Grp Ltd. (The)	1,050,240	4,288,695
Treasury Wine Estates Ltd.	890,490	6,654,843
		20,545,792
Belgium — 1.0%
Galapagos NV(1)	90,600	5,219,741
Canada — 7.1%
Agnico-Eagle Mines Ltd. New York Shares	76,580	3,439,974
CCL Industries, Inc., Class B	25,530	4,544,334
Cineplex, Inc.	64,390	2,532,194
Dollarama, Inc.	78,550	5,408,979
Element Financial Corp.	409,720	4,805,348
Gildan Activewear, Inc.	62,290	1,855,851
Maple Leaf Foods, Inc.	219,760	4,935,320
PrairieSky Royalty Ltd.	237,780	4,602,018
Silver Wheaton Corp.	231,830	4,316,675
		36,440,693
China — 4.9%
Fuyao Glass Industry Group Co. Ltd., H Shares(1)	2,072,000	4,831,534
Geely Automobile Holdings Ltd.	4,590,000	2,427,681
New Oriental Education & Technology Group, Inc. ADR	169,977	7,181,528
Sunny Optical Technology Group Co. Ltd.	1,301,000	4,495,300
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	1,043,500	5,841,424
		24,777,467
Denmark — 9.9%
Dfds A/S	52,060	2,579,364
DSV A/S	252,510	11,517,390
Genmab A/S(1)	67,370	12,174,512
H. Lundbeck A/S(1)	139,800	5,500,232
Pandora A/S	126,580	18,812,696
		50,584,194
Finland — 0.6%
Amer Sports Oyj	97,020	2,890,883
France — 10.9%
BioMerieux	28,600	3,734,288
Criteo SA ADR(1)	96,130	4,313,353
Eiffage SA	66,750	4,924,062
Iliad SA	10,770	2,360,100
Nexans SA(1)	128,160	6,595,123
Plastic Omnium SA	184,660	6,157,696
Remy Cointreau SA	74,550	6,191,245
Teleperformance	86,410	7,535,775

6

	Shares	Value
Thales SA	162,870	$14,109,583
		55,921,225
Germany — 4.3%
GEA Group AG	38,240	1,772,752
Grand City Properties SA	226,170	4,759,924
KION Group AG	83,270	4,607,967
SMA Solar Technology AG(1)	86,010	4,739,017
Stroeer SE & Co. KGaA	69,180	3,762,447
Symrise AG	38,870	2,438,795
		22,080,902
Hong Kong — 1.7%
Techtronic Industries Co. Ltd.	1,269,500	5,105,282
Wynn Macau Ltd.	2,191,600	3,429,509
		8,534,791
India — 1.1%
Ashok Leyland Ltd.	2,859,660	4,630,452
Vakrangee Ltd.	380,250	1,012,719
		5,643,171
Ireland — 0.4%
Kingspan Group plc	68,110	1,913,890
Israel — 0.8%
Mellanox Technologies Ltd.(1)	89,520	4,243,248
Italy — 1.9%
Buzzi Unicem SpA	374,200	7,436,078
FinecoBank Banca Fineco SpA	336,800	2,458,298
		9,894,376
Japan — 16.5%
Daito Trust Construction Co. Ltd.	49,700	7,223,746
DeNA Co. Ltd.	231,300	4,653,781
Disco Corp.	58,600	5,582,968
Financial Products Group Co. Ltd.	566,000	6,292,012
Gulliver International Co. Ltd.	453,600	4,591,914
Japan Exchange Group, Inc.	361,200	4,925,380
Japan Hotel REIT Investment Corp.	2,930	2,548,056
Koito Manufacturing Co. Ltd.	96,300	4,548,237
LIXIL Group Corp.	177,600	3,210,866
Ono Pharmaceutical Co. Ltd.	136,100	6,051,893
Open House Co. Ltd.	262,512	7,026,555
Ryohin Keikaku Co. Ltd.	18,700	4,311,293
Sundrug Co. Ltd.	83,000	6,873,256
Sysmex Corp.	48,600	3,554,974
Takeuchi Manufacturing Co. Ltd.	63,200	1,098,088
Temp Holdings Co. Ltd.	206,300	3,293,795
Tokyo Steel Manufacturing Co. Ltd.	531,200	3,190,030
W-Scope Corp.	88,100	5,227,047
		84,203,891
Mexico — 1.1%
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	535,820	5,429,689
Netherlands — 1.0%
Koninklijke Vopak NV	96,470	5,026,609

7

	Shares	Value
Norway — 1.0%
Marine Harvest ASA	305,370	$5,099,478
Portugal — 0.6%
Jeronimo Martins SGPS SA	192,220	3,114,000
Russia — 1.0%
Yandex NV, A Shares(1)	257,950	5,313,770
South Africa — 0.5%
Coronation Fund Managers Ltd.	596,670	2,577,075
South Korea — 4.6%
Cosmax, Inc.	25,040	3,277,597
Hyundai Marine & Fire Insurance Co. Ltd.	184,090	4,881,057
Hyundai Mipo Dockyard Co. Ltd.(1)	50,190	3,027,908
Korea Zinc Co. Ltd.	5,310	2,091,832
LG Household & Health Care Ltd.	8,280	7,336,533
Medy-Tox, Inc.	7,920	2,917,335
		23,532,262
Spain — 2.3%
Cellnex Telecom SAU	157,910	2,547,630
Distribuidora Internacional de Alimentacion SA	360,850	2,158,062
Gamesa Corp. Tecnologica SA	207,990	4,143,577
Merlin Properties Socimi SA	268,850	2,959,652
		11,808,921
Sweden — 2.9%
Boliden AB	97,080	1,717,828
Fastighets AB Balder, B Shares(1)	176,230	4,555,041
Fingerprint Cards AB, B Shares(1)	203,800	2,719,337
Lundin Petroleum AB(1)	167,440	3,002,994
Saab AB, B Shares	79,920	2,656,862
		14,652,062
Switzerland — 6.6%
dorma+kaba Holding AG	6,120	4,020,483
Flughafen Zuerich AG	33,100	5,804,155
Geberit AG	17,710	6,770,423
Lonza Group AG	53,450	9,227,384
Partners Group Holding AG	18,520	7,806,720
		33,629,165
United Kingdom — 11.6%
ASOS plc(1)	132,100	6,688,792
Auto Trader Group plc	1,203,483	6,850,242
DCC plc	86,580	7,887,541
Howden Joinery Group plc	729,760	5,358,725
ITV plc	657,520	2,045,581
Persimmon plc	278,650	8,483,307
Provident Financial plc	202,090	8,523,336
Travis Perkins plc	101,150	2,817,206
Weir Group plc (The)	219,360	3,809,343
Worldpay Group plc(1)	1,691,120	6,787,102
		59,251,175
TOTAL COMMON STOCKS (Cost $444,700,214)		502,328,470

8

	Shares	Value
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $5,199,350), at 0.10%, dated 5/31/16, due 6/1/16 (Delivery value $5,093,014)		$5,093,000
State Street Institutional Liquid Reserves Fund, Premier Class	2,330,514	2,330,514
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,423,514)		7,423,514
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $452,123,728)		509,751,984
OTHER ASSETS AND LIABILITIES — 0.3%		1,324,470
TOTAL NET ASSETS — 100.0%		$511,076,454

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	25.5%
Consumer Discretionary	20.6%
Financials	14.5%
Information Technology	9.7%
Health Care	9.5%
Consumer Staples	9.3%
Materials	6.7%
Energy	1.5%
Telecommunication Services	1.0%
Cash and Equivalents*	1.7%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.
See Notes to Financial Statements.

9

Statement of Assets and Liabilities

MAY 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $452,123,728)	$509,751,984
Foreign currency holdings, at value (cost of $137,555)	136,457
Receivable for investments sold	3,036,367
Receivable for capital shares sold	73,212
Dividends and interest receivable	1,312,327
Other assets	112,625
514,422,972

Liabilities
Payable for investments purchased	2,119,991
Payable for capital shares redeemed	534,148
Accrued management fees	690,238
Distribution and service fees payable	2,141
3,346,518

Net Assets	$511,076,454

Net Assets Consist of:
Capital (par value and paid-in surplus)	$589,057,213
Distributions in excess of net investment income	(544,657)
Accumulated net realized loss	(134,991,330)
Net unrealized appreciation	57,555,228
$511,076,454

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$482,176,346	37,426,758	$12.88
Institutional Class, $0.01 Par Value	$21,656,548	1,661,923	$13.03
A Class, $0.01 Par Value	$6,125,104	487,756	$12.56*
C Class, $0.01 Par Value	$960,520	77,221	$12.44
R Class, $0.01 Par Value	$157,936	12,398	$12.74
*Maximum offering price $13.33 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $493,348)	$4,626,315
Interest	5,411
4,631,726

Expenses:
Management fees	4,077,407
Distribution and service fees:
A Class	7,544
C Class	4,894
R Class	365
Directors' fees and expenses	8,560
Other expenses	3,718
4,102,488

Net investment income (loss)	529,238

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(19,932,557)
Foreign currency transactions	(116,291)
(20,048,848)

Change in net unrealized appreciation (depreciation) on:
Investments	20,633,901
Translation of assets and liabilities in foreign currencies	50,971
20,684,872

Net realized and unrealized gain (loss)	636,024

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,165,262

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2015
Increase (Decrease) in Net Assets	May 31, 2016	November 30, 2015
Operations
Net investment income (loss)	$529,238	$4,307
Net realized gain (loss)	(20,048,848)	52,138,255
Change in net unrealized appreciation (depreciation)	20,684,872	(26,938,339)
Net increase (decrease) in net assets resulting from operations	1,165,262	25,204,223

Distributions to Shareholders
From net investment income:
Investor Class	(2,556,611)	(1,194,380)
Institutional Class	(154,815)	(96,309)
A Class	(18,092)	—
R Class	(75)	—
Decrease in net assets from distributions	(2,729,593)	(1,290,689)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(24,089,452)	(57,317,465)

Redemption Fees
Increase in net assets from redemption fees	3,285	11,710

Net increase (decrease) in net assets	(25,650,498)	(33,392,221)

Net Assets
Beginning of period	536,726,952	570,119,173
End of period	$511,076,454	$536,726,952

Undistributed (distributions in excess of) net investment income	$(544,657)	$1,655,698

See Notes to Financial Statements.

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Notes to Financial Statements

MAY 31, 2016 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Discovery Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could

13

affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover

14

transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.200% to 1.750% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 1.000% to 1.550% for the Institutional Class. The effective annual management fee for each class for the six months ended May 31, 2016 was 1.63% for the Investor Class, A Class, C Class and R Class and 1.43% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century
Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no significant interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2016 were $322,359,401 and $355,060,557, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2016		Year ended November 30, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	380,000,000		400,000,000
Sold	341,882	$4,236,144	1,973,067	$26,172,142
Issued in reinvestment of distributions	204,271	2,418,572	89,395	1,141,578
Redeemed	(2,408,710)	(29,815,612)	(6,612,888)	(84,604,777)
	(1,862,557)	(23,160,896)	(4,550,426)	(57,291,057)
Institutional Class/Shares Authorized	40,000,000		40,000,000
Sold	77,786	954,103	207,249	2,735,825
Issued in reinvestment of distributions	12,934	154,815	7,460	96,309
Redeemed	(145,160)	(1,813,717)	(282,242)	(3,687,250)
	(54,440)	(704,799)	(67,533)	(855,116)
A Class/Shares Authorized	30,000,000		30,000,000
Sold	39,596	481,682	226,922	2,883,104
Issued in reinvestment of distributions	1,566	18,092	—	—
Redeemed	(78,657)	(950,335)	(165,320)	(2,093,362)
	(37,495)	(450,561)	61,602	789,742
C Class/Shares Authorized	30,000,000		20,000,000
Sold	51,024	624,091	38,351	487,665
Redeemed	(31,608)	(375,576)	(18,489)	(226,895)
	19,416	248,515	19,862	260,770
R Class/Shares Authorized	30,000,000		20,000,000
Sold	1,287	15,794	2,256	28,656
Issued in reinvestment of distributions	6	75	—	—
Redeemed	(2,983)	(37,580)	(18,745)	(250,460)
	(1,690)	(21,711)	(16,489)	(221,804)
Net increase (decrease)	(1,936,766)	$(24,089,452)	(4,552,984)	$(57,317,465)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$7,756,649	$28,684,044	—
China	7,181,528	17,595,939	—
France	4,313,353	51,607,872	—
Israel	4,243,248	—	—
Russia	5,313,770	—	—
Other Countries	—	375,632,067	—
Temporary Cash Investments	2,330,514	5,093,000	—
	$31,139,062	$478,612,922	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$452,383,883
Gross tax appreciation of investments	$67,917,799
Gross tax depreciation of investments	(10,549,698)
Net tax appreciation (depreciation) of investments	$57,368,101

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2015, the fund had accumulated short-term capital losses of $(114,127,606), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

As of November 30, 2015, the fund had post-October capital loss deferrals of $(271,029), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$12.90	0.01	0.04	0.05	(0.07)	$12.88	0.49%	1.64%(4)	0.20%(4)	64%	$482,176
2015	$12.35	—(5)	0.58	0.58	(0.03)	$12.90	4.61%	1.67%	0.00%(6)	171%	$506,817
2014	$12.70	0.03	(0.24)	(0.21)	(0.14)	$12.35	(1.73)%	1.61%	0.20%	134%	$541,410
2013	$10.08	—(5)	2.79	2.79	(0.17)	$12.70	27.97%	1.56%	0.03%	157%	$620,359
2012	$9.22	0.04	0.82	0.86	—(5)	$10.08	9.23%	1.50%	0.42%	154%	$582,331
2011	$9.88	0.02	(0.68)	(0.66)	—	$9.22	(6.58)%	1.42%	0.14%	167%	$660,971
Institutional Class
2016(3)	$13.06	0.03	0.03	0.06	(0.09)	$13.03	0.61%	1.44%(4)	0.40%(4)	64%	$21,657
2015	$12.50	0.03	0.58	0.61	(0.05)	$13.06	4.84%	1.47%	0.20%	171%	$22,415
2014	$12.86	0.06	(0.25)	(0.19)	(0.17)	$12.50	(1.55)%	1.41%	0.40%	134%	$22,304
2013	$10.20	0.05	2.80	2.85	(0.19)	$12.86	28.16%	1.36%	0.23%	157%	$27,341
2012	$9.34	0.05	0.83	0.88	(0.02)	$10.20	9.44%	1.30%	0.62%	154%	$48,794
2011	$9.99	0.03	(0.68)	(0.65)	—	$9.34	(6.41)%	1.22%	0.34%	167%	$97,063

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$12.56	—(5)	0.04	0.04	(0.04)	$12.56	0.40%	1.89%(4)	(0.05)%(4)	64%	$6,125
2015	$12.03	(0.03)	0.56	0.53	—	$12.56	4.32%	1.92%	(0.25)%	171%	$6,596
2014	$12.36	(0.01)	(0.22)	(0.23)	(0.10)	$12.03	(1.92)%	1.86%	(0.05)%	134%	$5,576
2013	$9.81	(0.03)	2.72	2.69	(0.14)	$12.36	27.69%	1.81%	(0.22)%	157%	$3,585
2012	$9.00	0.01	0.80	0.81	—	$9.81	8.88%	1.75%	0.17%	154%	$2,838
2011	$9.67	(0.02)	(0.65)	(0.67)	—	$9.00	(6.83)%	1.67%	(0.11)%	167%	$3,182
C Class
2016(3)	$12.45	(0.05)	0.04	(0.01)	—	$12.44	0.00%	2.64%(4)	(0.80)%(4)	64%	$961
2015	$12.01	(0.12)	0.56	0.44	—	$12.45	3.58%	2.67%	(1.00)%	171%	$720
2014	$12.39	(0.10)	(0.23)	(0.33)	(0.05)	$12.01	(2.74)%	2.61%	(0.80)%	134%	$456
2013	$9.83	(0.14)	2.76	2.62	(0.06)	$12.39	26.75%	2.56%	(0.97)%	157%	$342
2012	$9.08	(0.05)	0.80	0.75	—	$9.83	8.14%	2.50%	(0.58)%	154%	$93
2011	$9.82	(0.07)	(0.67)	(0.74)	—	$9.08	(7.43)%	2.42%	(0.86)%	167%	$87

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2016(3)	$12.73	(0.02)	0.04	0.02	(0.01)	$12.74	0.21%	2.14%(4)	(0.30)%(4)	64%	$158
2015	$12.22	(0.08)	0.59	0.51	—	$12.73	4.09%	2.17%	(0.50)%	171%	$179
2014	$12.55	(0.05)	(0.22)	(0.27)	(0.06)	$12.22	(2.19)%	2.11%	(0.30)%	134%	$374
2013	$9.96	(0.06)	2.76	2.70	(0.11)	$12.55	27.35%	2.06%	(0.47)%	157%	$388
2012	$9.15	—(5)	0.81	0.81	—	$9.96	8.73%	2.00%	(0.08)%	154%	$290
2011	$9.86	(0.04)	(0.67)	(0.71)	—	$9.15	(7.10)%	1.92%	(0.36)%	167%	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2016 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89424 1607

Semiannual Report

May 31, 2016

International Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of recession fears and resulting central bank policy moves—triggered widespread market volatility. Stock index graphs of the six months look like a square root sign (√). From late December to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, an energy price collapse, and Chinese currency devaluations. Furthermore, the U.S. Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets.

These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to indications that the global oil supply glut could be reduced. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Modest broad market gains and losses for the reporting period do not capture its volatility, which generally pushed returns for bonds (and higher-yielding, more defensive stock sectors such as utilities and telecommunication services) ahead of broad stock returns. Also, the divergence between generally weaker global economic conditions and the relatively stable U.S. economy helped U.S. stocks generally outpace their non-U.S. counterparts.

Looking ahead, we expect more market volatility this year due to global economic and political headwinds, uncertainty surrounding future Fed moves, and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2016
Top Ten Holdings	% of net assets
Roche Holding AG	3.7%
Reckitt Benckiser Group plc	2.6%
AIA Group Ltd.	2.0%
Novo Nordisk A/S, B Shares	2.0%
Pandora A/S	1.8%
Intesa Sanpaolo SpA	1.8%
Shire plc	1.8%
TOTAL SA	1.6%
Tencent Holdings Ltd.	1.5%
Wolseley plc	1.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.7%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	0.3%

Investments by Country	% of net assets
United Kingdom	21.9%
Japan	14.9%
France	14.8%
Germany	6.3%
Switzerland	5.0%
Denmark	4.8%
Ireland	4.2%
Netherlands	3.8%
Sweden	3.1%
China	2.8%
Belgium	2.6%
Hong Kong	2.5%
Spain	2.0%
Other Countries	10.0%
Cash and Equivalents*	1.3%
*Includes temporary cash investments and other assets and liabilities.

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Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period(1) 12/1/15 - 5/31/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$965.20	$5.80	1.18%
Institutional Class	$1,000	$966.60	$4.82	0.98%
A Class	$1,000	$964.20	$7.02	1.43%
C Class	$1,000	$960.10	$10.68	2.18%
R Class	$1,000	$962.60	$8.24	1.68%
R6 Class	$1,000	$967.00	$4.08	0.83%
Hypothetical
Investor Class	$1,000	$1,019.10	$5.96	1.18%
Institutional Class	$1,000	$1,020.10	$4.95	0.98%
A Class	$1,000	$1,017.85	$7.21	1.43%
C Class	$1,000	$1,014.10	$10.98	2.18%
R Class	$1,000	$1,016.60	$8.47	1.68%
R6 Class	$1,000	$1,020.85	$4.19	0.83%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

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Schedule of Investments

MAY 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.7%
Austria — 1.0%
Erste Group Bank AG(1)	614,110	$16,433,116
Belgium — 2.6%
Anheuser-Busch InBev SA/NV	158,852	20,122,614
KBC Groep NV(1)	293,360	17,368,121
UCB SA	61,590	4,450,902
		41,941,637
Canada — 1.9%
Alimentation Couche-Tard, Inc., B Shares	366,310	16,117,808
Canadian Pacific Railway Ltd.	106,190	13,743,521
		29,861,329
China — 2.8%
Alibaba Group Holding Ltd. ADR(1)	107,790	8,838,780
Baidu, Inc. ADR(1)	62,378	11,136,968
Tencent Holdings Ltd.	1,122,000	25,022,373
		44,998,121
Denmark — 4.8%
DSV A/S	358,560	16,354,503
Novo Nordisk A/S, B Shares	569,910	31,698,137
Pandora A/S	200,072	29,735,296
		77,787,936
France — 14.8%
Accor SA	192,160	8,360,918
Arkema SA	134,120	11,004,121
Cie de Saint-Gobain	291,740	13,023,136
Criteo SA ADR(1)	213,480	9,578,847
Essilor International SA	155,595	20,315,963
Iliad SA	48,000	10,518,551
Kering	84,050	13,574,175
Legrand SA	277,820	15,281,174
LVMH Moet Hennessy Louis Vuitton SE	102,620	16,447,654
Pernod Ricard SA	98,460	10,726,192
Publicis Groupe SA	198,280	14,353,296
Rexel SA	535,400	8,188,075
Thales SA	196,200	16,996,992
TOTAL SA	520,920	25,314,108
Valeo SA	143,528	21,662,826
Veolia Environnement SA	566,190	12,712,824
Vinci SA	149,710	11,258,796
		239,317,648
Germany — 6.3%
adidas AG	166,160	21,288,698
Deutsche Boerse AG	163,260	14,305,039
Fresenius Medical Care AG & Co. KGaA	249,920	21,689,737
HeidelbergCement AG	229,720	19,652,932
Symrise AG	145,430	9,124,620

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	Shares	Value
Zalando SE(1)	547,622	$16,052,319
		102,113,345
Hong Kong — 2.5%
AIA Group Ltd.	5,465,200	31,965,169
Sands China Ltd.	2,314,400	8,875,478
		40,840,647
India — 0.6%
Tata Motors Ltd.(1)	1,320,900	9,023,582
Indonesia — 0.9%
Astra International Tbk PT	15,612,300	7,543,278
Bank Mandiri Persero Tbk PT	9,507,600	6,281,559
		13,824,837
Ireland — 4.2%
Bank of Ireland(1)	42,182,022	12,859,872
CRH plc	611,060	18,516,970
Ryanair Holdings plc ADR	229,958	20,098,329
Smurfit Kappa Group plc	568,320	15,505,011
		66,980,182
Israel — 0.7%
Mobileye NV(1)	282,420	10,723,487
Italy — 1.8%
Intesa Sanpaolo SpA	11,188,240	28,731,365
Japan — 14.9%
Calbee, Inc.	381,000	14,072,245
Daikin Industries Ltd.	136,700	11,722,610
Daito Trust Construction Co. Ltd.	101,200	14,709,116
Isuzu Motors Ltd.	305,300	3,683,395
Kao Corp.	167,900	9,250,534
Keyence Corp.	18,800	11,952,138
Kubota Corp.	1,445,600	21,285,509
Mitsubishi Estate Co. Ltd.	475,000	9,177,428
Murata Manufacturing Co. Ltd.	126,200	14,758,568
Nitori Holdings Co. Ltd.	156,800	15,944,083
Olympus Corp.	392,600	16,645,659
Ono Pharmaceutical Co. Ltd.	372,100	16,545,992
ORIX Corp.	1,454,600	20,229,232
Ryohin Keikaku Co. Ltd.	98,000	22,593,940
Seven & i Holdings Co. Ltd.	507,000	21,720,395
Suntory Beverage & Food Ltd.	361,200	17,059,430
		241,350,274
Mexico — 0.5%
Cemex SAB de CV ADR(1)	1,258,743	8,005,605
Netherlands — 3.8%
ASML Holding NV	142,990	14,223,349
Koninklijke DSM NV	201,210	11,975,146
Koninklijke Vopak NV	213,030	11,100,016
NXP Semiconductors NV(1)	247,920	23,425,961
		60,724,472
Norway — 0.9%
Statoil ASA	955,429	15,235,516

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	Shares	Value
Portugal — 1.1%
Jeronimo Martins SGPS SA	1,142,641	$18,510,999
South Korea — 0.6%
Amorepacific Corp.	29,440	10,313,140
Spain — 2.0%
Cellnex Telecom SAU	576,605	9,302,616
Industria de Diseno Textil SA	683,830	23,099,820
		32,402,436
Sweden — 3.1%
Hexagon AB, B Shares	489,490	19,007,212
Lundin Petroleum AB(1)	779,770	13,984,977
Svenska Cellulosa AB SCA, B Shares	508,252	16,268,744
		49,260,933
Switzerland — 5.0%
Actelion Ltd.	58,740	9,638,324
Julius Baer Group Ltd.	263,190	11,711,161
Roche Holding AG	227,024	59,588,090
		80,937,575
United Kingdom — 21.9%
Admiral Group plc	509,560	14,524,255
ARM Holdings plc	314,600	4,497,274
Ashtead Group plc	1,269,045	17,939,084
ASOS plc(1)	167,730	8,492,892
Associated British Foods plc	206,385	8,800,136
Auto Trader Group plc	3,700,300	21,062,160
Aviva plc	2,317,100	15,095,158
Bunzl plc	617,280	18,274,122
Carnival plc	338,230	16,699,849
Compass Group plc	745,630	13,898,737
Liberty Global plc, Class A(1)	223,440	8,345,484
London Stock Exchange Group plc	495,050	19,610,101
Pearson plc	682,300	8,286,132
Prudential plc	897,790	17,944,331
Reckitt Benckiser Group plc	423,356	42,155,267
Rio Tinto plc	553,510	15,572,557
Shire plc	464,160	28,638,531
St. James's Place plc	1,343,021	18,041,396
Weir Group plc (The)	432,900	7,517,617
Wolseley plc	418,480	24,553,329
Worldpay Group plc(1)	6,047,256	24,269,918
		354,218,330
TOTAL COMMON STOCKS (Cost $1,434,902,583)		1,593,536,512
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $11,460,800), at 0.10%, dated 5/31/16, due 6/1/16 (Delivery value $11,236,031)		11,236,000
State Street Institutional Liquid Reserves Fund, Premier Class	5,140,916	5,140,916
TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,376,916)		16,376,916
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,451,279,499)		1,609,913,428
OTHER ASSETS AND LIABILITIES — 0.3%		5,494,661
TOTAL NET ASSETS — 100.0%		$1,615,408,089
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MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	17.6%
Financials	16.7%
Industrials	14.0%
Health Care	13.0%
Consumer Staples	12.7%
Information Technology	12.4%
Materials	6.9%
Energy	3.4%
Telecommunication Services	1.2%
Utilities	0.8%
Cash and Equivalents*	1.3%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

MAY 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,451,279,499)	$1,609,913,428
Foreign currency holdings, at value (cost of $2,829,708)	2,792,655
Receivable for capital shares sold	376,283
Dividends and interest receivable	5,700,152
Other assets	406,108
1,619,188,626

Liabilities
Payable for investments purchased	1,483,342
Payable for capital shares redeemed	564,377
Accrued management fees	1,553,188
Distribution and service fees payable	35,963
Accrued foreign taxes	143,667
3,780,537

Net Assets	$1,615,408,089

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,483,288,400
Distributions in excess of net investment income	(3,144,084)
Accumulated net realized loss	(23,116,539)
Net unrealized appreciation	158,380,312
$1,615,408,089

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$1,353,971,589	121,438,155	$11.15
Institutional Class, $0.01 Par Value	$69,139,969	6,236,831	$11.09
A Class, $0.01 Par Value	$128,085,503	11,404,519	$11.23*
C Class, $0.01 Par Value	$8,988,474	820,494	$10.95
R Class, $0.01 Par Value	$3,554,553	313,435	$11.34
R6 Class, $0.01 Par Value	$51,668,001	4,659,617	$11.09
*Maximum offering price $11.92 (net asset value divided by 0.9425).

See Notes to Financial Statements.

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Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,408,055)	$21,130,507
Interest	12,100
21,142,607

Expenses:
Management fees	9,190,375
Distribution and service fees:
A Class	162,581
C Class	46,309
R Class	8,328
Directors' fees and expenses	27,118
Other expenses	20,922
9,455,633

Net investment income (loss)	11,686,974

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(12,075,154)
Foreign currency transactions	(253,616)
(12,328,770)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(143,667))	(57,578,855)
Translation of assets and liabilities in foreign currencies	219,845
(57,359,010)

Net realized and unrealized gain (loss)	(69,687,780)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(58,000,806)

 See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2015
Increase (Decrease) in Net Assets	May 31, 2016	November 30, 2015
Operations
Net investment income (loss)	$11,686,974	$10,786,685
Net realized gain (loss)	(12,328,770)	87,356,870
Change in net unrealized appreciation (depreciation)	(57,359,010)	(129,770,763)
Net increase (decrease) in net assets resulting from operations	(58,000,806)	(31,627,208)

Distributions to Shareholders
From net investment income:
Investor Class	(7,144,126)	(9,233,796)
Institutional Class	(467,296)	(974,176)
A Class	(436,077)	(1,277,492)
R Class	(4,047)	(5,076)
R6 Class	(376,203)	(72,931)
From net realized gains:
Investor Class	(71,718,645)	(90,129,091)
Institutional Class	(3,592,483)	(7,644,959)
A Class	(7,082,263)	(17,916,622)
C Class	(530,306)	(608,755)
R Class	(173,171)	(127,609)
R6 Class	(2,461,989)	(499,554)
Decrease in net assets from distributions	(93,986,606)	(128,490,061)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	60,406,390	(115,044,232)

Redemption Fees
Increase in net assets from redemption fees	6,065	63,558

Net increase (decrease) in net assets	(91,574,957)	(275,097,943)

Net Assets
Beginning of period	1,706,983,046	1,982,080,989
End of period	$1,615,408,089	$1,706,983,046

Distributions in excess of net investment income	$(3,144,084)	$(6,403,309)

See Notes to Financial Statements.

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Notes to Financial Statements

MAY 31, 2016 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited

13

to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with

14

provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 17% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund also include the assets of NT International Growth Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 1.050% to 1.500% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.850% to 1.300% for the Institutional Class and 0.700% to 1.150% for the R6 Class. The effective annual management fee for each class for the six months ended May 31, 2016 was 1.17% for the Investor Class, A Class, C Class and R Class, 0.97% for the Institutional Class and 0.82% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century
Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no significant interfund transactions during the period.

15

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2016 were $522,104,391 and $543,248,191, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2016		Year ended November 30, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	875,000,000		840,000,000
Sold	6,183,807	$66,975,270	21,692,103	$276,534,085
Issued in reinvestment of distributions	6,787,008	76,693,189	8,081,634	96,692,769
Redeemed	(8,511,848)	(94,987,415)	(26,388,283)	(331,250,886)
	4,458,967	48,681,044	3,385,454	41,975,968
Institutional Class/Shares Authorized	70,000,000		70,000,000
Sold	759,556	8,219,189	1,172,500	14,465,900
Issued in reinvestment of distributions	361,512	4,059,779	719,790	8,553,736
Redeemed	(661,526)	(7,038,872)	(6,506,504)	(81,525,313)
	459,542	5,240,096	(4,614,214)	(58,505,677)
A Class/Shares Authorized	185,000,000		200,000,000
Sold	939,470	10,279,938	3,435,801	43,328,728
Issued in reinvestment of distributions	646,908	7,374,750	1,574,958	19,000,956
Redeemed	(1,638,027)	(18,084,929)	(15,900,104)	(205,207,226)
	(51,649)	(430,241)	(10,889,345)	(142,877,542)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	45,970	496,484	281,983	3,505,108
Issued in reinvestment of distributions	39,979	445,758	38,595	458,326
Redeemed	(129,324)	(1,373,920)	(222,720)	(2,723,550)
	(43,375)	(431,678)	97,858	1,239,884
R Class/Shares Authorized	30,000,000		25,000,000
Sold	71,947	814,207	168,277	2,106,267
Issued in reinvestment of distributions	13,640	157,129	9,545	116,453
Redeemed	(38,729)	(426,361)	(72,723)	(935,167)
	46,858	544,975	105,099	1,287,553
R6 Class/Shares Authorized	40,000,000		30,000,000
Sold	832,675	8,694,751	5,097,139	63,522,566
Issued in reinvestment of distributions	252,958	2,838,192	48,186	572,156
Redeemed	(433,687)	(4,730,749)	(1,768,379)	(22,259,140)
	651,946	6,802,194	3,376,946	41,835,582
Net increase (decrease)	5,522,289	$60,406,390	(8,538,202)	$(115,044,232)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

16

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
China	$19,975,748	$25,022,373	—
France	9,578,847	229,738,801	—
Ireland	20,098,329	46,881,853	—
Israel	10,723,487	—	—
Mexico	8,005,605	—	—
Netherlands	23,425,961	37,298,511	—
United Kingdom	8,345,484	345,872,846	—
Other Countries	—	808,568,667	—
Temporary Cash Investments	5,140,916	11,236,000	—
	$105,294,377	$1,504,619,051	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,455,241,389
Gross tax appreciation of investments	$209,203,723
Gross tax depreciation of investments	(54,531,684)
Net tax appreciation (depreciation) of investments	$154,672,039

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$12.25	0.08	(0.50)	(0.42)	(0.06)	(0.62)	(0.68)	$11.15	(3.48)%	1.18%(4)	1.48%(4)	33%	$1,353,972
2015	$13.40	0.07	(0.34)	(0.27)	(0.08)	(0.80)	(0.88)	$12.25	(1.86)%	1.17%	0.62%	62%	$1,432,784
2014	$13.78	0.10	—(5)	0.10	(0.20)	(0.28)	(0.48)	$13.40	0.80%	1.18%	0.74%	75%	$1,521,655
2013	$11.27	0.11	2.58	2.69	(0.18)	—	(0.18)	$13.78	24.22%	1.22%	0.84%	110%	$1,499,623
2012	$9.90	0.15	1.33	1.48	(0.11)	—	(0.11)	$11.27	15.10%	1.29%	1.41%	106%	$1,268,251
2011	$10.30	0.10	(0.35)	(0.25)	(0.15)	—	(0.15)	$9.90	(2.57)%	1.32%	0.95%	125%	$1,189,245
Institutional Class
2016(3)	$12.19	0.09	(0.49)	(0.40)	(0.08)	(0.62)	(0.70)	$11.09	(3.34)%	0.98%(4)	1.68%(4)	33%	$69,140
2015	$13.33	0.10	(0.34)	(0.24)	(0.10)	(0.80)	(0.90)	$12.19	(1.63)%	0.97%	0.82%	62%	$70,422
2014	$13.73	0.14	(0.03)	0.11	(0.23)	(0.28)	(0.51)	$13.33	0.91%	0.98%	0.94%	75%	$138,527
2013	$11.24	0.13	2.58	2.71	(0.22)	—	(0.22)	$13.73	24.54%	1.02%	1.04%	110%	$185,325
2012	$9.89	0.17	1.33	1.50	(0.15)	—	(0.15)	$11.24	15.28%	1.09%	1.61%	106%	$140,446
2011	$10.30	0.12	(0.33)	(0.21)	(0.20)	—	(0.20)	$9.89	(2.27)%	1.12%	1.15%	125%	$113,741

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$12.32	0.07	(0.50)	(0.43)	(0.04)	(0.62)	(0.66)	$11.23	(3.58)%	1.43%(4)	1.23%(4)	33%	$128,086
2015	$13.48	0.07	(0.37)	(0.30)	(0.06)	(0.80)	(0.86)	$12.32	(2.13)%	1.42%	0.37%	62%	$141,175
2014	$13.86	0.07	(0.01)	0.06	(0.16)	(0.28)	(0.44)	$13.48	0.49%	1.43%	0.49%	75%	$301,164
2013	$11.33	0.07	2.61	2.68	(0.15)	—	(0.15)	$13.86	23.98%	1.47%	0.59%	110%	$267,979
2012	$9.92	0.12	1.35	1.47	(0.06)	—	(0.06)	$11.33	14.80%	1.54%	1.16%	106%	$198,434
2011	$10.29	0.08	(0.35)	(0.27)	(0.10)	—	(0.10)	$9.92	(2.76)%	1.57%	0.70%	125%	$172,901
C Class
2016(3)	$12.04	0.02	(0.49)	(0.47)	—	(0.62)	(0.62)	$10.95	(3.99)%	2.18%(4)	0.48%(4)	33%	$8,988
2015	$13.22	(0.05)	(0.33)	(0.38)	—	(0.80)	(0.80)	$12.04	(2.81)%	2.17%	(0.38)%	62%	$10,402
2014	$13.58	(0.03)	(0.02)	(0.05)	(0.03)	(0.28)	(0.31)	$13.22	(0.29)%	2.18%	(0.26)%	75%	$10,129
2013	$11.14	(0.03)	2.57	2.54	(0.10)	—	(0.10)	$13.58	23.00%	2.22%	(0.16)%	110%	$4,859
2012	$9.77	0.04	1.33	1.37	—	—	—	$11.14	14.02%	2.29%	0.41%	106%	$2,497
2011	$10.13	—(5)	(0.36)	(0.36)	—	—	—	$9.77	(3.55)%	2.32%	(0.05)%	125%	$2,725

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2016(3)	$12.43	0.06	(0.52)	(0.46)	(0.01)	(0.62)	(0.63)	$11.34	(3.74)%	1.68%(4)	0.98%(4)	33%	$3,555
2015	$13.59	0.02	(0.35)	(0.33)	(0.03)	(0.80)	(0.83)	$12.43	(2.31)%	1.67%	0.12%	62%	$3,313
2014	$13.96	0.03	(0.01)	0.02	(0.11)	(0.28)	(0.39)	$13.59	0.25%	1.68%	0.24%	75%	$2,195
2013	$11.41	0.05	2.62	2.67	(0.12)	—	(0.12)	$13.96	23.59%	1.72%	0.34%	110%	$2,270
2012	$9.97	0.10	1.35	1.45	(0.01)	—	(0.01)	$11.41	14.56%	1.79%	0.91%	106%	$2,262
2011	$10.32	0.05	(0.36)	(0.31)	(0.04)	—	(0.04)	$9.97	(3.05)%	1.82%	0.45%	125%	$3,222
R6 Class
2016(3)	$12.20	0.10	(0.50)	(0.40)	(0.09)	(0.62)	(0.71)	$11.09	(3.30)%	0.83%(4)	1.83%(4)	33%	$51,668
2015	$13.34	0.11	(0.33)	(0.22)	(0.12)	(0.80)	(0.92)	$12.20	(1.50)%	0.82%	0.97%	62%	$48,887
2014	$13.74	0.13	—(5)	0.13	(0.25)	(0.28)	(0.53)	$13.34	1.10%	0.83%	1.09%	75%	$8,411
2013(6)	$12.56	0.01	1.17	1.18	—	—	—	$13.74	9.39%	0.85%(4)	0.20%(4)	110%(7)	$5,076

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2016 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through November 30, 2013.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.
See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89420 1607

Semiannual Report

May 31, 2016

International Opportunities Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of recession fears and resulting central bank policy moves—triggered widespread market volatility. Stock index graphs of the six months look like a square root sign (√). From late December to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, an energy price collapse, and Chinese currency devaluations. Furthermore, the U.S. Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets.

These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to indications that the global oil supply glut could be reduced. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Modest broad market gains and losses for the reporting period do not capture its volatility, which generally pushed returns for bonds (and higher-yielding, more defensive stock sectors such as utilities and telecommunication services) ahead of broad stock returns. Also, the divergence between generally weaker global economic conditions and the relatively stable U.S. economy helped U.S. stocks generally outpace their non-U.S. counterparts.

Looking ahead, we expect more market volatility this year due to global economic and political headwinds, uncertainty surrounding future Fed moves, and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2016
Top Ten Holdings	% of net assets
Bellway plc	2.0%
Straumann Holding AG	1.9%
Sartorius AG Preference Shares	1.7%
Saab AB, B Shares	1.7%
Nexity SA	1.7%
Teleperformance	1.6%
Auto Trader Group plc	1.4%
Rentokil Initial plc	1.4%
Penta-Ocean Construction Co. Ltd.	1.4%
RPC Group plc	1.4%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.3%
Other Assets and Liabilities	0.7%

Investments by Country	% of net assets
Japan	20.2%
United Kingdom	13.7%
France	9.3%
Canada	9.0%
Australia	7.0%
Germany	5.2%
Taiwan	4.6%
Sweden	4.3%
Switzerland	3.9%
South Korea	3.6%
Italy	3.4%
China	2.9%
Mexico	2.4%
Other Countries	9.8%
Other Assets and Liabilities	0.7%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period(1) 12/1/15 - 5/31/16	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$990.20	$7.61	1.53%
Investor Class (before waiver)	$1,000	$990.20(2)	$8.61	1.73%
Institutional Class (after waiver)	$1,000	$989.70	$6.62	1.33%
Institutional Class (before waiver)	$1,000	$989.70(2)	$7.61	1.53%
A Class (after waiver)	$1,000	$988.20	$8.85	1.78%
A Class (before waiver)	$1,000	$988.20(2)	$9.84	1.98%
C Class (after waiver)	$1,000	$985.20	$12.56	2.53%
C Class (before waiver)	$1,000	$985.20(2)	$13.55	2.73%
R Class (after waiver)	$1,000	$987.20	$10.09	2.03%
R Class (before waiver)	$1,000	$987.20(2)	$11.08	2.23%
Hypothetical
Investor Class (after waiver)	$1,000	$1,017.35	$7.72	1.53%
Investor Class (before waiver)	$1,000	$1,016.35	$8.72	1.73%
Institutional Class (after waiver)	$1,000	$1,018.35	$6.71	1.33%
Institutional Class (before waiver)	$1,000	$1,017.35	$7.72	1.53%
A Class (after waiver)	$1,000	$1,016.10	$8.97	1.78%
A Class (before waiver)	$1,000	$1,015.10	$9.97	1.98%
C Class (after waiver)	$1,000	$1,012.35	$12.73	2.53%
C Class (before waiver)	$1,000	$1,011.35	$13.73	2.73%
R Class (after waiver)	$1,000	$1,014.85	$10.23	2.03%
R Class (before waiver)	$1,000	$1,013.85	$11.23	2.23%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

5

Schedule of Investments

MAY 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Australia — 7.0%
APN Outdoor Group Ltd.	313,020	$1,547,449
Aristocrat Leisure Ltd.	213,510	1,984,483
BlueScope Steel Ltd.	217,690	984,920
Burson Group Ltd.	397,330	1,524,874
Domino's Pizza Enterprises Ltd.	29,930	1,489,790
Northern Star Resources Ltd.	454,020	1,414,297
Regis Resources Ltd.	568,940	1,200,708
		10,146,521
Belgium — 0.5%
Galapagos NV(1)	13,940	803,126
Brazil — 1.1%
Iguatemi Empresa de Shopping Centers SA	105,100	756,199
Smiles SA	70,400	779,863
		1,536,062
Canada — 9.0%
Aecon Group, Inc.	100,880	1,357,785
Descartes Systems Group, Inc. (The)(1)	74,870	1,560,945
FirstService Corp.	34,340	1,625,936
New Flyer Industries, Inc.	43,060	1,363,039
Norbord, Inc.	54,970	1,184,201
Parex Resources, Inc.(1)	159,890	1,644,806
Raging River Exploration, Inc.(1)	232,650	1,916,056
Shopify, Inc., Class A(1)	34,860	1,021,049
TORC Oil & Gas Ltd.	228,040	1,419,001
		13,092,818
China — 2.9%
Bitauto Holdings Ltd. ADR(1)	43,000	872,470
China Maple Leaf Educational Systems Ltd.	1,832,000	1,643,219
Cosmo Lady China Holdings Co. Ltd.	523,000	375,554
CT Environmental Group Ltd.	4,964,000	1,341,492
		4,232,735
Finland — 0.5%
Cramo Oyj	31,110	671,522
France — 9.3%
APERAM SA	35,950	1,432,792
Eurofins Scientific SE	4,120	1,597,566
Nexans SA(1)	33,410	1,719,281
Nexity SA	44,430	2,394,634
Plastic Omnium SA	34,520	1,151,108
Rubis SCA	18,770	1,422,649
Teleperformance	27,180	2,370,355
Worldline SA(1)	47,430	1,455,479
		13,543,864
Germany — 5.2%
AURELIUS SE & Co. KGaA	13,380	803,912

6

	Shares	Value
CTS Eventim AG & Co. KGaA	10,690	$368,721
Duerr AG	23,070	1,791,429
Jungheinrich AG Preference Shares	9,910	944,188
Sartorius AG Preference Shares	8,690	2,400,312
Stroeer SE & Co. KGaA	21,500	1,169,306
		7,477,868
Hong Kong — 0.6%
Regina Miracle International Holdings Ltd.(1)	597,000	820,508
India — 0.9%
Indiabulls Housing Finance Ltd.	120,060	1,281,966
Indonesia — 1.5%
Bank Tabungan Negara Persero Tbk PT	5,684,200	709,485
Waskita Karya Persero Tbk PT	8,102,100	1,488,746
		2,198,231
Ireland — 0.7%
Dalata Hotel Group plc(1)	203,870	1,070,666
Israel — 0.5%
Frutarom Industries Ltd.	14,540	708,375
Italy — 3.4%
Buzzi Unicem SpA	61,150	1,215,169
Davide Campari-Milano SpA	187,510	1,811,978
FinecoBank Banca Fineco SpA	145,140	1,059,375
OVS SpA(1)	123,080	843,581
		4,930,103
Japan — 20.2%
Anicom Holdings, Inc.	56,800	1,445,454
Asahi Intecc Co. Ltd.	22,000	1,112,566
Bic Camera, Inc.	138,700	1,301,389
Dip Corp.	43,500	1,188,310
eRex Co. Ltd.	43,500	771,910
Gulliver International Co. Ltd.	36,600	370,512
Hoshizaki Electric Co. Ltd.	18,200	1,743,821
Invincible Investment Corp.	2,772	1,909,998
Istyle, Inc.	176,600	1,487,947
Lion Corp.	117,000	1,713,767
MISUMI Group, Inc.	103,800	1,594,472
Nifco, Inc.	34,700	1,789,290
Nihon M&A Center, Inc.	24,700	1,507,852
Open House Co. Ltd.	72,400	1,937,902
Penta-Ocean Construction Co. Ltd.	393,300	2,010,275
Pigeon Corp.	28,200	769,079
Ryohin Keikaku Co. Ltd.	5,700	1,314,137
Sohgo Security Services Co. Ltd.	14,800	729,742
Tsuruha Holdings, Inc.	15,000	1,561,837
Ulvac, Inc.	52,600	1,762,279
Zenkoku Hosho Co. Ltd.	37,300	1,229,467
		29,252,006
Malaysia — 0.9%
My EG Services Bhd	2,700,400	1,360,337
Mexico — 2.4%
Alsea SAB de CV	376,870	1,428,111

7

	Shares	Value
Banregio Grupo Financiero SAB de CV	134,460	$736,236
Controladora Vuela Cia de Aviacion SAB de CV ADR(1)	71,820	1,386,844
		3,551,191
Netherlands — 0.5%
TKH Group NV	18,520	718,644
Norway — 1.1%
Det Norske Oljeselskap ASA(1)	164,070	1,532,714
Philippines — 0.5%
Puregold Price Club, Inc.	797,900	716,600
South Korea — 3.6%
Caregen Co. Ltd.	10,840	1,045,981
Hite Jinro Co. Ltd.	48,270	1,016,594
Innocean Worldwide, Inc.	3,920	292,076
LIG Nex1 Co. Ltd.	8,480	706,548
Medy-Tox, Inc.	2,950	1,086,634
Osstem Implant Co. Ltd.(1)	17,420	1,087,471
		5,235,304
Spain — 0.5%
Cellnex Telecom SAU	48,100	776,018
Sweden — 4.3%
Avanza Bank Holding AB	17,950	733,808
Fastighets AB Balder, B Shares(1)	61,060	1,578,226
Indutrade AB	36,090	723,414
Inwido AB	62,948	743,330
Saab AB, B Shares	72,080	2,396,229
		6,175,007
Switzerland — 3.9%
Straumann Holding AG	7,100	2,716,071
Temenos Group AG	32,840	1,823,710
Ypsomed Holding AG	6,400	1,139,638
		5,679,419
Taiwan — 4.6%
AirTAC International Group	225,000	1,507,474
Gourmet Master Co. Ltd.	140,000	1,253,507
Hota Industrial Manufacturing Co. Ltd.	304,000	1,435,523
Land Mark Optoelectronics Corp.	53,000	780,882
Nien Made Enterprise Co. Ltd.(1)	82,000	751,798
Tung Thih Electronic Co. Ltd.	66,000	922,836
		6,652,020
United Kingdom — 13.7%
Ashmore Group plc	260,950	1,098,692
Auto Trader Group plc	364,840	2,076,675
Bellway plc	74,900	2,964,796
Domino's Pizza Group plc	96,650	1,476,821
Great Portland Estates plc	124,860	1,358,115
Greencore Group plc	275,590	1,375,872
Regus plc	403,440	1,844,705
Rentokil Initial plc	771,690	2,012,936
Rightmove plc	18,260	1,117,116
Rotork plc	256,100	729,604
RPC Group plc	172,000	2,006,631

8

	Shares	Value
Sophos Group plc	275,700	$838,551
Spectris plc	41,480	1,008,101
		19,908,615
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $120,854,111)		144,072,240
OTHER ASSETS AND LIABILITIES — 0.7%		973,571
TOTAL NET ASSETS — 100.0%		$145,045,811

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.2%
Consumer Discretionary	20.8%
Financials	14.2%
Information Technology	12.5%
Health Care	9.0%
Materials	7.0%
Consumer Staples	6.2%
Energy	4.5%
Utilities	2.4%
Telecommunication Services	0.5%
Other Assets and Liabilities	0.7%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

MAY 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $120,854,111)	$144,072,240
Foreign currency holdings, at value (cost of $56,235)	53,622
Receivable for investments sold	1,904,251
Receivable for capital shares sold	65,462
Dividends and interest receivable	264,398
Other assets	30,116
146,390,089

Liabilities
Disbursements in excess of demand deposit cash	914,220
Payable for capital shares redeemed	238,344
Accrued management fees	186,149
Distribution and service fees payable	5,565
1,344,278

Net Assets	$145,045,811

Net Assets Consist of:
Capital (par value and paid-in surplus)	$128,088,697
Distributions in excess of net investment income	(1,756,103)
Accumulated net realized loss	(4,483,300)
Net unrealized appreciation	23,196,517
$145,045,811

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$117,312,968	13,383,358	$8.77
Institutional Class, $0.01 Par Value	$6,198,897	700,224	$8.85
A Class, $0.01 Par Value	$19,361,101	2,220,389	$8.72*
C Class, $0.01 Par Value	$1,483,635	174,031	$8.53
R Class, $0.01 Par Value	$689,210	79,522	$8.67
*Maximum offering price $9.25 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $108,903)	$1,172,667
Interest	664
1,173,331

Expenses:
Management fees	1,283,472
Distribution and service fees:
A Class	23,883
C Class	7,641
R Class	1,634
Directors' fees and expenses	2,550
Other expenses	625
1,319,805
Fees waived	(149,308)
1,170,497

Net investment income (loss)	2,834

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(3,071,577)
Foreign currency transactions	(31,078)
(3,102,655)

Change in net unrealized appreciation (depreciation) on:
Investments	1,095,755
Translation of assets and liabilities in foreign currencies	8,710
1,104,465

Net realized and unrealized gain (loss)	(1,998,190)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,995,356)

 See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2015
Increase (Decrease) in Net Assets	May 31, 2016	November 30, 2015
Operations
Net investment income (loss)	$2,834	$(531,867)
Net realized gain (loss)	(3,102,655)	3,535,227
Change in net unrealized appreciation (depreciation)	1,104,465	5,262,144
Net increase (decrease) in net assets resulting from operations	(1,995,356)	8,265,504

Distributions to Shareholders
From net investment income:
Investor Class	(1,126,676)	(310,451)
Institutional Class	(65,585)	(10,868)
A Class	(135,676)	(28,281)
C Class	(1,467)	(75)
R Class	(3,245)	(690)
From net realized gains:
Investor Class	(2,032,554)	(5,094,004)
Institutional Class	(100,298)	(186,683)
A Class	(315,770)	(623,812)
C Class	(25,684)	(30,823)
R Class	(10,615)	(24,603)
Decrease in net assets from distributions	(3,817,570)	(6,310,290)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(6,216,262)	10,796,697

Redemption Fees
Increase in net assets from redemption fees	10,531	9,050

Net increase (decrease) in net assets	(12,018,657)	12,760,961

Net Assets
Beginning of period	157,064,468	144,303,507
End of period	$145,045,811	$157,064,468

Accumulated (distributions in excess of) net investment income (loss)	$(1,756,103)	$(426,288)

 See Notes to Financial Statements.

12

Notes to Financial Statements

MAY 31, 2016 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could

13

affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover

14

transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.400% to 2.000% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 1.200% to 1.800% for the Institutional Class. During the six months ended May 31, 2016, the investment advisor voluntarily agreed to waive 0.200% of the fund's management fee. The investment advisor expects this waiver to continue until March 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended May 31, 2016 was $121,872, $6,148, $19,106, $1,528 and $654 for the Investor Class, Institutional Class, A Class, C Class, and R Class, respectively. The effective annual management fee before waiver for each class for the six months ended May 31, 2016 was 1.73% for the Investor Class, A Class, C Class and R Class and 1.53% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended May 31, 2016 was 1.53% for the Investor Class, A Class, C Class and R Class and 1.33% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no significant interfund transactions during the period.

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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2016 were $100,211,036 and $109,149,084, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2016		Year ended November 30, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	120,000,000		110,000,000
Sold	1,391,021	$11,851,732	2,966,146	$26,732,584
Issued in reinvestment of distributions	343,807	3,039,251	628,862	5,205,836
Redeemed	(2,493,835)	(21,196,068)	(3,331,759)	(28,971,648)
	(759,007)	(6,305,085)	263,249	2,966,772
Institutional Class/Shares Authorized	35,000,000		40,000,000
Sold	50,631	427,458	736,174	6,598,320
Issued in reinvestment of distributions	18,597	165,883	23,676	197,551
Redeemed	(97,562)	(858,094)	(529,250)	(4,527,913)
	(28,334)	(264,753)	230,600	2,267,958
A Class/Shares Authorized	30,000,000		30,000,000
Sold	444,651	3,770,940	1,261,101	11,178,064
Issued in reinvestment of distributions	51,180	450,388	79,078	652,093
Redeemed	(467,778)	(3,981,490)	(800,417)	(7,101,223)
	28,053	239,838	539,762	4,728,934
C Class/Shares Authorized	30,000,000		20,000,000
Sold	31,128	262,877	92,172	824,061
Issued in reinvestment of distributions	2,651	22,907	3,828	30,898
Redeemed	(27,629)	(228,295)	(9,757)	(83,153)
	6,150	57,489	86,243	771,806
R Class/Shares Authorized	30,000,000		20,000,000
Sold	6,771	57,202	5,465	48,213
Issued in reinvestment of distributions	1,582	13,860	3,084	25,293
Redeemed	(1,774)	(14,813)	(1,482)	(12,279)
	6,579	56,249	7,067	61,227
Net increase (decrease)	(746,559)	$(6,216,262)	1,126,921	$10,796,697

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,280,363	$140,791,877	—
7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$121,441,715
Gross tax appreciation of investments	$24,634,350
Gross tax depreciation of investments	(2,003,825)
Net tax appreciation (depreciation) of investments	$22,630,525

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$9.08	—(4)	(0.09)	(0.09)	(0.08)	(0.14)	(0.22)	$8.77	(0.98)%	1.53%(5)	1.73%(5)	0.04%(5)	(0.16)%(5)	67%	$117,313
2015	$8.92	(0.03)	0.58	0.55	(0.02)	(0.37)	(0.39)	$9.08	6.67%	1.51%	1.71%	(0.33)%	(0.53)%	152%	$128,450
2014	$9.20	0.01	(0.26)	(0.25)	(0.03)	—	(0.03)	$8.92	(2.77)%	1.55%	1.75%	0.11%	(0.09)%	128%	$123,835
2013	$7.14	—(4)	2.14	2.14	(0.08)	—	(0.08)	$9.20	30.13%	1.72%	1.79%	(0.04)%	(0.11)%	123%	$137,264
2012	$5.98	—(4)	1.16	1.16	—	—	—	$7.14	19.40%	1.87%	1.87%	(0.04)%	(0.04)%	127%	$99,445
2011	$6.29	(0.01)	(0.27)	(0.28)	(0.03)	—	(0.03)	$5.98	(4.57)%	1.83%	1.83%	(0.17)%	(0.17)%	146%	$89,708
Institutional Class
2016(3)	$9.18	0.01	(0.11)	(0.10)	(0.09)	(0.14)	(0.23)	$8.85	(1.03)%	1.33%(5)	1.53%(5)	0.24%(5)	0.04%(5)	67%	$6,199
2015	$9.02	(0.01)	0.58	0.57	(0.04)	(0.37)	(0.41)	$9.18	6.82%	1.31%	1.51%	(0.13)%	(0.33)%	152%	$6,685
2014	$9.29	0.03	(0.27)	(0.24)	(0.03)	—	(0.03)	$9.02	(2.58)%	1.35%	1.55%	0.31%	0.11%	128%	$4,491
2013	$7.21	(0.04)	2.21	2.17	(0.09)	—	(0.09)	$9.29	30.38%	1.52%	1.59%	0.16%	0.09%	123%	$3,100
2012	$6.03	0.01	1.17	1.18	—	—	—	$7.21	19.57%	1.67%	1.67%	0.16%	0.16%	127%	$45
2011	$6.34	—(4)	(0.27)	(0.27)	(0.04)	—	(0.04)	$6.03	(4.35)%	1.63%	1.63%	0.03%	0.03%	146%	$37

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$9.03	(0.01)	(0.10)	(0.11)	(0.06)	(0.14)	(0.20)	$8.72	(1.18)%	1.78%(5)	1.98%(5)	(0.21)%(5)	(0.41)%(5)	67%	$19,361
2015	$8.88	(0.05)	0.58	0.53	(0.01)	(0.37)	(0.38)	$9.03	6.48%	1.76%	1.96%	(0.58)%	(0.78)%	152%	$19,796
2014	$9.18	(0.01)	(0.27)	(0.28)	(0.02)	—	(0.02)	$8.88	(3.06)%	1.80%	2.00%	(0.14)%	(0.34)%	128%	$14,683
2013	$7.12	(0.03)	2.15	2.12	(0.06)	—	(0.06)	$9.18	29.89%	1.97%	2.04%	(0.29)%	(0.36)%	123%	$6,743
2012	$5.98	(0.04)	1.18	1.14	—	—	—	$7.12	19.06%	2.12%	2.12%	(0.29)%	(0.29)%	127%	$1,931
2011	$6.29	(0.04)	(0.26)	(0.30)	(0.01)	—	(0.01)	$5.98	(4.81)%	2.10%	2.10%	(0.44)%	(0.44)%	146%	$5,147
C Class
2016(3)	$8.81	(0.04)	(0.09)	(0.13)	(0.01)	(0.14)	(0.15)	$8.53	(1.48)%	2.53%(5)	2.73%(5)	(0.96)%(5)	(1.16)%(5)	67%	$1,484
2015	$8.73	(0.12)	0.57	0.45	—(4)	(0.37)	(0.37)	$8.81	5.59%	2.51%	2.71%	(1.33)%	(1.53)%	152%	$1,479
2014	$9.07	(0.08)	(0.26)	(0.34)	—	—	—	$8.73	(3.75)%	2.55%	2.75%	(0.89)%	(1.09)%	128%	$713
2013	$7.04	(0.09)	2.12	2.03	—	—	—	$9.07	29.02%	2.72%	2.79%	(1.04)%	(1.11)%	123%	$425
2012	$5.95	(0.06)	1.15	1.09	—	—	—	$7.04	18.15%	2.87%	2.87%	(1.04)%	(1.04)%	127%	$123
2011	$6.30	(0.06)	(0.29)	(0.35)	—	—	—	$5.95	(5.56)%	2.83%	2.83%	(1.17)%	(1.17)%	146%	$103

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2016(3)	$8.97	(0.02)	(0.10)	(0.12)	(0.04)	(0.14)	(0.18)	$8.67	(1.28)%	2.03%(5)	2.23%(5)	(0.46)%(5)	(0.66)%(5)	67%	$689
2015	$8.85	(0.07)	0.57	0.50	(0.01)	(0.37)	(0.38)	$8.97	6.09%	2.01%	2.21%	(0.83)%	(1.03)%	152%	$654
2014	$9.15	(0.04)	(0.25)	(0.29)	(0.01)	—	(0.01)	$8.85	(3.15)%	2.05%	2.25%	(0.39)%	(0.59)%	128%	$583
2013	$7.10	(0.03)	2.12	2.09	(0.04)	—	(0.04)	$9.15	29.50%	2.22%	2.29%	(0.54)%	(0.61)%	123%	$623
2012	$5.98	(0.03)	1.15	1.12	—	—	—	$7.10	18.73%	2.37%	2.37%	(0.54)%	(0.54)%	127%	$109
2011	$6.30	(0.04)	(0.28)	(0.32)	—	—	—	$5.98	(5.08)%	2.33%	2.33%	(0.67)%	(0.67)%	146%	$61

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2016 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89425 1607

Semiannual Report

May 31, 2016

International Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of recession fears and resulting central bank policy moves—triggered widespread market volatility. Stock index graphs of the six months look like a square root sign (√). From late December to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, an energy price collapse, and Chinese currency devaluations. Furthermore, the U.S. Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets.

These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to indications that the global oil supply glut could be reduced. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Modest broad market gains and losses for the reporting period do not capture its volatility, which generally pushed returns for bonds (and higher-yielding, more defensive stock sectors such as utilities and telecommunication services) ahead of broad stock returns. Also, the divergence between generally weaker global economic conditions and the relatively stable U.S. economy helped U.S. stocks generally outpace their non-U.S. counterparts.

Looking ahead, we expect more market volatility this year due to global economic and political headwinds, uncertainty surrounding future Fed moves, and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

MAY 31, 2016
Top Ten Holdings	% of net assets
Royal Dutch Shell plc, B Shares	3.4%
Allianz SE	2.2%
Westpac Banking Corp.	2.0%
HSBC Holdings plc	1.9%
Australia & New Zealand Banking Group Ltd.	1.9%
AXA SA	1.9%
TOTAL SA	1.8%
ING Groep NV CVA	1.7%
Nippon Telegraph & Telephone Corp.	1.5%
Rio Tinto plc	1.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.7%
Exchange-Traded Funds	0.4%
Total Equity Exposure	99.1%
Temporary Cash Investments	0.2%
Other Assets and Liabilities	0.7%

Investments by Country	% of net assets
Japan	23.0%
United Kingdom	22.0%
France	13.0%
Germany	9.6%
Australia	7.5%
Switzerland	4.3%
Italy	3.6%
Hong Kong	2.9%
Spain	2.7%
Netherlands	2.5%
Other Countries	7.6%
Exchange-Traded Funds*	0.4%
Cash and Equivalents**	0.9%
*Category may increase exposure to the countries indicated. The Schedule of Investments provides additional information on the fund's portfolio holdings.
**Includes temporary cash investments and other assets and liabilities.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period(1) 12/1/15 - 5/31/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$956.80	$6.41	1.31%
Institutional Class	$1,000	$958.30	$5.43	1.11%
A Class	$1,000	$956.20	$7.63	1.56%
C Class	$1,000	$951.40	$11.27	2.31%
R Class	$1,000	$955.30	$8.85	1.81%
R6 Class	$1,000	$958.20	$4.70	0.96%
Hypothetical
Investor Class	$1,000	$1,018.45	$6.61	1.31%
Institutional Class	$1,000	$1,019.45	$5.60	1.11%
A Class	$1,000	$1,017.20	$7.87	1.56%
C Class	$1,000	$1,013.45	$11.63	2.31%
R Class	$1,000	$1,015.95	$9.12	1.81%
R6 Class	$1,000	$1,020.20	$4.85	0.96%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

5

Schedule of Investments

MAY 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.7%
Australia — 7.5%
Australia & New Zealand Banking Group Ltd.	73,504	$1,353,626
BHP Billiton Ltd.	16,552	228,253
CIMIC Group Ltd.	28,662	774,758
Commonwealth Bank of Australia	569	31,843
Downer EDI Ltd.	48,311	136,525
Flight Centre Travel Group Ltd.	3,843	87,798
Fortescue Metals Group Ltd.	114,094	245,735
Metcash Ltd.(1)	57,478	85,161
National Australia Bank Ltd.	5,630	110,476
OZ Minerals Ltd.	36,311	143,291
Qantas Airways Ltd.	95,834	213,333
Regis Resources Ltd.	50,269	106,089
Telstra Corp. Ltd.	101,480	409,997
Westpac Banking Corp.	64,954	1,441,227
		5,368,112
Austria — 0.2%
Raiffeisen Bank International AG(1)	8,858	118,517
Belgium — 1.4%
Bekaert SA	2,521	112,200
KBC Groep NV(1)	15,057	891,436
		1,003,636
Denmark — 1.0%
Vestas Wind Systems A/S	10,237	733,544
Finland — 0.3%
UPM-Kymmene Oyj	12,363	237,836
France — 13.0%
AXA SA	53,251	1,337,859
BNP Paribas SA	14,075	779,347
CNP Assurances	8,572	145,449
Engie SA	41,244	635,349
Faurecia	9,472	376,770
Innate Pharma SA(1)	5,386	78,385
Metropole Television SA	3,637	66,750
Nexans SA(1)	4,980	256,271
Orange SA	50,731	881,402
Peugeot SA(1)	41,949	660,212
Safran SA	3,854	270,154
Sanofi	12,455	1,021,200
SCOR SE	8,449	282,494
Societe Generale SA	20,053	825,320
TOTAL SA	26,522	1,288,837
UBISOFT Entertainment SA(1)	3,963	146,173
Valeo SA	1,320	199,229
		9,251,201

6

	Shares	Value
Germany — 9.6%
Allianz SE	9,618	$1,569,906
BASF SE	2,678	206,879
Continental AG	889	190,707
Deutsche Lufthansa AG	5,913	82,864
Deutsche Telekom AG	36,704	648,110
E.ON SE	96,092	944,610
Hannover Rueck SE	5,559	626,872
METRO AG	25,554	839,617
Muenchener Rueckversicherungs-Gesellschaft AG	1,050	197,265
ProSiebenSat.1 Media SE	13,771	692,338
Siemens AG	3,047	328,142
SMA Solar Technology AG(1)	1,476	81,325
STADA Arzneimittel AG	7,696	409,823
		6,818,458
Hong Kong — 2.9%
CK Hutchison Holdings Ltd.	26,000	301,798
Hang Seng Bank Ltd.	39,100	693,870
HKT Trust & HKT Ltd.	93,000	134,759
Link REIT	98,500	605,267
Sands China Ltd.	29,600	113,513
Television Broadcasts Ltd.	13,900	47,223
VTech Holdings Ltd.	7,900	86,515
WH Group Ltd.	101,000	77,725
		2,060,670
Israel — 1.5%
Bank Hapoalim BM	107,944	557,553
Bezeq The Israeli Telecommunication Corp. Ltd.	36,778	71,118
Teva Pharmaceutical Industries Ltd.	8,261	429,057
		1,057,728
Italy — 3.6%
A2A SpA	94,789	135,103
Enel SpA	218,386	989,930
Eni SpA	53,044	810,337
Fiat Chrysler Automobiles NV	19,403	138,492
Prysmian SpA	20,605	504,146
		2,578,008
Japan — 23.0%
Bridgestone Corp.	17,300	597,732
Calsonic Kansei Corp.	13,000	101,431
Canon, Inc.	34,600	1,003,614
Central Japan Railway Co.	3,700	655,899
Chiyoda Corp.	26,000	186,192
Daiichi Sankyo Co. Ltd.	6,700	155,891
Daikyo, Inc.	39,000	59,873
Daiwa House Industry Co. Ltd.	6,600	191,739
Daiwa Securities Group, Inc.	57,000	332,627
Fuji Heavy Industries Ltd.	14,800	554,658
Hino Motors Ltd.	9,000	92,329
Hitachi Construction Machinery Co. Ltd.	14,900	230,359
Honda Motor Co., Ltd.	30,500	867,887

7

	Shares	Value
Hoya Corp.	7,300	$257,562
Iida Group Holdings Co. Ltd.	19,700	413,089
ITOCHU Corp.	36,600	459,917
Japan Airlines Co. Ltd.	19,500	669,341
JX Holdings, Inc.	104,900	410,184
KDDI Corp.	13,300	388,785
Komatsu Ltd.	31,500	544,035
Lawson, Inc.	1,000	79,198
Mitsubishi Chemical Holdings Corp.	100,700	513,253
Mitsubishi UFJ Financial Group, Inc.	10,200	51,011
Mitsui Chemicals, Inc.	52,000	195,819
Mixi, Inc.	14,800	572,032
MS&AD Insurance Group Holdings, Inc.	18,300	522,550
Nippon Telegraph & Telephone Corp.	24,600	1,078,548
NTT Data Corp.	4,900	253,109
NTT DOCOMO, Inc.	16,500	414,083
OKUMA Corp.	49,000	376,123
ORIX Corp.	64,400	895,616
Panasonic Corp.	27,700	258,026
Seiko Epson Corp.	7,500	135,188
Seven Bank Ltd.	172,700	636,308
Sumitomo Chemical Co. Ltd.	78,000	357,827
Sumitomo Mitsui Financial Group, Inc.	24,800	810,056
Teijin Ltd.	18,000	63,395
Tokyo Electric Power Co. Holdings, Inc.(1)	104,500	491,665
Toyota Boshoku Corp.	8,800	175,944
Toyota Motor Corp.	7,800	407,345
		16,460,240
Netherlands — 2.5%
ING Groep NV CVA	95,844	1,193,844
Koninklijke Ahold NV	25,594	566,981
NN Group NV	1,380	46,087
		1,806,912
Norway — 1.3%
Norsk Hydro ASA	20,417	81,394
Subsea 7 SA(1)	66,642	591,888
TGS Nopec Geophysical Co. ASA	17,051	256,613
		929,895
Portugal — 0.3%
EDP - Energias de Portugal SA	65,270	217,505
Singapore — 0.1%
United Overseas Bank Ltd.	5,600	74,092
Spain — 2.7%
ACS Actividades de Construccion y Servicios SA	5,047	166,501
Banco Bilbao Vizcaya Argentaria SA	20,000	132,650
Banco Santander SA	100,893	481,702
Endesa SA	25,089	515,874
Inmobiliaria Colonial SA(1)	124,974	98,588
Repsol SA	6,600	85,001
Telefonica SA	42,229	441,247
		1,921,563

8

	Shares	Value
Sweden — 1.5%
Axfood AB	3,798	$69,938
Fastighets AB Balder, B Shares(1)	2,500	64,618
Intrum Justitia AB	3,659	128,044
Peab AB	29,279	241,495
Skanska AB, B Shares	25,284	555,309
		1,059,404
Switzerland — 4.3%
Adecco Group AG	1,183	71,706
Lonza Group AG	897	154,855
Nestle SA	4,210	310,879
Novartis AG	594	47,150
Roche Holding AG	2,930	769,051
Swiss Reinsurance Co.	10,872	976,730
Transocean Ltd.(1)	4,647	46,610
Zurich Insurance Group AG	2,986	722,468
		3,099,449
United Kingdom — 22.0%
AstraZeneca plc	17,276	1,007,874
Berkeley Group Holdings plc	7,467	354,185
BHP Billiton plc	39,188	467,118
BP plc	138,156	714,851
British Land Co. plc (The)	18,328	196,436
BT Group plc	7,440	47,715
Centrica plc	303,228	895,049
Debenhams plc	24,157	25,873
Direct Line Insurance Group plc	32,647	177,458
Evraz plc(1)	22,204	35,697
GKN plc	17,921	71,353
GlaxoSmithKline plc	27,641	578,489
Glencore plc	177,813	337,629
Go-Ahead Group plc	5,367	199,385
HSBC Holdings plc	214,042	1,379,689
Imperial Brands plc	10,059	547,938
Investec plc	74,814	507,977
Land Securities Group plc	18,156	306,614
Legal & General Group plc	229,647	796,266
Lloyds Banking Group plc	615,224	641,741
Man Group plc	299,428	572,019
Marks & Spencer Group plc	41,165	226,382
Petrofac Ltd.	27,599	310,990
Rio Tinto plc	38,213	1,075,092
Royal Dutch Shell plc, B Shares	100,488	2,416,721
Royal Mail plc	70,811	554,845
Segro plc	50,649	321,232
Sky plc	38,232	533,522
Thomas Cook Group plc(1)	47,394	52,443
Vodafone Group plc	115,938	387,640
		15,740,223
TOTAL COMMON STOCKS (Cost $75,864,101)		70,536,993

9

	Shares	Value
EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI Japan ETF (Cost $273,820)	24,732	$291,343
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $111,150), at 0.10%, dated 5/31/16, due 6/1/16 (Delivery value $103,000)		103,000
State Street Institutional Liquid Reserves Fund, Premier Class	48,195	48,195
TOTAL TEMPORARY CASH INVESTMENTS (Cost $151,195)		151,195
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $76,289,116)		70,979,531
OTHER ASSETS AND LIABILITIES — 0.7%		528,302
TOTAL NET ASSETS — 100.0%		$71,507,833

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	33.2%
Industrials	12.3%
Consumer Discretionary	10.1%
Energy	9.7%
Telecommunication Services	6.8%
Utilities	6.8%
Health Care	6.5%
Materials	6.1%
Consumer Staples	3.6%
Information Technology	3.6%
Exchange-Traded Funds	0.4%
Cash and Equivalents*	0.9%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $76,289,116)	$70,979,531
Foreign currency holdings, at value (cost of $96,012)	95,522
Receivable for capital shares sold	48,996
Dividends and interest receivable	566,751
71,690,800

Liabilities
Payable for capital shares redeemed	109,341
Accrued management fees	67,749
Distribution and service fees payable	5,877
182,967

Net Assets	$71,507,833

Net Assets Consist of:
Capital (par value and paid-in surplus)	$84,289,298
Undistributed net investment income	1,092,852
Accumulated net realized loss	(8,562,205)
Net unrealized depreciation	(5,312,112)
$71,507,833

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$16,573,546	2,266,334	$7.31
Institutional Class, $0.01 Par Value	$6,500,208	888,524	$7.32
A Class, $0.01 Par Value	$12,618,224	1,719,681	$7.34*
C Class, $0.01 Par Value	$3,649,182	501,164	$7.28
R Class, $0.01 Par Value	$406,629	55,732	$7.30
R6 Class, $0.01 Par Value	$31,760,044	4,338,759	$7.32
*Maximum offering price $7.79 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $143,725)	$1,634,937
Interest	240
1,635,177

Expenses:
Management fees	400,263
Distribution and service fees:
A Class	16,141
C Class	17,224
R Class	967
Directors' fees and expenses	1,208
Other expenses	1,152
436,955

Net investment income (loss)	1,198,222

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(2,435,694)
Foreign currency transactions	553
(2,435,141)

Change in net unrealized appreciation (depreciation) on:
Investments	(2,010,675)
Translation of assets and liabilities in foreign currencies	6,001
(2,004,674)

Net realized and unrealized gain (loss)	(4,439,815)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,241,593)

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2015
Increase (Decrease) in Net Assets	May 31, 2016	November 30, 2015
Operations
Net investment income (loss)	$1,198,222	$1,870,284
Net realized gain (loss)	(2,435,141)	(3,498,434)
Change in net unrealized appreciation (depreciation)	(2,004,674)	(6,227,011)
Net increase (decrease) in net assets resulting from operations	(3,241,593)	(7,855,161)

Distributions to Shareholders
From net investment income:
Investor Class	(460,998)	(717,239)
Institutional Class	(145,691)	(39,683)
A Class	(329,220)	(541,676)
C Class	(57,981)	(67,359)
R Class	(7,725)	(15,630)
R6 Class	(823,525)	(84,394)
Decrease in net assets from distributions	(1,825,140)	(1,465,981)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(2,325,632)	49,861,719

Redemption Fees
Increase in net assets from redemption fees	11,053	1,235

Net increase (decrease) in net assets	(7,381,312)	40,541,812

Net Assets
Beginning of period	78,889,145	38,347,333
End of period	$71,507,833	$78,889,145

Undistributed net investment income	$1,092,852	$1,719,770

 See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2016 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Value Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited

14

to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover

15

transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund also include the assets of NT International Value Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 1.100% to 1.300% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.900% to 1.100% for the Institutional Class and 0.750% to 0.950% for the R6 Class. The effective annual management fee for each class for the six months ended May 31, 2016 was 1.30% for the Investor Class, A Class, C Class and R Class, 1.10% for the Institutional Class and 0.95% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no significant interfund transactions during the period.

16

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2016 were $24,419,401 and $27,573,264, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2016		Year ended November 30, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	40,000,000		40,000,000
Sold	228,727	$1,604,054	1,194,072	$10,050,047
Issued in reinvestment of distributions	60,843	452,063	85,418	699,499
Redeemed	(697,775)	(5,071,159)	(745,377)	(6,071,118)
	(408,205)	(3,015,042)	534,113	4,678,428
Institutional Class/Shares Authorized	40,000,000		40,000,000
Sold	347,651	2,447,645	2,680,128	23,061,474
Issued in reinvestment of distributions	19,608	145,691	4,791	39,683
Redeemed	(473,575)	(3,499,350)	(1,747,655)	(14,212,748)
	(106,316)	(906,014)	937,264	8,888,409
A Class/Shares Authorized	30,000,000		30,000,000
Sold	176,160	1,339,472	591,514	5,007,397
Issued in reinvestment of distributions	43,886	327,831	65,172	536,132
Redeemed	(390,325)	(2,801,553)	(493,915)	(4,062,546)
	(170,279)	(1,134,250)	162,771	1,480,983
C Class/Shares Authorized	30,000,000		30,000,000
Sold	58,518	427,093	214,569	1,747,541
Issued in reinvestment of distributions	7,683	57,085	8,092	66,273
Redeemed	(15,473)	(108,767)	(32,269)	(262,759)
	50,728	375,411	190,392	1,551,055
R Class/Shares Authorized	30,000,000		20,000,000
Sold	15,788	113,399	14,753	122,942
Issued in reinvestment of distributions	1,035	7,694	1,903	15,570
Redeemed	(10,727)	(76,114)	(20,984)	(160,604)
	6,096	44,979	(4,328)	(22,092)
R6 Class/Shares Authorized	40,000,000		30,000,000
Sold	817,472	5,745,340	4,631,460	38,859,690
Issued in reinvestment of distributions	110,838	823,525	10,298	84,394
Redeemed	(593,529)	(4,259,581)	(700,758)	(5,659,148)
	334,781	2,309,284	3,941,000	33,284,936
Net increase (decrease)	(293,195)	$(2,325,632)	5,761,212	$49,861,719

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

17

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	—	$70,536,993	—
Exchange-Traded Funds	$291,343	—	—
Temporary Cash Investments	48,195	103,000	—
	$339,538	$70,639,993	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$76,323,871
Gross tax appreciation of investments	$3,520,651
Gross tax depreciation of investments	(8,864,991)
Net tax appreciation (depreciation) of investments	$(5,344,340)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2015, the fund had accumulated short-term capital losses of $(5,597,827), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(2,258,267) expire in 2017 and the remaining losses are unlimited.

As of November 30, 2015, the fund had post-October capital loss deferrals of $(389,816), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$7.83	0.12	(0.46)	(0.34)	(0.18)	$7.31	(4.32)%	1.31%(4)	3.32%(4)	34%	$16,574
2015	$8.91	0.22	(0.97)	(0.75)	(0.33)	$7.83	(8.56)%	1.31%	2.70%	77%	$20,945
2014	$8.97	0.32	(0.19)	0.13	(0.19)	$8.91	1.38%	1.30%	3.55%	89%	$19,068
2013	$7.40	0.21	1.60	1.81	(0.24)	$8.97	24.96%	1.31%	2.63%	83%	$17,920
2012	$6.84	0.20	0.49	0.69	(0.13)	$7.40	10.25%	1.31%	2.95%	125%	$10,423
2011	$6.91	0.14	(0.09)	0.05	(0.12)	$6.84	0.57%	1.31%	1.85%	30%	$9,391
Institutional Class
2016(3)	$7.84	0.13	(0.45)	(0.32)	(0.20)	$7.32	(4.17)%	1.11%(4)	3.52%(4)	34%	$6,500
2015	$8.92	0.28	(1.01)	(0.73)	(0.35)	$7.84	(8.37)%	1.11%	2.90%	77%	$7,798
2014	$8.96	0.38	(0.23)	0.15	(0.19)	$8.92	1.67%	1.10%	3.75%	89%	$513
2013	$7.39	0.23	1.59	1.82	(0.25)	$8.96	25.24%	1.11%	2.83%	83%	$769
2012	$6.84	0.23	0.47	0.70	(0.15)	$7.39	10.33%	1.11%	3.15%	125%	$235
2011	$6.90	0.15	(0.07)	0.08	(0.14)	$6.84	0.92%	1.11%	2.05%	30%	$244

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$7.85	0.11	(0.45)	(0.34)	(0.17)	$7.34	(4.38)%	1.56%(4)	3.07%(4)	34%	$12,618
2015	$8.93	0.20	(0.97)	(0.77)	(0.31)	$7.85	(8.77)%	1.56%	2.45%	77%	$14,838
2014	$9.01	0.30	(0.20)	0.10	(0.18)	$8.93	1.08%	1.55%	3.30%	89%	$15,423
2013	$7.43	0.20	1.60	1.80	(0.22)	$9.01	24.67%	1.56%	2.38%	83%	$15,554
2012	$6.87	0.19	0.48	0.67	(0.11)	$7.43	9.91%	1.56%	2.70%	125%	$14,155
2011	$6.93	0.12	(0.08)	0.04	(0.10)	$6.87	0.45%	1.56%	1.60%	30%	$13,981
C Class
2016(3)	$7.78	0.08	(0.46)	(0.38)	(0.12)	$7.28	(4.86)%	2.31%(4)	2.32%(4)	34%	$3,649
2015	$8.85	0.13	(0.95)	(0.82)	(0.25)	$7.78	(9.39)%	2.31%	1.70%	77%	$3,502
2014	$8.97	0.23	(0.19)	0.04	(0.16)	$8.85	0.41%	2.30%	2.55%	89%	$2,301
2013	$7.40	0.14	1.59	1.73	(0.16)	$8.97	23.68%	2.31%	1.63%	83%	$2,009
2012	$6.84	0.13	0.49	0.62	(0.06)	$7.40	9.10%	2.31%	1.95%	125%	$1,412
2011	$6.90	0.06	(0.08)	(0.02)	(0.04)	$6.84	(0.31)%	2.31%	0.85%	30%	$1,137
R Class
2016(3)	$7.80	0.10	(0.45)	(0.35)	(0.15)	$7.30	(4.47)%	1.81%(4)	2.82%(4)	34%	$407
2015	$8.87	0.18	(0.96)	(0.78)	(0.29)	$7.80	(8.95)%	1.81%	2.20%	77%	$387
2014	$8.97	0.28	(0.21)	0.07	(0.17)	$8.87	0.78%	1.80%	3.05%	89%	$479
2013	$7.40	0.18	1.59	1.77	(0.20)	$8.97	24.32%	1.81%	2.13%	83%	$297
2012	$6.84	0.17	0.49	0.66	(0.10)	$7.40	9.67%	1.81%	2.45%	125%	$283
2011	$6.90	0.10	(0.08)	0.02	(0.08)	$6.84	0.20%	1.81%	1.35%	30%	$234

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2016(3)	$7.85	0.13	(0.45)	(0.32)	(0.21)	$7.32	(4.18)%	0.96%(4)	3.67%(4)	34%	$31,760
2015	$8.93	0.23	(0.95)	(0.72)	(0.36)	$7.85	(8.22)%	0.96%	3.05%	77%	$31,418
2014	$8.96	0.33	(0.17)	0.16	(0.19)	$8.93	1.83%	0.95%	3.90%	89%	$562
2013(5)	$8.21	0.06	0.69	0.75	—	$8.96	9.14%	0.96%(4)	2.02%(4)	83%(6)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2016 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through November 30, 2013.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

 See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89422 1607

Semiannual Report

May 31, 2016

NT Emerging Markets Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

MAY 31, 2016
Top Ten Holdings	% of net assets
Tencent Holdings Ltd.	5.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Samsung Electronics Co. Ltd.	2.9%
HDFC Bank Ltd.	2.5%
China Mobile Ltd.	2.4%
Industrial & Commercial Bank of China Ltd., H Shares	2.1%
Naspers Ltd., N Shares	1.9%
Ping An Insurance Group Co., H Shares	1.8%
President Chain Store Corp.	1.7%
LG Household & Health Care Ltd.	1.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.1%
Exchange-Traded Funds	1.7%
Total Equity Exposure	98.8%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	0.2%

Investments by Country	% of net assets
China	23.8%
South Korea	14.4%
Taiwan	13.3%
India	6.3%
Thailand	6.2%
South Africa	5.9%
Mexico	4.8%
Russia	4.7%
Brazil	4.5%
Indonesia	4.4%
Turkey	3.2%
Other Countries	5.6%
Exchange-Traded Funds*	1.7%
Cash and Equivalents**	1.2%
*Category may increase exposure to the countries indicated. The Schedule of Investments provides additional information on the fund's portfolio holdings.
**Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period(1) 12/1/15 - 5/31/16	Annualized Expense Ratio(1)
Actual
Institutional Class (after waiver)	$1,000	$988.90	$6.02	1.21%
Institutional Class (before waiver)	$1,000	$988.90(2)	$7.26	1.46%
R6 Class (after waiver)	$1,000	$990.40	$5.27	1.06%
R6 Class (before waiver)	$1,000	$990.40(2)	$6.52	1.31%
Hypothetical
Institutional Class (after waiver)	$1,000	$1,018.95	$6.11	1.21%
Institutional Class (before waiver)	$1,000	$1,017.70	$7.36	1.46%
R6 Class (after waiver)	$1,000	$1,019.70	$5.35	1.06%
R6 Class (before waiver)	$1,000	$1,018.45	$6.61	1.31%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

3

Schedule of Investments

MAY 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.1%
Brazil — 4.5%
Cielo SA	242,876	$2,127,921
Itau Unibanco Holding SA ADR	527,189	4,222,784
Raia Drogasil SA	370,800	5,873,531
Ultrapar Participacoes SA	249,200	4,706,636
Vale SA ADR	657,187	2,582,745
		19,513,617
Chile — 1.0%
SACI Falabella	621,518	4,368,423
China — 23.8%
AAC Technologies Holdings, Inc.	161,500	1,307,255
Alibaba Group Holding Ltd. ADR(1)	77,898	6,387,636
Baidu, Inc. ADR(1)	23,590	4,211,759
Beijing Enterprises Water Group Ltd.	8,272,000	5,311,879
China Gas Holdings Ltd.	2,640,000	3,737,091
China Mobile Ltd.	893,000	10,181,746
China Overseas Land & Investment Ltd.	1,292,000	3,882,276
China Railway Construction Corp. Ltd., H Shares	4,051,500	5,062,583
CNOOC Ltd.	3,144,000	3,754,634
Ctrip.com International Ltd. ADR(1)	105,215	4,814,638
IMAX China Holding, Inc.(1)	672,400	3,703,467
Industrial & Commercial Bank of China Ltd., H Shares	16,788,095	8,900,936
KWG Property Holding Ltd.	4,415,500	2,772,916
New Oriental Education & Technology Group, Inc. ADR	75,630	3,195,368
Ping An Insurance Group Co., H Shares	1,685,500	7,526,539
Shenzhou International Group Holdings Ltd.	1,064,000	5,353,717
Tencent Holdings Ltd.	976,400	21,775,262
		101,879,702
Egypt — 0.8%
Commercial International Bank Egypt S.A.E.	688,973	3,302,123
Hungary — 1.0%
Richter Gedeon Nyrt	223,047	4,471,590
India — 6.3%
Bharti Infratel Ltd.	733,543	4,083,355
HCL Technologies Ltd.	312,416	3,435,021
HDFC Bank Ltd.	513,901	10,692,746
Larsen & Toubro Ltd.	179,145	3,923,298
SKS Microfinance Ltd.(1)	506,949	4,899,590
		27,034,010
Indonesia — 4.4%
Astra International Tbk PT	5,926,100	2,863,269
Bank Rakyat Indonesia Persero Tbk PT	2,975,300	2,254,345
Matahari Department Store Tbk PT	3,510,800	4,876,825
Telekomunikasi Indonesia Persero Tbk PT	19,031,000	5,154,810
Wijaya Karya Persero Tbk PT	20,666,200	3,630,958
		18,780,207

4

	Shares	Value
Mexico — 4.8%
Alsea SAB de CV	913,750	$3,462,564
Cemex SAB de CV ADR(1)	867,162	5,515,150
Corp. Inmobiliaria Vesta SAB de CV	1,699,371	2,485,975
Fomento Economico Mexicano SAB de CV ADR	44,931	4,074,343
Grupo Aeroportuario del Centro Norte Sab de CV	856,116	4,917,736
		20,455,768
Peru — 1.0%
Credicorp Ltd.	30,083	4,217,637
Philippines — 1.8%
Ayala Land, Inc.	5,047,200	3,852,989
Universal Robina Corp.	943,570	3,934,484
		7,787,473
Russia — 4.7%
Moscow Exchange MICEX-RTS PJSC	2,737,796	4,495,594
NovaTek OAO GDR	56,935	5,716,274
X5 Retail Group NV GDR(1)	258,680	5,057,194
Yandex NV, A Shares(1)	226,891	4,673,954
		19,943,016
South Africa — 5.9%
Aspen Pharmacare Holdings Ltd.	219,151	4,490,042
Capitec Bank Holdings Ltd.	103,461	3,916,854
Discovery Holdings Ltd.	437,489	3,346,253
Naspers Ltd., N Shares	56,559	8,318,784
Sappi Ltd.(1)	458,329	2,150,169
Vodacom Group Ltd.	283,613	2,966,737
		25,188,839
South Korea — 14.4%
Amorepacific Corp.	17,098	5,989,608
CJ Korea Express Corp.(1)	24,821	4,456,867
Coway Co. Ltd.	52,502	4,537,427
GS Retail Co. Ltd.	74,710	3,316,126
Innocean Worldwide, Inc.	64,142	4,779,166
LG Chem Ltd.	12,843	2,920,333
LG Household & Health Care Ltd.	7,555	6,694,143
Medy-Tox, Inc.	10,757	3,962,345
NAVER Corp.	7,922	4,785,904
Orion Corp.	4,356	3,545,326
Samsung Electronics Co. Ltd.	11,352	12,306,414
Samsung Fire & Marine Insurance Co. Ltd.	18,382	4,287,797
		61,581,456
Taiwan — 13.3%
Hota Industrial Manufacturing Co. Ltd.	1,134,000	5,354,879
Largan Precision Co. Ltd.	36,000	3,002,530
Nien Made Enterprise Co. Ltd.(1)	467,000	4,281,579
PChome Online, Inc.	254,810	3,047,172
President Chain Store Corp.	970,000	7,361,441
Taiwan Paiho Ltd.	1,378,000	3,731,005
Taiwan Semiconductor Manufacturing Co. Ltd.	4,116,774	19,755,466
Tung Thih Electronic Co. Ltd.	387,000	5,411,177

5

	Shares	Value
Uni-President Enterprises Corp.	2,655,000	$5,055,592
		57,000,841
Thailand — 6.2%
Airports of Thailand PCL	288,200	3,194,603
CP ALL PCL	3,578,100	4,982,799
Kasikornbank PCL	434,200	2,139,096
KCE Electronics PCL	936,500	2,129,899
Minor International PCL	4,190,600	4,604,088
Siam Cement PCL (The)	222,950	2,995,549
Srisawad Power 1979 PCL	3,086,317	3,671,616
Thai Oil PCL	1,739,100	3,066,852
		26,784,502
Turkey — 3.2%
Haci Omer Sabanci Holding AS	1,086,971	3,383,782
TAV Havalimanlari Holding AS	422,110	2,164,813
Tofas Turk Otomobil Fabrikasi AS	595,683	4,467,471
Ulker Biskuvi Sanayi AS	511,687	3,698,859
		13,714,925
TOTAL COMMON STOCKS (Cost $388,980,195)		416,024,129
EXCHANGE-TRADED FUNDS — 1.7%
iShares MSCI Brazil Capped ETF	170,722	4,343,167
iShares MSCI Malaysia ETF	360,965	2,858,843
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,092,172)		7,202,010
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $3,112,200), at 0.10%, dated 5/31/16, due 6/1/16 (Delivery value $3,048,008)		3,048,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,394,919	1,394,919
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,442,919)		4,442,919
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $401,515,286)		427,669,058
OTHER ASSETS AND LIABILITIES — 0.2%		990,730
TOTAL NET ASSETS — 100.0%		$428,659,788

6

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	20.8%
Financials	19.7%
Consumer Discretionary	18.1%
Consumer Staples	14.0%
Industrials	6.3%
Telecommunication Services	5.3%
Energy	4.0%
Materials	3.8%
Health Care	3.0%
Utilities	2.1%
Exchange-Traded Funds	1.7%
Cash and Equivalents*	1.2%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

MAY 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $401,515,286)	$427,669,058
Foreign currency holdings, at value (cost of $1,079,737)	1,080,392
Receivable for investments sold	6,207,453
Receivable for capital shares sold	1,187
Dividends and interest receivable	439,549
Other assets	12,716
435,410,355

Liabilities
Payable for investments purchased	4,784,606
Payable for capital shares redeemed	1,543,503
Accrued management fees	416,387
Accrued foreign taxes	6,071
6,750,567

Net Assets	$428,659,788

Net Assets Consist of:
Capital (par value and paid-in surplus)	$424,365,308
Undistributed net investment income	838,503
Accumulated net realized loss	(22,659,712)
Net unrealized appreciation	26,115,689
$428,659,788

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Institutional Class, $0.01 Par Value	$399,369,079	41,547,531	$9.61
R6 Class, $0.01 Par Value	$29,290,709	3,047,569	$9.61

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $385,194)	$3,234,031
Interest	3,941
3,237,972

Expenses:
Management fees	2,889,193
Directors' fees and expenses	6,698
Other expenses	4,500
2,900,391
Fees waived	(501,184)
2,399,207

Net investment income (loss)	838,765

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(11,243,569)
Foreign currency transactions	(225,643)
Capital gain distributions received from underlying funds	673,363
(10,795,849)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $134,679)	8,540,316
Translation of assets and liabilities in foreign currencies	(26,709)
8,513,607

Net realized and unrealized gain (loss)	(2,282,242)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,443,477)

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2015
Increase (Decrease) in Net Assets	May 31, 2016	November 30, 2015
Operations
Net investment income (loss)	$838,765	$1,883,408
Net realized gain (loss)	(10,795,849)	(5,520,167)
Change in net unrealized appreciation (depreciation)	8,513,607	(34,256,631)
Net increase (decrease) in net assets resulting from operations	(1,443,477)	(37,893,390)

Distributions to Shareholders
From net investment income:
Institutional Class	(1,209,292)	(700,610)
R6 Class	(111,666)	(53,663)
Decrease in net assets from distributions	(1,320,958)	(754,273)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	36,527,773	99,909,755

Net increase (decrease) in net assets	33,763,338	61,262,092

Net Assets
Beginning of period	394,896,450	333,634,358
End of period	$428,659,788	$394,896,450

Undistributed net investment income	$838,503	$1,320,696

See Notes to Financial Statements.

10

Notes to Financial Statements

MAY 31, 2016 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

The fund offers the Institutional Class and the R6 Class, which have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services, which may be provided indirectly through another American Century Investment mutual fund. As a result, the investment advisor is able to charge the R6 Class lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between

11

domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Income and capital gain distributions, if any, are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, are a component of net realized gain (loss). Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund also include the assets of Emerging Markets Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 1.050% to 1.650% for the Institutional Class and 0.900% to 1.500% for the R6 Class. During the six months ended May 31, 2016, the investment advisor voluntarily agreed to waive 0.250% of the fund's management fee. The investment advisor expects this waiver to continue until March 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended May 31, 2016 was $468,772 and $32,412 for the Institutional Class and R6 Class, respectively. The effective annual management fee before waiver for each class for the six months ended May 31, 2016 was 1.45% for the Institutional Class and 1.30% for the R6 Class. The effective annual management fee after waiver for each class for the six months ended May 31, 2016 was 1.20% for the Institutional Class and 1.05% for the R6 Class.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no significant interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2016 were $166,614,826 and $123,619,317, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2016		Year ended November 30, 2015
	Shares	Amount	Shares	Amount
Institutional Class/Shares Authorized	300,000,000		300,000,000
Sold	5,828,742	$52,639,304	11,739,797	$121,732,892
Issued in reinvestment of distributions	127,026	1,209,292	67,044	700,610
Redeemed	(2,653,840)	(24,546,562)	(3,424,560)	(36,763,331)
	3,301,928	29,302,034	8,382,281	85,670,171
R6 Class/Shares Authorized	40,000,000		40,000,000
Sold	913,070	8,468,389	1,656,279	17,340,728
Issued in reinvestment of distributions	11,730	111,666	5,140	53,663
Redeemed	(142,543)	(1,354,316)	(317,714)	(3,154,807)
	782,257	7,225,739	1,343,705	14,239,584
Net increase (decrease)	4,084,185	$36,527,773	9,725,986	$99,909,755

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$6,805,529	$12,708,088	—
China	18,609,401	83,270,301	—
Mexico	9,589,493	10,866,275	—
Peru	4,217,637	—	—
Russia	4,673,954	15,269,062	—
Other Countries	—	250,014,389	—
Exchange-Traded Funds	7,202,010	—	—
Temporary Cash Investments	1,394,919	3,048,000	—
	$52,492,943	$375,176,115	—

14

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$402,789,735
Gross tax appreciation of investments	$46,621,980
Gross tax depreciation of investments	(21,742,657)
Net tax appreciation (depreciation) of investments	$24,879,323

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2015, the fund had accumulated short-term capital losses of $(9,140,455), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(1,146,451) expire in 2017 and the remaining losses are unlimited.

As of November 30, 2015, the fund had post-October capital loss deferrals of $(1,040,430), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2016(3)	$9.75	0.02	(0.13)	(0.11)	(0.03)	$9.61	(1.11)%	1.21%(4)	1.46%(4)	0.41%(4)	0.16%(4)	31%	$399,369
2015	$10.84	0.05	(1.12)	(1.07)	(0.02)	$9.75	(9.88)%	1.24%	1.49%	0.49%	0.24%	61%	$372,802
2014	$10.67	0.05	0.16	0.21	(0.04)	$10.84	2.02%	1.25%	1.50%	0.45%	0.20%	84%	$323,641
2013	$10.05	0.04	0.63	0.67	(0.05)	$10.67	6.66%	1.42%	1.52%	0.38%	0.28%	76%	$269,117
2012	$8.94	0.05	1.07	1.12	(0.01)	$10.05	12.51%	1.54%	1.54%	0.50%	0.50%	101%	$169,277
2011	$10.24	0.04	(1.34)	(1.30)	—	$8.94	(12.70)%	1.52%	1.52%	0.37%	0.37%	87%	$119,682
R6 Class
2016(3)	$9.75	0.03	(0.12)	(0.09)	(0.05)	$9.61	(0.96)%	1.06%(4)	1.31%(4)	0.56%(4)	0.31%(4)	31%	$29,291
2015	$10.84	0.07	(1.12)	(1.05)	(0.04)	$9.75	(9.74)%	1.09%	1.34%	0.64%	0.39%	61%	$22,095
2014	$10.68	0.06	0.16	0.22	(0.06)	$10.84	2.11%	1.10%	1.35%	0.60%	0.35%	84%	$9,993
2013(5)	$9.90	(0.01)	0.79	0.78	—	$10.68	7.88%	1.12%(4)	1.37%(4)	(0.37)%(4)	(0.62)%(4)	76%(6)	$2,280

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2016 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through November 30, 2013.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.
See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

17

Notes

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89416 1607

Semiannual Report

May 31, 2016

NT International Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

MAY 31, 2016
Top Ten Holdings	% of net assets
Roche Holding AG	3.5%
Reckitt Benckiser Group plc	2.5%
Novo Nordisk A/S, B Shares	2.0%
AIA Group Ltd.	1.9%
Pandora A/S	1.8%
Intesa Sanpaolo SpA	1.7%
Shire plc	1.7%
TOTAL SA	1.5%
Tencent Holdings Ltd.	1.5%
Worldpay Group plc	1.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	96.4%
Exchange-Traded Funds	0.4%
Total Equity Exposure	96.8%
Temporary Cash Investments	2.9%
Other Assets and Liabilities	0.3%

Investments by Country	% of net assets
United Kingdom	21.3%
Japan	14.5%
France	14.4%
Germany	6.2%
Switzerland	5.4%
Denmark	4.8%
Ireland	4.1%
Netherlands	3.7%
Sweden	2.9%
China	2.7%
Belgium	2.5%
Hong Kong	2.4%
Other Countries	11.5%
Exchange-Traded Funds	0.4%
Cash and Equivalents*	3.2%
*Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period(1) 12/1/15 - 5/31/16	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$963.50	$4.81	0.98%
R6 Class	$1,000	$964.90	$4.08	0.83%
Hypothetical
Institutional Class	$1,000	$1,020.10	$4.95	0.98%
R6 Class	$1,000	$1,020.85	$4.19	0.83%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

3

Schedule of Investments

MAY 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.4%
Austria — 1.0%
Erste Group Bank AG(1)	327,040	$8,751,342
Belgium — 2.5%
Anheuser-Busch InBev SA/NV	85,838	10,873,549
KBC Groep NV(1)	155,270	9,192,624
UCB SA	34,330	2,480,913
		22,547,086
Canada — 1.8%
Alimentation Couche-Tard, Inc., B Shares	197,950	8,709,891
Canadian Pacific Railway Ltd.	55,620	7,198,556
		15,908,447
China — 2.7%
Alibaba Group Holding Ltd. ADR(1)	58,050	4,760,100
Baidu, Inc. ADR(1)	33,710	6,018,583
Tencent Holdings Ltd.	599,500	13,369,797
		24,148,480
Denmark — 4.8%
DSV A/S	198,770	9,066,222
Novo Nordisk A/S, B Shares	317,580	17,663,656
Pandora A/S	109,660	16,297,996
		43,027,874
France — 14.4%
Accor SA	103,760	4,514,617
Arkema SA	73,810	6,055,877
Cie de Saint-Gobain	157,990	7,052,599
Criteo SA ADR(1)	115,360	5,176,203
Essilor International SA	82,751	10,804,757
Iliad SA	25,940	5,684,400
Kering	47,040	7,597,016
Legrand SA	150,340	8,269,281
LVMH Moet Hennessy Louis Vuitton SE	54,180	8,683,823
Pernod Ricard SA	53,620	5,841,341
Publicis Groupe SA	106,310	7,695,677
Rexel SA	298,290	4,561,862
Thales SA	106,900	9,260,849
TOTAL SA	276,781	13,450,173
Valeo SA	79,000	11,923,550
Veolia Environnement SA	308,840	6,934,472
Vinci SA	83,410	6,272,768
		129,779,265
Germany — 6.2%
adidas AG	90,710	11,621,918
Deutsche Boerse AG	85,030	7,450,431
Fresenius Medical Care AG & Co. KGaA	136,270	11,826,427
HeidelbergCement AG	125,300	10,719,625
Symrise AG	79,390	4,981,115
4

	Shares	Value
Zalando SE(1)	301,712	$8,844,015
		55,443,531
Hong Kong — 2.4%
AIA Group Ltd.	2,929,400	17,133,640
Sands China Ltd.	1,240,800	4,758,336
		21,891,976
India — 0.6%
Tata Motors Ltd.(1)	716,970	4,897,901
Indonesia — 0.8%
Astra International Tbk PT	8,400,200	4,058,662
Bank Mandiri Persero Tbk PT	5,269,200	3,481,298
		7,539,960
Ireland — 4.1%
Bank of Ireland(1)	23,510,736	7,167,628
CRH plc	332,410	10,073,031
Ryanair Holdings plc ADR	127,688	11,159,931
Smurfit Kappa Group plc	306,820	8,370,720
		36,771,310
Israel — 0.6%
Mobileye NV(1)	150,470	5,713,346
Italy — 1.7%
Intesa Sanpaolo SpA	6,045,990	15,526,083
Japan — 14.5%
Calbee, Inc.	207,200	7,652,937
Daikin Industries Ltd.	74,400	6,380,118
Daito Trust Construction Co. Ltd.	54,600	7,935,946
Isuzu Motors Ltd.	168,100	2,028,099
Kao Corp.	87,600	4,826,366
Keyence Corp.	10,200	6,484,671
Kubota Corp.	832,300	12,255,070
Mitsubishi Estate Co. Ltd.	257,000	4,965,472
Murata Manufacturing Co. Ltd.	67,400	7,882,151
Nitori Holdings Co. Ltd.	84,700	8,612,652
Olympus Corp.	212,000	8,988,486
Ono Pharmaceutical Co. Ltd.	201,500	8,960,004
ORIX Corp.	767,700	10,676,462
Ryohin Keikaku Co. Ltd.	52,300	12,057,787
Seven & i Holdings Co. Ltd.	272,000	11,652,756
Suntory Beverage & Food Ltd.	193,500	9,138,980
		130,497,957
Mexico — 0.5%
Cemex SAB de CV ADR(1)	681,668	4,335,408
Netherlands — 3.7%
ASML Holding NV	76,910	7,650,310
Koninklijke DSM NV	110,730	6,590,169
Koninklijke Vopak NV	118,690	6,184,391
NXP Semiconductors NV(1)	132,910	12,558,666
		32,983,536
Norway — 0.9%
Statoil ASA	507,660	8,095,276

5

	Shares	Value
Portugal — 1.1%
Jeronimo Martins SGPS SA	617,500	$10,003,616
South Korea — 0.6%
Amorepacific Corp.	16,040	5,618,980
Spain — 1.9%
Cellnex Telecom SAU	296,245	4,779,447
Industria de Diseno Textil SA	361,035	12,195,785
		16,975,232
Sweden — 2.9%
Hexagon AB, B Shares	265,080	10,293,227
Lundin Petroleum AB(1)	423,410	7,593,751
Svenska Cellulosa AB SCA, B Shares	267,614	8,566,112
		26,453,090
Switzerland — 5.4%
Actelion Ltd.	31,740	5,208,042
Chocoladefabriken Lindt & Spruengli AG	970	5,977,113
Julius Baer Group Ltd.	140,240	6,240,257
Roche Holding AG	119,864	31,461,285
		48,886,697
United Kingdom — 21.3%
Admiral Group plc	262,980	7,495,856
ARM Holdings plc	165,380	2,364,142
Ashtead Group plc	685,773	9,694,014
ASOS plc(1)	91,490	4,632,533
Associated British Foods plc	112,063	4,778,301
Auto Trader Group plc	2,062,416	11,739,301
Aviva plc	1,242,200	8,092,532
Bunzl plc	333,570	9,875,095
Carnival plc	186,050	9,186,077
Compass Group plc	410,350	7,649,031
Liberty Global plc, Class A(1)	117,140	4,375,179
London Stock Exchange Group plc	269,920	10,692,169
Pearson plc	371,740	4,514,564
Prudential plc	474,000	9,473,945
Reckitt Benckiser Group plc	228,780	22,780,549
Rio Tinto plc	301,566	8,484,316
Shire plc	250,590	15,461,327
St. James's Place plc	715,200	9,607,599
Weir Group plc (The)	241,190	4,188,436
Wolseley plc	224,370	13,164,381
Worldpay Group plc(1)	3,294,717	13,222,941
		191,472,288
TOTAL COMMON STOCKS (Cost $789,722,205)		867,268,681
EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI EAFE ETF (Cost $3,786,508)	62,460	3,646,415
TEMPORARY CASH INVESTMENTS — 2.9%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $18,407,675), at 0.10%, dated 5/31/16, due 6/1/16 (Delivery value $18,041,050)		18,041,000

6

	Shares	Value
State Street Institutional Liquid Reserves Fund, Premier Class	8,253,100	$8,253,100
TOTAL TEMPORARY CASH INVESTMENTS (Cost $26,294,100)		26,294,100
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $819,802,813)		897,209,196
OTHER ASSETS AND LIABILITIES — 0.3%		3,005,604
TOTAL NET ASSETS — 100.0%		$900,214,800

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	17.3%
Financials	16.1%
Industrials	14.0%
Consumer Staples	12.7%
Health Care	12.6%
Information Technology	12.0%
Materials	6.6%
Energy	3.2%
Telecommunication Services	1.1%
Utilities	0.8%
Exchange-Traded Funds	0.4%
Cash and Equivalents*	3.2%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

MAY 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $819,802,813)	$897,209,196
Foreign currency holdings, at value (cost of $1,516,562)	1,498,505
Receivable for capital shares sold	40,246
Dividends and interest receivable	3,471,118
Other assets	33,800
902,252,865

Liabilities
Payable for investments purchased	949,175
Payable for capital shares redeemed	299,030
Accrued management fees	715,461
Accrued foreign taxes	74,399
2,038,065

Net Assets	$900,214,800

Net Assets Consist of:
Capital (par value and paid-in surplus)	$835,220,907
Undistributed net investment income	3,425,370
Accumulated net realized loss	(15,688,859)
Net unrealized appreciation	77,257,382
$900,214,800

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Institutional Class, $0.01 Par Value	$838,686,760	82,747,235	$10.14
R6 Class, $0.01 Par Value	$61,528,040	6,070,420	$10.14

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,266,432)	$11,208,416
Interest	10,862
11,219,278

Expenses:
Management fees	4,037,340
Directors' fees and expenses	14,073
Other expenses	12,806
4,064,219

Net investment income (loss)	7,155,059

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(11,670,639)
Foreign currency transactions	(137,980)
(11,808,619)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(74,399))	(19,086,911)
Translation of assets and liabilities in foreign currencies	62,025
(19,024,886)

Net realized and unrealized gain (loss)	(30,833,505)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(23,678,446)

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2015
Increase (Decrease) in Net Assets	May 31, 2016	November 30, 2015
Operations
Net investment income (loss)	$7,155,059	$6,033,670
Net realized gain (loss)	(11,808,619)	25,543,145
Change in net unrealized appreciation (depreciation)	(19,024,886)	(36,306,946)
Net increase (decrease) in net assets resulting from operations	(23,678,446)	(4,730,131)

Distributions to Shareholders
From net investment income:
Institutional Class	(5,713,153)	(4,445,815)
R6 Class	(434,699)	(177,103)
From net realized gains:
Institutional Class	(23,995,241)	(32,506,946)
R6 Class	(1,521,449)	(994,137)
Decrease in net assets from distributions	(31,664,542)	(38,124,001)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	113,223,218	(81,703,913)

Net increase (decrease) in net assets	57,880,230	(124,558,045)

Net Assets
Beginning of period	842,334,570	966,892,615
End of period	$900,214,800	$842,334,570

Undistributed net investment income	$3,425,370	$2,418,163

See Notes to Financial Statements.

10

Notes to Financial Statements

MAY 31, 2016 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

The fund offers the Institutional Class and the R6 Class, which have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services, which may be provided indirectly through another American Century Investment mutual fund. As a result, the investment advisor is able to charge the R6 Class a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between

11

domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder,

12

which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund also include the assets of International Growth Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 0.850% to 1.300% for the Institutional Class and 0.700% to 1.150% for the R6 Class. The effective annual management fee for each class for the six months ended May 31, 2016 was 0.97% for the Institutional Class and 0.82% for the R6 Class.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Interfund Transactions — The fund may enter into security transactions with other American Century
Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no significant interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2016 were $359,634,777 and $260,731,004, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2016		Year ended November 30, 2015
	Shares	Amount	Shares	Amount
Institutional Class/Shares Authorized	560,000,000		520,000,000
Sold	10,812,507	$103,390,114	20,052,758	$221,419,288
Issued in reinvestment of distributions	2,887,113	29,708,394	3,473,004	36,952,761
Redeemed	(3,671,359)	(38,208,189)	(31,869,055)	(359,661,904)
	10,028,261	94,890,319	(8,343,293)	(101,289,855)
R6 Class/Shares Authorized	40,000,000		40,000,000
Sold	1,833,943	18,211,509	3,382,368	37,379,941
Issued in reinvestment of distributions	190,102	1,956,148	110,183	1,171,240
Redeemed	(184,747)	(1,834,758)	(1,696,365)	(18,965,239)
	1,839,298	18,332,899	1,796,186	19,585,942
Net increase (decrease)	11,867,559	$113,223,218	(6,547,107)	$(81,703,913)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
China	$10,778,683	$13,369,797	—
France	5,176,203	124,603,062	—
Ireland	11,159,931	25,611,379	—
Israel	5,713,346	—	—
Mexico	4,335,408	—	—
Netherlands	12,558,666	20,424,870	—
United Kingdom	4,375,179	187,097,109	—
Other Countries	—	442,065,048	—
Exchange-Traded Funds	3,646,415	—	—
Temporary Cash Investments	8,253,100	18,041,000	—
	$65,996,931	$831,212,265	—

14

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$823,895,547
Gross tax appreciation of investments	$98,310,486
Gross tax depreciation of investments	(24,996,837)
Net tax appreciation (depreciation) of investments	$73,313,649

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2016(3)	$10.95	0.08	(0.47)	(0.39)	(0.08)	(0.34)	(0.42)	$10.14	(3.65)%	0.98%(4)	1.70%(4)	32%	$838,687
2015	$11.58	0.08	(0.26)	(0.18)	(0.05)	(0.40)	(0.45)	$10.95	(1.44)%	0.97%	0.69%	83%	$795,985
2014	$12.17	0.10	0.03	0.13	(0.17)	(0.55)	(0.72)	$11.58	1.26%	0.98%	0.86%	67%	$938,672
2013	$9.94	0.11	2.27	2.38	(0.15)	—	(0.15)	$12.17	24.27%	1.02%	1.01%	89%	$771,045
2012	$8.71	0.13	1.17	1.30	(0.07)	—	(0.07)	$9.94	15.13%	1.08%	1.47%	93%	$487,964
2011	$9.11	0.10	(0.41)	(0.31)	(0.09)	—	(0.09)	$8.71	(3.47)%	1.12%	1.04%	77%	$345,234
R6 Class
2016(3)	$10.95	0.10	(0.47)	(0.37)	(0.10)	(0.34)	(0.44)	$10.14	(3.51)%	0.83%(4)	1.85%(4)	32%	$61,528
2015	$11.59	0.10	(0.27)	(0.17)	(0.07)	(0.40)	(0.47)	$10.95	(1.37)%	0.82%	0.84%	83%	$46,349
2014	$12.18	0.11	0.04	0.15	(0.19)	(0.55)	(0.74)	$11.59	1.43%	0.83%	1.01%	67%	$28,220
2013(5)	$11.13	(0.01)	1.06	1.05	—	—	—	$12.18	9.43%	0.85%(4)	(0.34)%(4)	89%(6)	$6,561

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2016 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through November 30, 2013.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

17

Notes

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89417 1607

Semiannual Report

May 31, 2016

NT International Small-Mid Cap Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

MAY 31, 2016
Top Ten Holdings	% of net assets
Pandora A/S	2.6%
Genmab A/S	2.3%
DSV A/S	2.2%
Persimmon plc	1.6%
Buzzi Unicem SpA	1.5%
DCC plc	1.5%
Lonza Group AG	1.5%
Teleperformance	1.5%
W-Scope Corp.	1.4%
Dfds A/S	1.4%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.4%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	0.6%

Investments by Country	% of net assets
Japan	21.8%
United Kingdom	13.8%
France	10.4%
Denmark	10.1%
Australia	6.1%
Switzerland	5.8%
Sweden	5.7%
Germany	5.4%
Canada	5.1%
Spain	2.8%
Italy	2.6%
Other Countries	8.8%
Cash and Equivalents*	1.6%
*Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period(1) 12/1/15 - 5/31/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,033.50	$7.52	1.48%
Institutional Class	$1,000	$1,034.10	$6.51	1.28%
R6 Class	$1,000	$1,035.30	$5.75	1.13%
Hypothetical
Investor Class	$1,000	$1,017.60	$7.47	1.48%
Institutional Class	$1,000	$1,018.60	$6.46	1.28%
R6 Class	$1,000	$1,019.35	$5.70	1.13%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

3

Schedule of Investments

MAY 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.4%
Australia — 6.1%
APN Outdoor Group Ltd.	501,999	$2,481,688
Bellamy's Australia Ltd.	139,313	1,106,566
Burson Group Ltd.	372,300	1,428,814
Magellan Financial Group Ltd.	104,256	1,859,664
Qantas Airways Ltd.	881,358	1,961,965
Star Entertainment Grp Ltd. (The)	439,185	1,793,429
Treasury Wine Estates Ltd.	334,449	2,499,416
		13,131,542
Belgium — 1.0%
Galapagos NV(1)	38,999	2,246,851
Canada — 5.1%
Agnico-Eagle Mines Ltd. New York Shares	31,736	1,425,581
CCL Industries, Inc., Class B	8,540	1,520,118
Element Financial Corp.	146,932	1,723,273
Gildan Activewear, Inc.	19,717	587,443
Maple Leaf Foods, Inc.	90,390	2,029,958
PrairieSky Royalty Ltd.	97,230	1,881,799
Silver Wheaton Corp.	94,270	1,755,308
		10,923,480
China — 0.4%
Tongda Group Holdings Ltd.	4,280,000	908,793
Denmark — 10.1%
Ambu A/S, B Shares	26,280	1,071,297
Dfds A/S	61,622	3,053,122
DSV A/S	102,564	4,678,110
Genmab A/S(1)	27,559	4,980,220
H. Lundbeck A/S(1)	58,590	2,305,140
Pandora A/S	38,034	5,652,726
		21,740,615
Finland — 0.6%
Amer Sports Oyj	46,886	1,397,051
France — 10.4%
BioMerieux	11,390	1,487,187
Criteo SA ADR(1)	43,460	1,950,050
Eiffage SA	28,280	2,086,179
Eurofins Scientific SE	6,569	2,547,186
Nexans SA(1)	50,885	2,618,546
Nexity SA	39,589	2,133,720
Plastic Omnium SA	66,889	2,230,489
Remy Cointreau SA	29,645	2,461,964
Rubis SCA	23,225	1,760,310
Teleperformance	36,117	3,149,747
		22,425,378
Germany — 5.4%
CompuGroup Medical SE	36,787	1,604,907

4

	Shares	Value
GEA Group AG	14,630	$678,226
Grand City Properties SA	123,932	2,608,245
KION Group AG	32,339	1,789,565
SMA Solar Technology AG(1)	32,353	1,782,600
Stroeer SE & Co. KGaA	37,469	2,037,802
Symrise AG	16,809	1,054,636
		11,555,981
Hong Kong — 1.6%
Techtronic Industries Co. Ltd.	514,000	2,067,046
Wynn Macau Ltd.	888,800	1,390,832
		3,457,878
Ireland — 1.3%
Dalata Hotel Group plc(1)	390,620	2,051,423
Kingspan Group plc	27,337	768,169
		2,819,592
Israel — 1.4%
Mellanox Technologies Ltd.(1)	36,630	1,736,262
Partner Communications Co. Ltd.(1)	235,377	1,257,926
		2,994,188
Italy — 2.6%
Buzzi Unicem SpA	165,630	3,291,388
De' Longhi SpA	44,653	1,197,861
FinecoBank Banca Fineco SpA	139,330	1,016,968
		5,506,217
Japan — 21.8%
Anicom Holdings, Inc.	66,700	1,697,391
Asahi Intecc Co. Ltd.	38,000	1,921,705
Daito Trust Construction Co. Ltd.	19,400	2,819,732
DeNA Co. Ltd.	95,200	1,915,434
Dip Corp.	92,300	2,521,402
Disco Corp.	23,900	2,277,013
Ezaki Glico Co. Ltd.	17,500	943,469
Financial Products Group Co. Ltd.	252,400	2,805,837
Gulliver International Co. Ltd.	186,100	1,883,940
Hoshizaki Electric Co. Ltd.	13,200	1,264,749
Ichigo, Inc.	704,200	2,963,446
Japan Exchange Group, Inc.	116,600	1,589,976
Japan Hotel REIT Investment Corp.	2,280	1,982,788
Koito Manufacturing Co. Ltd.	38,900	1,837,242
LIXIL Group Corp.	72,800	1,316,166
Ono Pharmaceutical Co. Ltd.	20,500	911,564
Open House Co. Ltd.	107,172	2,868,631
Ryohin Keikaku Co. Ltd.	7,600	1,752,183
Sundrug Co. Ltd.	30,800	2,550,558
Sysmex Corp.	19,900	1,455,637
Takeuchi Manufacturing Co. Ltd.	71,300	1,238,824
Temp Holdings Co. Ltd.	119,600	1,909,539
Tokyo Steel Manufacturing Co. Ltd.	217,500	1,306,159
W-Scope Corp.	52,000	3,085,203
		46,818,588

5

	Shares	Value
Netherlands — 1.0%
Koninklijke Vopak NV	41,283	$2,151,068
Norway — 1.0%
Marine Harvest ASA	127,185	2,123,906
Portugal — 0.5%
Jeronimo Martins SGPS SA	62,059	1,005,367
Spain — 2.8%
Cellnex Telecom SAU	66,533	1,073,406
Distribuidora Internacional de Alimentacion SA	150,880	902,337
Gamesa Corp. Tecnologica SA	91,791	1,828,661
Inmobiliaria Colonial SA(1)	1,479,919	1,167,462
Merlin Properties Socimi SA	90,189	992,851
		5,964,717
Sweden — 5.7%
Attendo AB	106,085	1,052,412
Boliden AB	49,896	882,908
Fastighets AB Balder, B Shares(1)	74,312	1,920,752
Fingerprint Cards AB, B Shares(1)	86,425	1,153,183
Loomis AB, B Shares	50,970	1,346,759
Lundin Petroleum AB(1)	65,014	1,166,010
RaySearch Laboratories AB	143,986	2,162,030
Saab AB, B Shares	46,595	1,549,005
Thule Group AB (The)	66,097	1,014,274
		12,247,333
Switzerland — 5.8%
dorma+kaba Holding AG	2,239	1,470,892
Flughafen Zuerich AG	14,150	2,481,233
Geberit AG	6,740	2,576,660
Lonza Group AG	18,598	3,210,681
Partners Group Holding AG	6,660	2,807,384
		12,546,850
United Kingdom — 13.8%
ASOS plc(1)	56,009	2,835,977
Auto Trader Group plc	514,045	2,925,951
DCC plc	35,272	3,213,321
Greencore Group plc	220,082	1,098,751
Howden Joinery Group plc	282,019	2,070,903
ITV plc	276,140	859,087
Persimmon plc	113,564	3,457,378
Provident Financial plc	68,552	2,891,245
Rightmove plc	17,526	1,072,211
Rotork plc	573,840	1,634,815
Sophos Group plc	288,718	878,146
Travis Perkins plc	42,520	1,184,257
UDG Healthcare plc	136,010	1,166,181
Weir Group plc (The)	91,840	1,594,867
Worldpay Group plc(1)	687,836	2,760,545
		29,643,635
TOTAL COMMON STOCKS (Cost $184,291,385)		211,609,030

6

	Shares	Value
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $1,506,700), at 0.10%, dated 5/31/16, due 6/1/16 (Delivery value $1,475,004)		$1,475,000
State Street Institutional Liquid Reserves Fund, Premier Class	674,941	674,941
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,149,941)		2,149,941
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $186,441,326)		213,758,971
OTHER ASSETS AND LIABILITIES — 0.6%		1,326,057
TOTAL NET ASSETS — 100.0%		$215,085,028

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.2%
Consumer Discretionary	18.6%
Financials	16.6%
Health Care	13.1%
Information Technology	10.2%
Consumer Staples	7.7%
Materials	6.6%
Energy	1.5%
Telecommunication Services	1.1%
Utilities	0.8%
Cash and Equivalents*	1.6%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

MAY 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $186,441,326)	$213,758,971
Foreign currency holdings, at value (cost of $95,454)	94,816
Receivable for investments sold	1,919,777
Receivable for capital shares sold	1,150
Dividends and interest receivable	458,165
216,232,879

Liabilities
Payable for investments purchased	912,793
Accrued management fees	235,058
1,147,851

Net Assets	$215,085,028

Net Assets Consist of:
Capital (par value and paid-in surplus)	$202,703,509
Distributions in excess of net investment income	(153,672)
Accumulated net realized loss	(14,786,693)
Net unrealized appreciation	27,321,884
$215,085,028

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$63,863,957	6,061,194	$10.54
Institutional Class, $0.01 Par Value	$140,555,449	13,328,912	$10.55
R6 Class, $0.01 Par Value	$10,665,622	1,010,826	$10.55

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $156,785)	$1,779,053
Interest	2,641
1,781,694

Expenses:
Management fees	1,323,349
Directors' fees and expenses	3,373
Other expenses	1,698
1,328,420

Net investment income (loss)	453,274

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(6,192,361)
Foreign currency transactions	(23,520)
(6,215,881)

Change in net unrealized appreciation (depreciation) on:
Investments	13,579,100
Translation of assets and liabilities in foreign currencies	11,249
13,590,349

Net realized and unrealized gain (loss)	7,374,468

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,827,742

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED) AND PERIOD ENDED NOVEMBER 30, 2015
Increase (Decrease) in Net Assets	May 31, 2016	November 30, 2015(1)
Operations
Net investment income (loss)	$453,274	$649,860
Net realized gain (loss)	(6,215,881)	(8,218,545)
Change in net unrealized appreciation (depreciation)	13,590,349	13,731,535
Net increase (decrease) in net assets resulting from operations	7,827,742	6,162,850

Distributions to Shareholders
From net investment income:
Investor Class	(438,707)	—
Institutional Class	(1,087,818)	—
R6 Class	(82,548)	—
Decrease in net assets from distributions	(1,609,073)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,750,675	200,952,834

Net increase (decrease) in net assets	7,969,344	207,115,684

Net Assets
Beginning of period	207,115,684	—
End of period	$215,085,028	$207,115,684

Undistributed (distributions in excess of) net investment income	$(153,672)	$1,002,127

(1)	March 19, 2015 (fund inception) through November 30, 2015.

See Notes to Financial Statements.

10

Notes to Financial Statements

MAY 31, 2016 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT International Small-Mid Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

The fund offers the Investor Class, the Institutional Class and the R6 Class, which have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services, which may be provided indirectly through another American Century Investment mutual fund. As a result, the investment advisor is able to charge the Institutional Class and R6 Class lower unified management fees.  All classes of the fund commenced sale on March 19, 2015, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a

11

specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.47% for the Investor Class, 1.27% for the Institutional Class and 1.12% for the R6 Class.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security.  There were no significant interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2016 were $126,108,618 and $123,122,277, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2016		Period ended November 30, 2015(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	80,000,000		100,000,000
Sold	—	—	6,624,685	$66,247,282
Issued in reinvestment of distributions	43,010	$438,707	—	—
Redeemed	(342,034)	(3,526,562)	(264,467)	(2,771,716)
	(299,024)	(3,087,855)	6,360,218	63,475,566
Institutional Class/Shares Authorized	130,000,000		150,000,000
Sold	1,208,204	11,378,100	13,245,884	132,504,598
Issued in reinvestment of distributions	106,649	1,087,818	—	—
Redeemed	(921,636)	(9,508,427)	(310,189)	(3,259,552)
	393,217	2,957,491	12,935,695	129,245,046
R6 Class/Shares Authorized	40,000,000		40,000,000
Sold	231,297	2,273,259	910,428	9,164,580
Issued in reinvestment of distributions	8,093	82,548	—	—
Redeemed	(46,362)	(474,768)	(92,630)	(932,358)
	193,028	1,881,039	817,798	8,232,222
Net increase (decrease)	287,221	$1,750,675	20,113,711	$200,952,834

(1)	March 19, 2015 (fund inception) through November 30, 2015.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$6,867,201	$204,741,829	—
Temporary Cash Investments	674,941	1,475,000	—
	$7,542,142	$206,216,829	—

14

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$186,822,124
Gross tax appreciation of investments	$29,550,154
Gross tax depreciation of investments	(2,613,307)
Net tax appreciation (depreciation) of investments	$26,936,847

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2015, the fund had accumulated short-term capital losses of $(7,556,613), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

15

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$10.29	0.01	0.31	0.32	(0.07)	$10.54	3.35%	1.48%(4)	0.30%(4)	62%	$63,864
2015(5)	$10.00	0.02	0.27	0.29	—	$10.29	2.70%	1.47%(4)	0.32%(4)	118%	$65,428
Institutional Class
2016(3)	$10.30	0.03	0.31	0.34	(0.09)	$10.55	3.41%	1.28%(4)	0.50%(4)	62%	$140,555
2015(5)	$10.00	0.04	0.26	0.30	—	$10.30	2.80%	1.27%(4)	0.52%(4)	118%	$133,255
R6 Class
2016(3)	$10.31	0.04	0.30	0.34	(0.10)	$10.55	3.53%	1.13%(4)	0.65%(4)	62%	$10,666
2015(5)	$10.00	0.05	0.26	0.31	—	$10.31	2.90%	1.12%(4)	0.67%(4)	118%	$8,433

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2016 (unaudited).

(4)	Annualized.

(5)	March 19, 2015 (fund inception) through November 30, 2015.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

17

Notes

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89418 1607

Semiannual Report

May 31, 2016

NT International Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

MAY 31, 2016
Top Ten Holdings	% of net assets
Royal Dutch Shell plc, B Shares	3.4%
Allianz SE	2.2%
Westpac Banking Corp.	2.0%
HSBC Holdings plc	1.9%
Australia & New Zealand Banking Group Ltd.	1.9%
AXA SA	1.9%
TOTAL SA	1.8%
ING Groep NV CVA	1.7%
Nippon Telegraph & Telephone Corp.	1.5%
Rio Tinto plc	1.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.9%
Exchange-Traded Funds	0.5%
Total Equity Exposure	98.4%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	0.9%

Investments by Country	% of net assets
Japan	22.8%
United Kingdom	21.6%
France	12.8%
Germany	9.5%
Australia	7.5%
Switzerland	4.4%
Italy	3.6%
Hong Kong	2.9%
Spain	2.6%
Netherlands	2.6%
Other Countries	7.6%
Exchange-Traded Funds*	0.5%
Cash and Equivalents**	1.6%
*Category may increase exposure to the countries indicated. The Schedule of Investments provides additional information on the fund's portfolio holdings.
**Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period(1) 12/1/15 - 5/31/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$956.90	$6.36	1.30%
Institutional Class	$1,000	$958.50	$5.39	1.10%
R6 Class	$1,000	$958.60	$4.65	0.95%
Hypothetical
Investor Class	$1,000	$1,018.50	$6.56	1.30%
Institutional Class	$1,000	$1,019.50	$5.55	1.10%
R6 Class	$1,000	$1,020.25	$4.80	0.95%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

3

Schedule of Investments

MAY 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.9%
Australia — 7.5%
Australia & New Zealand Banking Group Ltd.	830,871	$15,301,049
BHP Billiton Ltd.	191,978	2,647,391
CIMIC Group Ltd.	332,987	9,000,924
Commonwealth Bank of Australia	9,117	510,211
Downer EDI Ltd.	598,689	1,691,867
Flight Centre Travel Group Ltd.	36,925	843,593
Fortescue Metals Group Ltd.	1,271,881	2,739,371
Metcash Ltd.(1)	539,369	799,149
National Australia Bank Ltd.	54,000	1,059,624
OZ Minerals Ltd.	425,334	1,678,460
Qantas Airways Ltd.	1,057,190	2,353,379
Regis Resources Ltd.	562,889	1,187,938
Telstra Corp. Ltd.	1,183,665	4,782,212
Westpac Banking Corp.	730,499	16,208,626
		60,803,794
Austria — 0.2%
Raiffeisen Bank International AG(1)	96,927	1,296,847
Belgium — 1.4%
Bekaert SA	32,959	1,466,874
KBC Groep NV(1)	172,702	10,224,670
		11,691,544
Denmark — 1.0%
Vestas Wind Systems A/S	118,158	8,466,750
Finland — 0.3%
UPM-Kymmene Oyj	126,936	2,441,960
France — 12.8%
AXA SA	607,142	15,253,619
BNP Paribas SA	161,626	8,949,400
CNP Assurances	98,626	1,673,478
Engie SA	469,451	7,231,725
Faurecia	108,851	4,329,793
Innate Pharma SA(1)	50,305	732,112
Metropole Television SA	34,603	635,074
Nexans SA(1)	57,195	2,943,259
Orange SA	567,860	9,866,019
Peugeot SA(1)	484,605	7,626,926
Safran SA	40,652	2,849,582
Sanofi	141,599	11,609,872
SCOR SE	101,254	3,385,442
Societe Generale SA	222,795	9,169,559
TOTAL SA	299,370	14,547,885
UBISOFT Entertainment SA(1)	40,929	1,509,640
Valeo SA	13,783	2,080,282
		104,393,667

4

	Shares	Value
Germany — 9.5%
Allianz SE	109,199	$17,824,094
BASF SE	29,714	2,295,445
Continental AG	9,365	2,008,970
Deutsche Lufthansa AG	78,335	1,097,773
Deutsche Telekom AG	407,784	7,200,552
E.ON SE	1,075,616	10,573,591
Hannover Rueck SE	64,522	7,275,959
METRO AG	284,832	9,358,600
Muenchener Rueckversicherungs-Gesellschaft AG	12,833	2,410,949
ProSiebenSat.1 Media SE	158,268	7,956,940
Siemens AG	33,746	3,634,222
SMA Solar Technology AG(1)	16,578	913,422
STADA Arzneimittel AG	85,573	4,556,886
		77,107,403
Hong Kong — 2.9%
CK Hutchison Holdings Ltd.	276,500	3,209,510
Hang Seng Bank Ltd.	439,700	7,802,932
HKT Trust & HKT Ltd.	1,188,000	1,721,440
Link REIT	1,160,000	7,128,012
Sands China Ltd.	302,000	1,158,138
Television Broadcasts Ltd.	157,900	536,442
VTech Holdings Ltd.	95,900	1,050,232
WH Group Ltd.	1,300,500	1,000,803
		23,607,509
Israel — 1.5%
Bank Hapoalim BM	1,183,199	6,111,470
Bezeq The Israeli Telecommunication Corp. Ltd.	507,941	982,210
Teva Pharmaceutical Industries Ltd.	93,986	4,881,407
		11,975,087
Italy — 3.6%
A2A SpA	989,326	1,410,091
Enel SpA	2,459,608	11,149,249
Eni SpA	619,293	9,460,746
Fiat Chrysler Automobiles NV	235,247	1,679,111
Prysmian SpA	234,635	5,740,857
		29,440,054
Japan — 22.8%
Bridgestone Corp.	197,300	6,816,903
Calsonic Kansei Corp.	140,000	1,092,338
Canon, Inc.	382,000	11,080,363
Central Japan Railway Co.	41,700	7,392,161
Chiyoda Corp.	297,000	2,126,889
Daiichi Sankyo Co. Ltd.	76,400	1,777,619
Daikyo, Inc.	369,000	566,488
Daiwa House Industry Co. Ltd.	69,600	2,021,973
Daiwa Securities Group, Inc.	602,000	3,513,003
Fuji Heavy Industries Ltd.	173,700	6,509,730
Hino Motors Ltd.	93,000	954,061
Hitachi Construction Machinery Co. Ltd.	159,300	2,462,831
Honda Motor Co., Ltd.	335,900	9,558,142

5

	Shares	Value
Hoya Corp.	87,300	$3,080,156
Iida Group Holdings Co. Ltd.	226,700	4,753,668
ITOCHU Corp.	397,300	4,992,486
Japan Airlines Co. Ltd.	217,600	7,469,161
JX Holdings, Inc.	1,222,700	4,781,046
KDDI Corp.	145,700	4,259,095
Komatsu Ltd.	356,300	6,153,644
Lawson, Inc.	13,600	1,077,094
Mitsubishi Chemical Holdings Corp.	1,173,700	5,982,176
Mitsubishi UFJ Financial Group, Inc.	97,100	485,610
Mitsui Chemicals, Inc.	667,000	2,511,753
Mixi, Inc.	164,300	6,350,332
MS&AD Insurance Group Holdings, Inc.	208,400	5,950,791
Nippon Telegraph & Telephone Corp.	286,400	12,556,753
NTT Data Corp.	54,000	2,789,362
NTT DOCOMO, Inc.	191,700	4,810,894
OKUMA Corp.	530,000	4,068,271
ORIX Corp.	722,800	10,052,034
Panasonic Corp.	305,300	2,843,879
Seiko Epson Corp.	78,900	1,422,174
Seven Bank Ltd.	1,986,900	7,320,677
Sumitomo Chemical Co. Ltd.	896,000	4,110,426
Sumitomo Mitsui Financial Group, Inc.	277,300	9,057,607
Teijin Ltd.	226,000	795,954
Tokyo Electric Power Co. Holdings, Inc.(1)	1,195,400	5,624,269
Toyota Boshoku Corp.	97,300	1,945,385
Toyota Motor Corp.	96,700	5,050,039
		186,167,237
Netherlands — 2.6%
ING Groep NV CVA	1,089,801	13,574,692
Koninklijke Ahold NV	300,344	6,653,481
NN Group NV	17,561	586,470
		20,814,643
Norway — 1.3%
Norsk Hydro ASA	268,429	1,070,109
Subsea 7 SA(1)	734,009	6,519,182
TGS Nopec Geophysical Co. ASA	187,440	2,820,921
		10,410,212
Portugal — 0.3%
EDP - Energias de Portugal SA	766,923	2,555,685
Singapore — 0.1%
United Overseas Bank Ltd.	65,500	866,611
Spain — 2.6%
ACS Actividades de Construccion y Servicios SA	57,361	1,892,344
Banco Bilbao Vizcaya Argentaria SA	169,997	1,127,507
Banco Santander SA	1,081,067	5,161,427
Endesa SA	305,470	6,281,006
Inmobiliaria Colonial SA(1)	1,114,832	879,456
Repsol SA	75,000	965,920
Telefonica SA	468,763	4,898,057
		21,205,717

6

	Shares	Value
Sweden — 1.5%
Axfood AB	44,826	$825,439
Fastighets AB Balder, B Shares(1)	35,279	911,861
Intrum Justitia AB	52,300	1,830,204
Peab AB	322,680	2,661,486
Skanska AB, B Shares	287,076	6,305,013
		12,534,003
Switzerland — 4.4%
Adecco Group AG	13,121	795,312
Lonza Group AG	10,863	1,875,343
Nestle SA	52,633	3,886,582
Novartis AG	2,087	165,658
Roche Holding AG	34,536	9,064,831
Swiss Reinsurance Co.	125,646	11,287,915
Transocean Ltd.(1)	50,511	506,635
Zurich Insurance Group AG	34,145	8,261,441
		35,843,717
United Kingdom — 21.6%
AstraZeneca plc	196,885	11,486,177
Berkeley Group Holdings plc	85,019	4,032,745
BHP Billiton plc	449,904	5,362,819
BP plc	1,518,104	7,855,018
British Land Co. plc (The)	233,623	2,503,922
BT Group plc	150,995	968,375
Centrica plc	3,503,339	10,340,934
Debenhams plc	541,031	579,474
Direct Line Insurance Group plc	438,826	2,385,307
Evraz plc(1)	253,149	406,980
GKN plc	219,759	874,973
GlaxoSmithKline plc	320,650	6,710,773
Glencore plc	1,995,212	3,788,482
Go-Ahead Group plc	69,642	2,587,212
HSBC Holdings plc	2,424,044	15,625,097
Investec plc	865,573	5,877,122
Land Securities Group plc	217,441	3,672,091
Legal & General Group plc	2,739,680	9,499,427
Lloyds Banking Group plc	7,076,008	7,380,994
Man Group plc	3,319,182	6,340,876
Marks & Spencer Group plc	519,403	2,856,396
Petrofac Ltd.	327,576	3,691,179
Rio Tinto plc	432,068	12,155,884
Royal Dutch Shell plc, B Shares	1,138,382	27,377,912
Royal Mail plc	802,161	6,285,390
Segro plc	623,650	3,955,390
Sky plc	464,460	6,481,469
Thomas Cook Group plc(1)	456,545	505,185
Vodafone Group plc	1,399,558	4,679,444
		176,267,047
TOTAL COMMON STOCKS (Cost $841,142,421)		797,889,487

7

	Shares	Value
EXCHANGE-TRADED FUNDS — 0.5%
iShares MSCI Japan ETF (Cost $3,915,485)	328,587	$3,870,755
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $4,273,100), at 0.10%, dated 5/31/16, due 6/1/16 (Delivery value $4,184,012)		4,184,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,914,482	1,914,482
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,098,482)		6,098,482
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $851,156,388)		807,858,724
OTHER ASSETS AND LIABILITIES — 0.9%		7,033,870
TOTAL NET ASSETS — 100.0%		$814,892,594

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	33.4%
Industrials	12.2%
Consumer Discretionary	10.1%
Energy	9.7%
Telecommunication Services	6.9%
Utilities	6.9%
Health Care	6.4%
Materials	5.9%
Information Technology	3.5%
Consumer Staples	2.9%
Exchange-Traded Funds	0.5%
Cash and Equivalents*	1.6%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

MAY 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $851,156,388)	$807,858,724
Foreign currency holdings, at value (cost of $1,175,550)	1,170,761
Receivable for capital shares sold	26,320
Dividends and interest receivable	6,610,333
815,666,138

Liabilities
Payable for capital shares redeemed	26
Accrued management fees	773,518
773,544

Net Assets	$814,892,594

Net Assets Consist of:
Capital (par value and paid-in surplus)	$917,158,513
Undistributed net investment income	13,315,212
Accumulated net realized loss	(72,300,815)
Net unrealized depreciation	(43,280,316)
$814,892,594

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$192,755,034	22,286,318	$8.65
Institutional Class, $0.01 Par Value	$578,477,692	66,825,089	$8.66
R6 Class, $0.01 Par Value	$43,659,868	5,040,171	$8.66

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,599,042)	$18,073,332
Interest	5,784
18,079,116

Expenses:
Management fees	4,346,188
Directors' fees and expenses	12,812
Other expenses	3,407
4,362,407

Net investment income (loss)	13,716,709

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(38,531,388)
Foreign currency transactions	60,133
(38,471,255)

Change in net unrealized appreciation (depreciation) on:
Investments	(845,168)
Translation of assets and liabilities in foreign currencies	83,291
(761,877)

Net realized and unrealized gain (loss)	(39,233,132)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(25,516,423)

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2016 (UNAUDITED) AND PERIOD ENDED NOVEMBER 30, 2015
Increase (Decrease) in Net Assets	May 31, 2016	November 30, 2015(1)
Operations
Net investment income (loss)	$13,716,709	$16,712,379
Net realized gain (loss)	(38,471,255)	(33,907,997)
Change in net unrealized appreciation (depreciation)	(761,877)	(42,518,439)
Net increase (decrease) in net assets resulting from operations	(25,516,423)	(59,714,057)

Distributions to Shareholders
From net investment income:
Investor Class	(3,816,917)	—
Institutional Class	(12,359,341)	—
R6 Class	(859,181)	—
Decrease in net assets from distributions	(17,035,439)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	85,587,543	831,570,970

Net increase (decrease) in net assets	43,035,681	771,856,913

Net Assets
Beginning of period	771,856,913	—
End of period	$814,892,594	$771,856,913

Undistributed net investment income	$13,315,212	$16,633,942

(1)	March 19, 2015 (fund inception) through November 30, 2015.

See Notes to Financial Statements.

11

Notes to Financial Statements

MAY 31, 2016 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT International Value Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

The fund offers the Investor Class, the Institutional Class and the R6 Class, which have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services, which may be provided indirectly through another American Century Investment mutual fund. As a result, the investment advisor is able to charge the Institutional Class and R6 Class lower unified management fees. All classes of the fund commenced sale on March 19, 2015, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a

12

specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in

13

the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund also include the assets of International Value Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 1.100% to 1.300% for the Investor Class, 0.900% to 1.100% for the Institutional Class and 0.750% to 0.950% for the R6 Class. The effective annual management fee for each class for the six months ended May 31, 2016 was 1.30% for the Investor Class, 1.10% for the Institutional Class and 0.95% for the R6 Class.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no significant interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2016 were $342,746,186 and $254,824,582, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2016		Period ended November 30, 2015(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	2,299,842	$18,963,466	22,561,269	$225,871,525
Issued in reinvestment of distributions	434,234	3,816,917	—	—
Redeemed	(1,473,823)	(13,762,464)	(1,535,204)	(14,572,591)
	1,260,253	9,017,919	21,026,065	211,298,934
Institutional Class/Shares Authorized	450,000,000		420,000,000
Sold	9,746,073	79,732,013	62,418,999	619,721,716
Issued in reinvestment of distributions	1,406,068	12,359,341	—	—
Redeemed	(3,187,632)	(27,704,920)	(3,558,419)	(35,213,173)
	7,964,509	64,386,434	58,860,580	584,508,543
R6 Class/Shares Authorized	40,000,000		40,000,000
Sold	1,582,683	13,349,896	4,132,581	40,891,450
Issued in reinvestment of distributions	97,745	859,181	—	—
Redeemed	(237,590)	(2,025,887)	(535,248)	(5,127,957)
	1,442,838	12,183,190	3,597,333	35,763,493
Net increase (decrease)	10,667,600	$85,587,543	83,483,978	$831,570,970

(1)	March 19, 2015 (fund inception) through November 30, 2015.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	—	$797,889,487	—
Exchange-Traded Funds	$3,870,755	—	—
Temporary Cash Investments	1,914,482	4,184,000	—
	$5,785,237	$802,073,487	—

15

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$854,991,720
Gross tax appreciation of investments	$26,531,448
Gross tax depreciation of investments	(73,664,444)
Net tax appreciation (depreciation) of investments	$(47,132,996)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2015, the fund had accumulated short-term capital losses of $(33,133,202), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

16

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$9.24	0.15	(0.54)	(0.39)	(0.20)	$8.65	(4.31)%	1.30%(4)	3.45%(4)	34%	$192,755
2015(5)	$10.00	0.20	(0.96)	(0.76)	—	$9.24	(7.60)%	1.30%(4)	2.95%(4)	55%	$194,181
Institutional Class
2016(3)	$9.25	0.15	(0.53)	(0.38)	(0.21)	$8.66	(4.15)%	1.10%(4)	3.65%(4)	34%	$578,478
2015(5)	$10.00	0.21	(0.96)	(0.75)	—	$9.25	(7.50)%	1.10%(4)	3.15%(4)	55%	$544,369
R6 Class
2016(3)	$9.26	0.16	(0.54)	(0.38)	(0.22)	$8.66	(4.14)%	0.95%(4)	3.80%(4)	34%	$43,660
2015(5)	$10.00	0.22	(0.96)	(0.74)	—	$9.26	(7.40)%	0.95%(4)	3.30%(4)	55%	$33,307

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2016 (unaudited).

(4)	Annualized.

(5)	March 19, 2015 (fund inception) through November 30, 2015.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89419 1607

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	July 28, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 28, 2016